    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2007


                                           REGISTRATION STATEMENT NOS. 333-58809

                                                                       811-08869
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 14

                                       AND
                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 14


            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT

                               (Name of Depositor)

                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                             JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT

                       ONE CITYPLACE, HARTFORD CONNECTICUT

                     (Name and Address of Agent for Service)


                                   COPIES TO:
                                 DIANE E. AMBLER

                 KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP

                                1601 K STREET, NW
                              WASHINGTON, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on November 12, 2007 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FILING NOTE

The purpose of this Post-Effective Amendment is to file the attached Supplement to the Prospectus and Supplement to the Statement of Additional Information, each dated November 12, 2007. This Post-Effective Amendment does not supersede any previously filed post-effective amendment.

The following documents are incorporated herein by reference:

The Prospectus and Statement of Additional Information each dated April 30, 2007, included in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File Nos. 333-58809/811-08869 filed April 9, 2007 pursuant to paragraph (b) of Rule 485.

The Prospectus dated April 30, 2007 filed with the Securities and Exchange Commission on May 2, 2007 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-58809.

The Supplement date June 21 ,2007 to the Prospectus dated April 30, 2007, filed with the Securities and Exchange Commission on June 21, 2007 and the Supplement dated June 29,2007 to the Prospectus dated April 30, 2007 filed with the Securities and Exchange Commission on June 29, 2007, each, pursuant to Rule 497 under the Securities Act of 1933 in connection with Registration Statement No. 333-58809.

                  METLIFE INSURANCE COMPANY OF CONNECTICUT AND
                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
         METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES AND
            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

                           METLIFE RETIREMENT ACCOUNT

                       SUPPLEMENT DATED NOVEMBER 12, 2007
                                     TO THE
                PROSPECTUS DATED APRIL 30, 2007, AS SUPPLEMENTED

This supplements the information contained in the Prospectus for the variable annuity contract listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION SUBSTITUTION

Effective on or about November 12, 2007, the Replacement Fund in the box below was substituted for the corresponding Prior Fund as a Variable Funding Option under the Contract.

For existing Contract Owners the substitution had no effect on the account value in the Variable Funding Option. However, the number of units received in the Replacement Fund may be different from the number of units held in the Prior Fund, due to differences in the unit values. Any elections existing Contract Owners had on file for the Prior Fund for the allocation of account value have been redirected to the corresponding Replacement Fund. References in the Prospectus and Statement of Additional Information to the Prior Fund shall be deemed to refer to the Replacement Fund, including references to the Monitored Portfolios in the "TRANSFERS" section of the Prospectus.


                   Prior Fund                                                        Replacement Fund
                   ----------                                                        ----------------
MetLife Investment International Stock Fund                           Morgan Stanley EAFE(R) Index Portfolio -- Class A
MetLife Investment Small Company Stock Fund                           Russell 2000(R) Index Portfolio -- Class A1
MetLife Investment Large Company Stock Fund                           MetLife Stock Index Portfolio -- Class A
MetLife Investment Diversified Bond Fund                              Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A

2. FEE TABLE

     a. Replace the "MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES" table on page 9 of the Prospectus with the following:

                                                                                                               MINIMUM      MAXIMUM
                                                                                                               -------      -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                                       0.30%        1.72%

     b. The following information is added to the table in the "UNDERLYING FUND FEES AND EXPENSES" section beginning on page 9 of the Prospectus and replaces such information for the corresponding Prior Fund:

                                                DISTRIBUTION
                                                   AND/OR                TOTAL        CONTRACTUAL FEE     NET TOTAL
                                                   SERVICE               ANNUAL            WAIVER          ANNUAL
                                   MANAGEMENT      (12B-1)     OTHER     OPERATING     AND/OR EXPENSE     OPERATING
UNDERLYING FUND:                       FEE         FEES       EXPENSES   EXPENSES      REIMBURSEMENT      EXPENSES
----------------                   ----------   ------------  --------   ---------    ---------------     ---------
METROPOLITAN SERIES FUND, INC.
   Lehman Brothers(R) Aggregate
     Bond Index Portfolio --
     Class A                          0.25%          --       0.06%      0.31%        0.01%                0.30%(a)
   MetLife Stock Index Portfolio
     -- Class A                       0.25%          --       0.05%      0.30%        0.01%                0.29%(a)
   Morgan Stanley EAFE(R) Index
     Portfolio -- Class A             0.30%          --       0.13%      0.45%        0.01%                0.44%(a)(b)
   Russell 2000(R) Index
     Portfolio -- Class A             0.25%          --       0.09%      0.36%        0.01%                0.35%(a)(b)

----------
(a) MetLife Advisers, LLC has contractually agreed, for the period, May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio as follows:

         Lehman Brothers(R) Aggregate Bond Index Portfolio to 0.244% MetLife Stock Index Portfolio to 0.243%
         Morgan Stanley EAFE(R) Index Portfolio to 0.293%
         Russell 2000(R) Index Portfolio to 0.243%

(b) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

     c.   Replace Example 1 on page 13 of the Prospectus with the following:

EXAMPLE # 1.

MAXIMUM CHARGES (assuming you select the Optional Death Benefit)

                               IF CONTRACT IS SURRENDERED AT THE             IF CONTRACT IS NOT SURRENDERED OR
                                     END OF PERIOD SHOWN:                   ANNUITIZED AT END OF PERIOD SHOWN:
                          -------------------------------------------    ------------------------------------------
FUNDING OPTION            1 YEAR      3 YEARS     5 YEARS   10 YEARS     1 YEAR      3 YEARS    5 YEARS    10 YEARS
--------------            ------      -------     -------   --------     ------      -------    -------    --------
Underlying Fund with
  Maximum Total
  Annual Operating
  Expenses...........        $809      $1,186      $1,687     $3,372       $385       $1,169     $1,970      $4,054
Underlying Fund with
  Minimum Total
  Annual Operating
  Expenses...........        $664        $750        $959     $1,916       $241         $743     $1,270      $2,713

3. THE ANNUITY CONTRACT

     The following information is added to the table that appears under the "THE VARIABLE FUNDING OPTIONS" section beginning on page 19 of the Prospectus and replaces such information for the corresponding Prior Fund:

              FUNDING                                INVESTMENT                            INVESTMENT
               OPTION                                OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------------   -------------------------------------   ---------------------------------
METROPOLITAN SERIES FUND, INC.

   Lehman Brothers(R) Aggregate         Seeks to equal the performance of       MetLife Advisers, LLC
     Bond Index Portfolio -- Class A    the Lehman Brothers(R) Aggregate        Subadviser: MetLife Investment
                                        Bond Index.                             Advisors Company, LLC

   MetLife Stock Index Portfolio --     Seeks to equal the performance of       MetLife Advisers, LLC
     Class A                            the Standard & Poor's 500 Composite     Subadviser: MetLife Investment
                                        Stock Price Index ("S&P 500 Index").    Advisors Company, LLC

   Morgan Stanley EAFE(R) Index         Seeks to equal the performance of       MetLife Advisers, LLC
     Portfolio -- Class A               the MSCI EAFE(R) Index.                 Subadviser: MetLife Investment
                                                                                Advisors Company, LLC

   Russell 2000(R) Index Portfolio      Seeks to equal the return of the        MetLife Advisers, LLC
     -- Class A                         Russell 2000(R) Index.                  Subadviser: MetLife Investment
                                                                                Advisors Company, LLC



4. CHART ASSET ALLOCATION PROGRAM

Effective November 12, 2007, the CHART Asset Allocation Program (the "program" or "CHART") was terminated. Program participants no longer receive asset allocation advice from the investment adviser to the program, MetLife Investment Fund Services LLC ("MIFS"), an affiliate of the Company, and no longer pay investment advisory fees to MIFS.


If you would like another copy of the prospectus, write to us at 185 Asylum Street, 3 CP, Hartford, CT 06103-3415 or call us at 1-800-842-9406.




Book 21                                               November, 2007

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                 (THE "COMPANY")

            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                            (THE "SEPARATE ACCOUNT")


                    SUPPLEMENT DATED NOVEMBER 12, 2007 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2007


This supplements the information contained in the Statements of Additional Information for the variable annuity contracts in the insurance company separate account listed above.

FINANCIAL STATEMENTS

The attached financial statements of the Company and financial statements of the Separate Account replace, in their entirety, the financial statements of the Company and the financial statements of the Separate Account set forth in the Statement of Additional Information. The financial statements of the Company and the financial statements of the Separate Account should be considered only as bearing upon their ability to meet their obligations under the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007
(October 30, 2007 as to Note 15)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------
REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)

TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:

                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)
ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:

                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)
Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====




                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==




                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----
SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)
Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)
Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)
Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:

                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)
Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)
Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)
Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)
Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)
ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)
Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102



                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:

                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)
Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===




                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

15.  SUBSEQUENT EVENT

     On June 29, 2007, MICC and MetLife Life and Annuity Company of Connecticut ("MetLife Annuity") entered into an Agreement and Plan of Merger, pursuant to which MetLife Annuity will be merged into MICC, with MICC being the surviving corporation. The merger is subject to certain regulatory approvals and favorable tax rulings. Upon the effective date of the merger, expected to occur on or about December 7, 2007, the separate existence of MetLife Annuity will cease, all rights and interests of MetLife Annuity in all property will be deemed transferred and vested in MICC, and all liabilities of MetLife Annuity will be vested in MICC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)


                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------
TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)

                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------
2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------
For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

ANNUAL REPORT
December 31, 2006

                       MetLife of CT Separate Account Six
                             for Variable Annuities

                                       of

                 MetLife Life and Annuity Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account Six for Variable Annuities and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account Six for Variable Annuities (formerly, The Travelers Separate Account Six for Variable Annuities) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 19, 2007
(October 30, 2007 as to Note 7)

                                   APPENDIX A

AIM V.I. Core Equity Subaccount (Series I)
AIM V.I. Premier Equity Subaccount (Series I)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Delaware VIP Small Cap Value Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Subaccount
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI Investors Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class I)
LMPVPII Appreciation Subaccount
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Social Awareness Stock Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
Managed Assets Subaccount
MetLife Investment Diversified Bond Subaccount (Class I)
MetLife Investment International Stock Subaccount (Class I)
MetLife Investment Large Company Stock Subaccount (Class I)
MetLife Investment Small Company Stock Subaccount (Class I)
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Subaccount
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) Oppenheimer Main Street/VA Subaccount ( Service Shares)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers U.S. Government Securities Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)
VIP Asset Manager Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                       AIM V.I.    American Funds   American Funds   American Funds
                                     Core Equity   Global Growth        Growth        Growth-Income
                                      Subaccount     Subaccount       Subaccount       Subaccount
                                      (Series I)      (Class 2)        (Class 2)        (Class 2)
                                     -----------   --------------   --------------   --------------
Assets:
  Investments at market value ....     $147,684      $1,685,494       $3,184,051       $3,445,865
                                       --------      ----------       ----------       ----------
      Total Assets ...............      147,684       1,685,494        3,184,051        3,445,865
                                       --------      ----------       ----------       ----------
Liabilities:
  Payables:
    Insurance charges ............           10             108              211              218
  Due to MetLife Life and Annuity
    Company of Connecticut .......           --              --               --               --
                                       --------      ----------       ----------       ----------
      Total Liabilities ..........           10             108              211              218
                                       --------      ----------       ----------       ----------
Net Assets: ......................     $147,674      $1,685,386       $3,183,840       $3,445,647
                                       ========      ==========       ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                                     Credit Suisse      Delaware VIP        Dreyfus VIF         Dreyfus VIF
                                     Trust Emerging    Small Cap Value     Appreciation     Developing Leaders
                                         Markets         Subaccount         Subaccount          Subaccount
                                       Subaccount     (Standard Class)   (Initial Shares)    (Initial Shares)
                                     --------------   ----------------   ----------------   ------------------
Assets:
  Investments at market value ....     $2,012,526        $6,098,862         $3,917,277           $8,490,556
                                       ----------        ----------         ----------           ----------
      Total Assets ...............      2,012,526         6,098,862          3,917,277            8,490,556
                                       ----------        ----------         ----------           ----------
Liabilities:
  Payables:
    Insurance charges ............            136               403                260                  565
  Due to MetLife Life and Annuity
    Company of Connecticut .......             --                --                 --                   --
                                       ----------        ----------         ----------           ----------
      Total Liabilities ..........            136               403                260                  565
                                       ----------        ----------         ----------           ----------
Net Assets: ......................     $2,012,390        $6,098,459         $3,917,017           $8,489,991
                                       ==========        ==========         ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

 FTVIPT Templeton
    Developing        FTVIPT Templeton       Janus Aspen        Janus Aspen                       LMPIS Premier
Markets Securities   Foreign Securities    Mid Cap Growth    Worldwide Growth   LMPIS Dividend     Selections
    Subaccount           Subaccount          Subaccount         Subaccount         Strategy      All Cap Growth
     (Class 2)            (Class 2)       (Service Shares)   (Service Shares)     Subaccount       Subaccount
------------------   ------------------   ----------------   ----------------   --------------   --------------

    $1,405,131           $1,706,542           $513,781          $4,370,185         $210,106          $57,722
    ----------           ----------           --------          ----------         --------          -------
     1,405,131            1,706,542            513,781           4,370,185          210,106           57,722
    ----------           ----------           --------          ----------         --------          -------


            91                  107                 35                 297               14                4

            --                   --                 --                  --               --               --
    ----------           ----------           --------          ----------         --------          -------
            91                  107                 35                 297               14                4
    ----------           ----------           --------          ----------         --------          -------
    $1,405,040           $1,706,435           $513,746          $4,369,888         $210,092          $57,718
    ==========           ==========           ========          ==========         ========          =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                          LMPVPV           LMPVPI       LMPVPI          LMPVPI
                                     Small Cap Growth     All Cap     Investors    Small Cap Growth
                                      Opportunities     Subaccount    Subaccount      Subaccount
                                        Subaccount       (Class I)     (Class I)       (Class I)
                                     ----------------   -----------   ----------   ----------------
Assets:
  Investments at market value ....       $319,817       $11,693,762   $4,012,169       $571,095
                                         --------       -----------   ----------       --------
      Total Assets ...............        319,817        11,693,762    4,012,169        571,095
                                         --------       -----------   ----------       --------
Liabilities:
  Payables:
    Insurance charges ............             21               791          271             39
  Due to MetLife Life and Annuity
    Company of Connecticut .......             --                --           --             --
                                         --------       -----------   ----------       --------
      Total Liabilities ..........             21               791          271             39
                                         --------       -----------   ----------       --------
Net Assets: ......................       $319,796       $11,692,971   $4,011,898       $571,056
                                         ========       ===========   ==========       ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

   LMPVPI                       LMPVPII        LMPVPII         LMPVPIII       LMPVPIII
Total Return     LMPVPII      Equity Index   Fundamental   Adjustable Rate   Aggressive
 Subaccount    Appreciation    Subaccount       Value           Income         Growth
  (Class I)     Subaccount     (Class II)     Subaccount      Subaccount     Subaccount
------------   ------------   ------------   -----------   ---------------   -----------
  $624,908      $3,417,989     $17,722,602    $8,943,590       $319,089      $10,706,242
  --------      ----------     -----------    ----------       --------      -----------
   624,908       3,417,989      17,722,602     8,943,590        319,089       10,706,242
  --------      ----------     -----------    ----------       --------      -----------


        42             228           1,168           596             19              713

        --              --               3            --             --               --
  --------      ----------     -----------    ----------       --------      -----------
        42             228           1,171           596             19              713
  --------      ----------     -----------    ----------       --------      -----------
  $624,866      $3,417,761     $17,721,431    $8,942,994       $319,070      $10,705,529
  ========      ==========     ===========    ==========       ========      ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                      LMPVPIII       LMPVPIII       LMPVPIII
                                       LMPVPIII    International    Large Cap   Social Awareness
                                     High Income   All Cap Growth     Growth         Stock
                                      Subaccount     Subaccount     Subaccount     Subaccount
                                     -----------   --------------   ----------  ----------------
Assets:
  Investments at market value ....     $970,613      $1,915,318     $5,172,200      $2,559,398
                                       --------      ----------     ----------      ----------
    Total Assets .................      970,613       1,915,318      5,172,200       2,559,398
                                       --------      ----------     ----------      ----------
Liabilities:
  Payables:
    Insurance charges ............           65             128            348             172
  Due to MetLife Life and Annuity
    Company of Connecticut .......           --              --             --              --
                                       --------      ----------     ----------      ----------
      Total Liabilities ..........           65             128            348             172
                                       --------      ----------     ----------      ----------
Net Assets: ......................     $970,548      $1,915,190     $5,171,852      $2,559,226
                                       ========      ==========     ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         MIST                                               MIST
   Lord Abbett       Lord Abbett     Batterymarch   MIST BlackRock     MIST Dreman     Harris Oakmark
Growth and Income   Mid-Cap Value   Mid-Cap Stock   Large-Cap Core   Small-Cap Value   International
    Subaccount        Subaccount      Subaccount      Subaccount        Subaccount       Subaccount
    (Class VC)        (Class VC)       (Class A)       (Class A)         (Class A)        (Class A)
-----------------   -------------   -------------   --------------   ---------------   --------------

     $896,667          $650,914       $5,862,360      $1,046,479         $90,585         $1,923,602
     --------          --------       ----------      ----------         -------         ----------
      896,667           650,914        5,862,360       1,046,479          90,585          1,923,602
     --------          --------       ----------      ----------         -------         ----------


           58                42              390              70               7                125

           --                --               --              --              --                 --
     --------          --------       ----------      ----------         -------         ----------
           58                42              390              70               7                125
     --------          --------       ----------      ----------         -------         ----------
     $896,609          $650,872       $5,861,970      $1,046,409         $90,578         $1,923,477
     ========          ========       ==========      ==========         =======         ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2006


                                          MIST Janus         MIST Legg Mason    MIST Lord Abbett   MIST Lord Abbett
                                     Capital Appreciation   Partners Managed     Bond Debenture    Growth and Income
                                          Subaccount        Assets Subaccount      Subaccount         Subaccount
                                           (Class A)            (Class A)           (Class A)          (Class B)
                                     --------------------   ----------------    ----------------   -----------------
Assets:
  Investments at market value ....        $11,343,903          $18,717,432          $474,113           $1,781,479
                                          -----------          -----------          --------           ----------
    Total Assets .................         11,343,903           18,717,432           474,113            1,781,479
                                          -----------          -----------          --------           ----------
Liabilities:
  Payables:
    Insurance charges ............                747                1,252                33                   91
  Due to MetLife Life and Annuity
    Company of Connecticut .......                 --                   --                --                   --
                                          -----------          -----------          --------           ----------
      Total Liabilities ..........                747                1,252                33                   91
                                          -----------          -----------          --------           ----------
Net Assets: ......................        $11,343,156          $18,716,180          $474,080           $1,781,388
                                          ===========          ===========          ========           ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                             MIST Neuberger
    MIST Met/AIM         MIST Met/AIM                            Berman                          MIST Pioneer
Capital Appreciation   Small Cap Growth      MIST MFS(R)       Real Estate     MIST Pioneer     Mid-Cap Value
     Subaccount           Subaccount      Value Subaccount     Subaccount     Fund Subaccount    Subaccount
      (Class A)            (Class A)          (Class A)         (Class A)        (Class A)        (Class A)
--------------------   ----------------   ----------------   --------------   ---------------   -------------

       $431,114             $14,637           $1,043,918       $7,739,014        $1,596,264        $60,493
       --------             -------           ----------       ----------        ----------        -------
        431,114              14,637            1,043,918        7,739,014         1,596,264         60,493
       --------             -------           ----------       ----------        ----------        -------


             29                   1                   71              506               108              4

             --                  --                   --               --                --             --
       --------             -------           ----------       ----------        ----------        -------
             29                   1                   71              506               108              4
       --------             -------           ----------       ----------        ----------        -------
       $431,085             $14,636           $1,043,847       $7,738,508        $1,596,156        $60,489
       ========             =======           ==========       ==========        ==========        =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                       MIST Pioneer        MIST Third      MetLife Investment    MetLife Investment
                                     Strategic Income   Avenue Small Cap    Diversified Bond    International Stock
                                        Subaccount      Value Subaccount       Subaccount            Subaccount
                                         (Class A)          (Class B)           (Class I)            (Class I)
                                     ----------------   ----------------   ------------------   -------------------
Assets:
  Investments at market value ....      $1,929,642          $344,250           $82,365,946          $41,196,744
                                        ----------          --------           -----------          -----------
      Total Assets ...............       1,929,642           344,250            82,365,946           41,196,744
                                        ----------          --------           -----------          -----------
Liabilities:
  Payables:
    Insurance charges ............             126                23                 5,495                2,754
  Due to MetLife Life and Annuity
    Company of Connecticut .......              --                --                    --                   --
                                        ----------          --------           -----------          -----------
      Total Liabilities ..........             126                23                 5,495                2,754
                                        ----------          --------           -----------          -----------
Net Assets: ......................      $1,929,516          $344,227           $82,360,451          $41,193,990
                                        ==========          ========           ===========          ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

MetLife Investment   MetLife Investment     MSF BlackRock     MSF BlackRock   MSF BlackRock     MSF FI
  Large Company        Small Company      Aggressive Growth    Bond Income     Money Market    Large Cap
 Stock Subaccount     Stock Subaccount        Subaccount        Subaccount      Subaccount     Subaccount
     (Class I)            (Class I)           (Class D)          (Class A)       (Class A)     (Class A)
------------------   ------------------   -----------------   -------------   -------------   -----------
    $59,523,146          $29,948,524          $2,943,093        $6,555,301     $11,446,080    $12,073,446
    -----------          -----------          ----------        ----------     -----------    -----------
     59,523,146           29,948,524           2,943,093         6,555,301      11,446,080     12,073,446
    -----------          -----------          ----------        ----------     -----------    -----------


          3,986                2,003                 197               435             768            806

             --                   --                  --                --              --             --
    -----------          -----------          ----------        ----------     -----------    -----------
          3,986                2,003                 197               435             768            806
    -----------          -----------          ----------        ----------     -----------    -----------
    $59,519,160          $29,946,521          $2,942,896        $6,554,866     $11,445,312    $12,072,640
    ===========          ===========          ==========        ==========     ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                    MSF MetLife       MSF MetLife
                                     MSF FI Value    Aggressive     Conservative to         MSF MetLife
                                        Leaders      Allocation   Moderate Allocation   Moderate Allocation
                                      Subaccount     Subaccount        Subaccount            Subaccount
                                       (Class D)     (Class B)         (Class B)             (Class B)
                                     ------------   -----------   -------------------   -------------------
Assets:
  Investments at market value ....    $12,630,533     $74,686           $75,680               $357,030
                                      -----------     -------           -------               --------
      Total Assets ...............     12,630,533      74,686            75,680                357,030
                                      -----------     -------           -------               --------
Liabilities:
  Payables:
    Insurance charges ............            825           5                 5                     25
  Due to MetLife Life and Annuity
    Company of Connecticut .......             --          --                --                     --
                                      -----------     -------           -------               --------
      Total Liabilities ..........            825           5                 5                     25
                                      -----------     -------           -------               --------
Net Assets: ......................    $12,629,708     $74,681           $75,675               $357,005
                                      ===========     =======           =======               ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

      MSF MetLife                                            MSF Western        MSF Western        PIMCO VIT
      Moderate to         MSF MFS(R)    MSF Oppenheimer   Asset Management   Asset Management     Real Return
 Aggressive Allocation   Total Return    Global Equity     High Yield Bond    U.S. Government     Subaccount
      Subaccount          Subaccount      Subaccount         Subaccount         Subaccount      (Administrative
       (Class B)           (Class F)       (Class B)          (Class A)          (Class A)          Class)
----------------------   ------------   ---------------   ----------------   ----------------   ---------------

       $438,830           $24,863,112      $3,320,828        $6,914,533         $11,104,700         $235,570
       --------           -----------      ----------        ----------         -----------         --------
        438,830            24,863,112       3,320,828         6,914,533          11,104,700          235,570
       --------           -----------      ----------        ----------         -----------         --------


             30                 1,647             219               462                 649               14

             --                    --              --                --                  --               --
       --------           -----------      ----------        ----------         -----------         --------
             30                 1,647             219               462                 649               14
       --------           -----------      ----------        ----------         -----------         --------
       $438,800           $24,861,465      $3,320,609        $6,914,071         $11,104,051         $235,556
       ========           ===========      ==========        ==========         ===========         ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                      PIMCO VIT
                                     Total Return        Putnam VT           Putnam VT         Putnam VT
                                       Subaccount     Discovery Growth     International     Small Cap Value
                                    (Administrative      Subaccount      Equity Subaccount     Subaccount
                                         Class)          (Class IB)          (Class IB)        (Class IB)
                                    ---------------   ----------------   -----------------   ---------------
Assets:
  Investments at market value ...      $6,785,708         $101,498           $1,388,992         $5,859,997
                                       ----------         --------           ----------         ----------
      Total Assets ..............       6,785,708          101,498            1,388,992          5,859,997
                                       ----------         --------           ----------         ----------
Liabilities:
  Payables:
    Insurance charges ...........             447                7                   92                387
  Due to MetLife Life and Annuity
    Company of Connecticut ......              --               --                   --                 --
                                       ----------         --------           ----------         ----------
      Total Liabilities .........             447                7                   92                387
                                       ----------         --------           ----------         ----------
Net Assets: .....................      $6,785,261         $101,491           $1,388,900         $5,859,610
                                       ==========         ========           ==========         ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                               December 31, 2006

Van Kampen LIT   Van Kampen LIT   Van Kampen LIT                                VIP Dynamic
    Comstock        Enterprise    Strategic Growth     VIP Contrafund(R)    Capital Appreciation     VIP Mid Cap
  Subaccount       Subaccount       Subaccount            Subaccount            Subaccount           Subaccount
  (Class II)       (Class II)       (Class II)        (Service Class 2)       (Service Class 2)    (Service Class 2)
--------------   --------------   ----------------    ------------------    --------------------   -----------------

  $1,014,038         $61,768           $159,809            $6,891,242               $345,690           $7,336,337
  ----------         -------           --------            ----------               --------           ----------
   1,014,038          61,768            159,809             6,891,242                345,690            7,336,337
  ----------         -------           --------            ----------               --------           ----------


          69               4                 11                   457                     23                  483

          --              --                 --                    --                     --                   --
  ----------         -------           --------            ----------               --------           ----------
          69               4                 11                   457                     23                  483
  ----------         -------           --------            ----------               --------           ----------
  $1,013,969         $61,764           $159,798            $6,890,785               $345,667           $7,335,854
  ==========         =======           ========            ==========               ========           ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                     Wells Fargo
                                     VT Advantage
                                      Small/Mid
                                      Cap Value
                                      Subaccount
                                     ------------
Assets:
   Investments at market value ...     $790,786
                                       --------
      Total Assets ...............      790,786
                                       --------
Liabilities:
   Payables:
      Insurance charges ..........           54
   Due to MetLife Life and Annuity
      Company of Connecticut .....           --
                                       --------
      Total Liabilities ..........           54
                                       --------
Net Assets: ......................     $790,732
                                       ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                             AIM V.I.       AIM V.I.      American Funds   American Funds
                                           Core Equity   Premier Equity    Global Growth       Growth
                                            Subaccount     Subaccount       Subaccount       Subaccount
                                           (Series I)      (Series I)        (Class 2)        (Class 2)
                                           -----------   --------------   --------------   --------------
Investment Income:
  Dividends ............................     $   836        $  1,546         $ 10,431          $ 23,893
                                             -------        --------         --------          --------
Expenses:
  Insurance charges ....................       1,264             614           14,766            33,534
                                             -------        --------         --------          --------
      Net investment income (loss) .....        (428)            932           (4,335)           (9,641)
                                             -------        --------         --------          --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........          --              --               --            16,566
    Realized gain (loss) on sale of
      investments ......................      (1,132)         26,043           24,353            57,182
                                             -------        --------         --------          --------
        Realized gain (loss) ...........      (1,132)         26,043           24,353            73,748
                                             -------        --------         --------          --------
      Change in unrealized gain (loss)
        on investments .................      11,878         (19,487)         210,538           166,818
                                             -------        --------         --------          --------
  Net increase (decrease) in net assets
     resulting from operations .........     $10,318        $  7,488         $230,556          $230,925
                                             =======        ========         ========          ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                           American Funds                  Credit Suisse
                                           Growth-Income       Capital     Trust Emerging     Delaware VIP
                                             Subaccount     Appreciation       Markets      REIT Subaccount
                                              (Class 2)      Subaccount      Subaccount     (Standard Class)
                                           --------------   ------------   --------------   ----------------
Investment Income:
  Dividends ............................      $ 48,836        $      --       $ 10,746         $   132,547
                                              --------        ---------       --------         -----------
Expenses:
  Insurance charges ....................        31,901           56,502         25,478              26,446
                                              --------        ---------       --------         -----------
    Net investment income (loss) .......        16,935          (56,502)       (14,732)            106,101
                                              --------        ---------       --------         -----------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........        64,034          513,103         26,394             441,936
    Realized gain (loss) on sale of
      investments ......................        26,091         (607,441)       337,295           1,518,123
                                              --------        ---------       --------         -----------
      Realized gain (loss) .............        90,125          (94,338)       363,689           1,960,059
                                              --------        ---------       --------         -----------
    Change in unrealized gain (loss)
      on investments ...................       265,288           31,217        189,961          (1,532,801)
                                              --------        ---------       --------         -----------
  Net increase (decrease) in net assets
    resulting from operations ..........      $372,348        $(119,623)      $538,918         $   533,359
                                              ========        =========       ========         ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                               FTVIPT Templeton
  Delaware VIP        Dreyfus VIF        Dreyfus VIF         FTVIPT Mutual     Developing Markets    FTVIPT Templeton
Small Cap Value      Appreciation     Developing Leaders   Shares Securities       Securities       Foreign Securities
   Subaccount         Subaccount         Subaccount           Subaccount           Subaccount           Subaccount
(Standard Class)   (Initial Shares)   (Initial Shares)         (Class 2)           (Class 2)            (Class 2)
----------------   ----------------   ------------------   -----------------   ------------------   ------------------

    $ 16,115           $ 60,866           $  40,365            $     --            $ 12,455              $ 17,434
    --------           --------           ---------            --------            --------              --------

      78,221             46,623             117,666               1,295              14,915                16,214
    --------           --------           ---------            --------            --------              --------
     (62,106)            14,243             (77,301)             (1,295)             (2,460)                1,220
    --------           --------           ---------            --------            --------              --------


     427,821                 --             834,743                  --                  --                    --

     416,259             34,331            (199,772)             62,966             110,832                33,771
    --------           --------           ---------            --------            --------              --------
     844,080             34,331             634,971              62,966             110,832                33,771
    --------           --------           ---------            --------            --------              --------

      89,936            493,194            (342,051)            (36,781)            196,339               225,822
    --------           --------           ---------            --------            --------              --------

    $871,910           $541,768           $ 215,619            $ 24,890            $304,711              $260,813
    ========           ========           =========            ========            ========              ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            FTVIPT Templeton                       Janus Aspen         Janus Aspen
                                           Growth Securities                         Balanced        Mid Cap Growth
                                               Subaccount      High Yield Bond      Subaccount         Subaccount
                                                (Class 2)         Subaccount     (Service Shares)   (Service Shares)
                                           -----------------   ---------------   ----------------   ----------------
Investment Income:
  Dividends ............................       $      --           $ 478,973        $      --            $    --
                                               ---------           ---------        ---------            -------
Expenses:
  Insurance charges ....................          11,377              29,963            7,559              4,212
                                               ---------           ---------        ---------            -------
      Net investment income (loss) .....         (11,377)            449,010           (7,559)            (4,212)
                                               ---------           ---------        ---------            -------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........              --              38,195               --                 --
    Realized gain (loss) on sale of
      investments ......................         463,920             219,986          305,891             19,619
                                               ---------           ---------        ---------            -------
    Realized gain (loss) ...............         463,920             258,181          305,891             19,619
                                               ---------           ---------        ---------            -------
    Change in unrealized gain (loss)
      on investments ...................        (204,432)           (527,470)        (236,939)            17,127
                                               ---------           ---------        ---------            -------
  Net increase (decrease) in net assets
    resulting from operations ..........       $ 248,111           $ 179,721        $  61,393            $32,534
                                               =========           =========        =========            =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Janus Aspen       Lazard                       LMPIS Premier        LMPVPV          LMPVPI
Worldwide Growth   Retirement   LMPIS Dividend     Selections     Small Cap Growth     All Cap
   Subaccount       Small Cap      Strategy      All Cap Growth     Opportunities    Subaccount
(Service Shares)   Subaccount     Subaccount       Subaccount        Subaccount       (Class I)
----------------   ----------   --------------   --------------   ----------------   ----------

   $  69,980        $     --       $ 4,293          $   --            $    --        $  151,532
   ---------        --------       -------          ------            -------        ----------

      54,507           3,965         2,453             325              4,077           152,869
   ---------        --------       -------          ------            -------        ----------
      15,473          (3,965)        1,840            (325)            (4,077)           (1,337)
   ---------        --------       -------          ------            -------        ----------


          --          32,750            --           1,870             21,241           411,791

    (325,686)         19,300         3,261             479              8,830           748,286
   ---------        --------       -------          ------            -------        ----------
    (325,686)         52,050         3,261           2,349             30,071         1,160,077
   ---------        --------       -------          ------            -------        ----------

     974,465         (10,600)       25,410            (313)              (954)          739,950
   ---------        --------       -------          ------            -------        ----------

   $ 664,252        $ 37,485       $30,511          $1,711            $25,040        $1,898,690
   =========        ========       =======          ======            =======        ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                            LMPVPI          LMPVPI           LMPVPI
                                           Investors   Small Cap Growth   Total Return      LMPVPII
                                          Subaccount      Subaccount       Subaccount    Appreciation
                                           (Class I)       (Class I)        (Class I)     Subaccount
                                          ----------   ----------------   ------------   ------------
Investment Income:
  Dividends ...........................    $ 63,211        $     --          $12,724       $  36,275
                                           --------        --------          -------       ---------
Expenses:
  Insurance charges ...................      49,259           7,705            7,312          41,875
                                           --------        --------          -------       ---------
      Net investment income (loss) ....      13,952          (7,705)           5,412          (5,600)
                                           --------        --------          -------       ---------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........      90,508          26,995           11,103          95,355
    Realized gain (loss) on sale of
      investments .....................     155,347          32,159            5,772         130,370
                                           --------        --------          -------       ---------
      Realized gain (loss) ............     245,855          59,154           16,875         225,725
                                           --------        --------          -------       ---------
    Change in unrealized gain (loss)
      on investments ..................     361,598          16,294           41,983         214,359
                                           --------        --------          -------       ---------
  Net increase (decrease) in net assets
    resulting from operations .........    $621,405        $ 67,743          $64,270       $ 434,484
                                           ========        ========          =======       =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   LMPVPII       LMPVPII       LMPVPIII     LMPVPIII                     LMPVPIII
Equity Index   Fundamental    Adjustable   Aggressive     LMPVPIII     International
 Subaccount       Value      Rate Income     Growth     High Income   All Cap Growth
 (Class II)     Subaccount    Subaccount   Subaccount    Subaccount     Subaccount
------------   -----------   -----------   ----------   -----------   --------------

 $  230,563     $  137,782     $ 14,426     $      --     $ 73,940       $ 37,914
 ----------     ----------     --------     ---------     --------       --------

    228,099        109,349        3,976       138,459       11,457         24,034
 ----------     ----------     --------     ---------     --------       --------
      2,464         28,433       10,450      (138,459)      62,483         13,880
 ----------     ----------     --------     ---------     --------       --------


    216,964        350,022           --        11,470           --         38,751

    310,534        279,768          571       541,282       (4,894)       111,231
 ----------     ----------     --------     ---------     --------       --------
    527,498        629,790          571       552,752       (4,894)       149,982
 ----------     ----------     --------     ---------     --------       --------

  1,837,070        624,007       (1,203)      386,007       31,668        260,197
 ----------     ----------     --------     ---------     --------       --------

 $2,367,032     $1,282,230     $  9,818     $ 800,300     $ 89,257       $424,059
 ==========     ==========     ========     =========     ========       ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                 LMPVPIII          Lord Abbett       Lord Abbett
                                              LMPVPIII       Social Awareness   Growth and Income   Mid-Cap Value
                                          Large Cap Growth         Stock            Subaccount       Subaccount
                                             Subaccount         Subaccount          (Class VC)       (Class VC)
                                          ----------------   ----------------   -----------------   -------------
Investment Income:
  Dividends ...........................      $  7,898            $ 13,455           $ 10,626           $ 3,134
                                             --------            --------           --------           -------
Expenses:
  Insurance charges....................        70,748              34,364             10,338             7,141
                                             --------            --------           --------           -------
    Net investment income (loss) ....         (62,850)            (20,909)               288           (4,007)
                                             --------            --------           --------           -------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution.........            --                  --             28,475            48,827
    Realized gain (loss) on sale of
      investments......................       104,178             (11,933)            14,955             7,832
                                             --------            --------           --------           -------
      Realized gain (loss) ............       104,178             (11,933)            43,430            56,659
                                             --------            --------           --------           -------
    Change in unrealized gain (loss)
      on investments...................       105,283             187,628             82,505            15,020
                                             --------            --------           --------           -------
  Net increase (decrease) in net assets
    resulting from operations..........      $146,611            $154,786           $126,223           $67,672
                                             ========            ========           ========           =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                         MIST Harris         MIST
                 MIST Batterymarch   MIST BlackRock     MIST Dreman        Oakmark      Janus Capital
                   Mid-Cap Stock     Large-Cap Core   Small-Cap Value   International   Appreciation
Managed Assets       Subaccount        Subaccount       Subaccount       Subaccount      Subaccount
  Subaccount         (Class A)         (Class A)         (Class A)        (Class A)       (Class A)
--------------   -----------------   --------------   ---------------   -------------   -------------

  $ 473,536          $      --          $    --            $  333          $     --       $      --
  ---------          ---------          -------            ------          --------       ---------

     87,678             54,413            8,325               292            13,227          95,488
  ---------          ---------          -------            ------          --------       ---------
    385,858            (54,413)          (8,325)               41           (13,227)        (95,488)
  ---------          ---------          -------            ------          --------       ---------
    642,377                 --               --               193                --              --

   (618,516)           (95,781)          (1,240)              439            17,481        (104,182)
  ---------          ---------          -------            ------          --------       ---------
     23,861            (95,781)          (1,240)              632            17,481        (104,182)
  ---------          ---------          -------            ------          --------       ---------
    320,169           (227,198)          68,384             6,617           184,399         400,254
  ---------          ---------          -------            ------          --------       ---------
  $ 729,888          $(377,392)         $58,819            $7,290          $188,653       $ 200,584
  =========          =========          =======            ======          ========       =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                          MIST Legg Mason                                            MIST
                                              Partners     MIST Lord Abbett   MIST Lord Abbett  Met/AIM Capital
                                           Managed Assets   Bond Debenture   Growth and Income    Appreciation
                                             Subaccount       Subaccount         Subaccount        Subaccount
                                             (Class A)         (Class A)         (Class B)         (Class A)
                                          ---------------  ----------------  -----------------  ---------------
Investment Income:
  Dividends ............................     $       --         $    --           $     --          $    774
                                             ----------         -------           --------          --------
Expenses:
  Insurance charges ....................        164,055           2,104             11,101             3,893
                                             ----------         -------           --------          --------
      Net investment income (loss) .....       (164,055)         (2,104)           (11,101)           (3,119)
                                             ----------         -------           --------          --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........             --              --                 --            53,864
    Realized gain (loss) on sale of
      investments ......................         63,661            (188)             2,526            (7,357)
                                             ----------         -------           --------          --------
      Realized gain (loss) .............         63,661            (188)             2,526            46,507
                                             ----------         -------           --------          --------
    Change in unrealized gain (loss)
      on investments ...................      1,198,756          18,366            139,597           (53,648)
                                             ----------         -------           --------          --------
  Net increase (decrease) in net assets
    resulting from operations ..........     $1,098,362         $16,074           $131,022          $(10,260)
                                             ==========         =======           ========          ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                         MIST
  MIST Met/AIM                      Neuberger Berman      MIST       MIST Pioneer    MIST Pioneer
Small Cap Growth     MIST MFS(R)        Real Estate   Pioneer Fund  Mid-Cap Value  Strategic Income
   Subaccount     Value Subaccount     Subaccount      Subaccount     Subaccount      Subaccount
    (Class A)         (Class A)         (Class A)       (Class A)     (Class A)       (Class A)
----------------  ----------------  ----------------  ------------  -------------  ----------------

     $    --          $12,186          $       --       $     --        $  135         $89,163
     -------          -------          ----------       --------        ------         -------

         140            7,299              57,777         12,893           274          15,877
     -------          -------          ----------       --------        ------         -------
        (140)           4,887             (57,777)       (12,893)         (139)         73,286
     -------          -------          ----------       --------        ------         -------


         156           40,988                  --             --           837              --

      (7,693)           2,046              87,964          2,845             2           4,425
     -------          -------          ----------       --------        ------         -------
      (7,537)          43,034              87,964          2,845           839           4,425
     -------          -------          ----------       --------        ------         -------

        (154)          49,287           1,407,834        124,558         1,718          (3,737)
     -------          -------          ----------       --------        ------         -------

     $(7,831)         $97,208          $1,438,021       $114,510        $2,418         $73,974
     =======          =======          ==========       ========        ======         =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                           MIST Third Avenue   MetLife Investment    MetLife Investment   MetLife Investment
                                            Small Cap Value     Diversified Bond    International Stock      Large Company
                                              Subaccount           Subaccount            Subaccount        Stock Subaccount
                                               (Class B)           (Class I)            (Class I)            (Class I)
                                           -----------------   ------------------   -------------------   ------------------
Investment Income:
  Dividends ............................         $   --            $3,485,933            $  759,482           $  573,743
                                                 ------            ----------            ----------           ----------
Expenses:
  Insurance charges ....................            590             1,078,297               526,245              756,610
                                                 ------            ----------            ----------           ----------
      Net investment income (loss) .....           (590)            2,407,636               233,237             (182,867)
                                                 ------            ----------            ----------           ----------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........             --                    --                    --                   --
    Realized gain (loss) on sale of
      investments ......................            656               718,992             3,342,574            1,233,692
                                                 ------            ----------            ----------           ----------
      Realized gain (loss) .............            656               718,992             3,342,574            1,233,692
                                                 ------            ----------            ----------           ----------
    Change in unrealized gain (loss)
      on investments ...................          7,391              (598,957)            5,937,028            5,401,482
                                                 ------            ----------            ----------           ----------
  Net increase (decrease) in net assets
    resulting from operations ..........         $7,457            $2,527,671            $9,512,839           $6,452,307
                                                 ======            ==========            ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

MetLife Investment     MSF BlackRock     MSF BlackRock   MSF BlackRock     MSF FI         MSF FI
  Small Company      Aggressive Growth    Bond Income     Money Market   Large Cap    Value Leaders
 Stock Subaccount        Subaccount        Subaccount      Subaccount    Subaccount     Subaccount
    (Class I)            (Class D)         (Class A)       (Class A)     (Class A)      (Class D)
------------------   -----------------   -------------   -------------   ----------   -------------

    $   39,474           $      --         $     --        $388,275       $      --     $      --
    ----------           ---------         --------        --------       ---------     ---------

       397,690              26,410           58,320          97,802         104,747       107,523
    ----------           ---------         --------        --------       ---------     ---------
      (358,216)            (26,410)         (58,320)        290,473        (104,747)     (107,523)
    ----------           ---------         --------        --------       ---------     ---------


     3,542,475                  --               --              --              --            --

     1,347,962             (41,015)          36,898              --        (160,953)      (51,031)
    ----------           ---------         --------        --------       ---------     ---------
     4,890,437             (41,015)          36,898              --        (160,953)      (51,031)
    ----------           ---------         --------        --------       ---------     ---------

      (771,700)            (39,556)         311,329              --         300,521       452,513
    ----------           ---------         --------        --------       ---------     ---------

    $3,760,521           $(106,981)        $289,907        $290,473       $  34,821     $ 293,959
    ==========           =========         ========        ========       =========     =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                             MSF MetLife                   MSF MetLife
                                             MSF MetLife   Conservative to   MSF MetLife   Moderate to
                                              Aggressive       Moderate        Moderate     Aggressive
                                              Allocation      Allocation      Allocation    Allocation
                                              Subaccount      Subaccount      Subaccount    Subaccount
                                              (Class B)       (Class B)       (Class B)     (Class B)
                                             -----------   ---------------   -----------   -----------
Investment Income:
  Dividends ..............................     $   416         $   --          $    --       $   --
                                               -------         ------          -------       ------
Expenses:
  Insurance charges ......................         531            145            1,257          687
                                               -------         ------          -------       ------
      Net investment income (loss) .......        (115)          (145)          (1,257)        (687)
                                               -------         ------          -------       ------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........       1,834             --               --           --
    Realized gain (loss) on sale of
      investments ........................      (1,910)            53               31          393
                                               -------         ------          -------       ------
      Realized gain (loss) ...............         (76)            53               31          393
                                               -------         ------          -------       ------
    Change in unrealized gain (loss)
      on investments .....................       5,795          1,284           14,755        9,902
                                               -------         ------          -------       ------
  Net increase (decrease) in net assets
    resulting from operations ............     $ 5,604         $1,192          $13,529       $9,608
                                               =======         ======          =======       ======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                    MSF Western        MSF Western
 MSF MFS(R)    MSF Oppenheimer   Asset Management   Asset Management                     Oppenheimer
Total Return    Global Equity     High Yield Bond    U.S. Government                   Main Street/VA
 Subaccount       Subaccount        Subaccount         Subaccount      Money Market      Subaccount
  (Class F)       (Class B)          (Class A)          (Class A)       Subaccount    (Service Shares)
------------   ---------------   ----------------   ----------------   ------------   ----------------

 $       --       $     --           $     --           $     --         $167,923         $  3,221
 ----------       --------           --------           --------         --------         --------

    206,385         25,079             58,157             84,185           48,000            1,232
 ----------       --------           --------           --------         --------         --------
   (206,385)       (25,079)           (58,157)           (84,185)         119,923            1,989
 ----------       --------           --------           --------         --------         --------


         --             --                 --                 --               --               --

     79,346         (6,196)            22,462             28,652               --           25,910
 ----------       --------           --------           --------         --------         --------
     79,346         (6,196)            22,462             28,652               --           25,910
 ----------       --------           --------           --------         --------         --------

  1,858,296        219,677            470,984            478,560               --          (13,292)
 ----------       --------           --------           --------         --------         --------

 $1,731,257       $188,402           $435,289           $423,027         $119,923         $ 14,607
 ==========       ========           ========           ========         ========         ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                              PIMCO VIT         PIMCO VIT                           Putnam VT
                                             Real Return       Total Return       Putnam VT        International
                                              Subaccount        Subaccount     Discovery Growth       Equity
                                           (Administrative   (Administrative      Subaccount        Subaccount
                                                Class)            Class)          (Class IB)        (Class IB)
                                           ---------------   ---------------   ----------------   --------------
Investment Income:
  Dividends ............................       $ 10,042         $305,205            $    --         $  7,185
                                               --------         --------            -------         --------
Expenses:
  Insurance charges ....................          2,629           83,238              1,040           15,287
                                               --------         --------            -------         --------
      Net investment income (loss) .....          7,413          221,967             (1,040)          (8,102)
                                               --------         --------            -------         --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........          6,244           36,964                 --               --
    Realized gain (loss) on sale of
      investments ......................           (837)         (24,519)             4,876           76,626
                                               --------         --------            -------         --------
      Realized gain (loss) .............          5,407           12,445              4,876           76,626
                                               --------         --------            -------         --------
    Change in unrealized gain (loss)
       on investments ..................        (13,598)         (57,035)             3,394          223,925
                                               --------         --------            -------         --------
  Net increase (decrease) in net assets
    resulting from operations ..........       $   (778)        $177,377            $ 7,230         $292,449
                                               ========         ========            =======         ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Putnam VT     Travelers AIM    Travelers      Travelers
Small Cap Value      Capital     Convertible    Disciplined      Travelers        Travelers
   Subaccount     Appreciation    Securities   Mid Cap Stock   Equity Income   Federated Stock
   (Class IB)      Subaccount     Subaccount     Subaccount      Subaccount       Subaccount
---------------  -------------   -----------   -------------   -------------   ---------------

   $ 19,879        $      --        $  938       $    40,534    $   194,527       $  17,603
   --------        ---------        ------       -----------    -----------       ---------

     72,638            2,328           392            29,761         58,091           4,424
   --------        ---------        ------       -----------    -----------       ---------
    (52,759)          (2,328)          546            10,773        136,436          13,179
   --------        ---------        ------       -----------    -----------       ---------


    608,713            3,024         1,469         1,209,304      1,485,381         145,703

    253,743          158,344         2,281         1,291,798      1,071,356          18,106
   --------        ---------        ------       -----------    -----------       ---------
    862,456          161,368         3,750         2,501,102      2,556,737         163,809
   --------        ---------        ------       -----------    -----------       ---------

     51,412         (121,870)        1,916        (1,839,537)    (1,927,404)       (136,673)
   --------        ---------        ------       -----------    -----------       ---------

   $861,109        $  37,170        $6,212       $   672,338    $   765,769       $  40,315
   ========        =========        ======       ===========    ===========       =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                      Travelers
                                      Travelers        Mercury      Travelers MFS(R)   Travelers MFS(R)
                                      Large Cap    Large Cap Core    Mid Cap Growth      Total Return
                                      Subaccount     Subaccount        Subaccount         Subaccount
                                     -----------   --------------   ----------------   ----------------
Investment Income:
  Dividends ......................   $    29,544      $  2,228        $        --          $255,568
                                     -----------      --------        -----------          --------
Expenses:
  Insurance charges ..............        26,641         3,872             15,101            75,390
                                     -----------      --------        -----------          --------
      Net investment income
        (loss) ...................         2,903        (1,644)           (15,101)          180,178
                                     -----------      --------        -----------          --------
Realized Gain (Loss) and
  Unrealized Gain (Loss)
  on Investments:
    Realized gain distribution ...       361,551        32,529            202,916           277,397
    Realized gain (loss) on sale
      of investments .............    (1,096,225)      (55,554)        (2,234,950)          205,449
                                     -----------      --------        -----------          --------
      Realized gain (loss) .......      (734,674)      (23,025)        (2,032,034)          482,846
                                     -----------      --------        -----------          --------
    Change in unrealized gain
      (loss) on investments ......       946,044        83,318          2,271,155           (15,368)
                                     -----------      --------        -----------          --------
  Net increase (decrease) in net
    assets resulting from
    operations ...................   $   214,273      $ 58,649        $   224,020          $647,656
                                     ===========      ========        ===========          ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                        Travelers
Travelers MFS(R)         Mondrian          Travelers    Travelers Pioneer   Travelers Pioneer     Travelers
      Value        International Stock   Pioneer Fund     Mid Cap Value     Strategic Income    Quality Bond
   Subaccount           Subaccount        Subaccount        Subaccount         Subaccount        Subaccount
----------------   -------------------   ------------   -----------------   -----------------   ------------

    $    --             $  56,648          $  16,160         $   --              $    --         $ 457,918
    -------             ---------          ---------         ------              -------         ---------

      2,742                 5,936              6,649             97                7,246            30,516
    -------             ---------          ---------         ------              -------         ---------

     (2,742)               50,712              9,511            (97)              (7,246)          427,402
    -------             ---------          ---------         ------              -------         ---------



      4,265                63,684                 --             --                   --                --

     60,685               408,278           (297,433)         1,340               (9,572)         (545,867)
    -------             ---------          ---------         ------              -------         ---------
     64,950               471,962           (297,433)         1,340               (9,572)         (545,867)
    -------             ---------          ---------         ------              -------         ---------

     (7,791)             (311,271)           389,626            237               38,253            57,190
    -------             ---------          ---------         ------              -------         ---------


    $54,417             $ 211,403          $ 101,704         $1,480              $21,435         $ (61,275)
    =======             =========          =========         ======              =======         =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                  Travelers            Travelers      Van Kampen
                                             Travelers       Style Focus Series:   U.S. Government   LIT Comstock
                                          Strategic Equity     Small Cap Growth       Securities      Subaccount
                                             Subaccount           Subaccount          Subaccount      (Class II)
                                          ----------------   -------------------   ---------------   ------------
Investment Income:
  Dividends ...........................     $    30,616             $  1              $ 773,424        $ 13,662
                                            -----------             ----              ---------        --------
Expenses:
  Insurance charges ...................          33,743                6                 53,288          12,793
                                            -----------             ----              ---------        --------
      Net investment income (loss) ....          (3,127)              (5)               720,136             869
                                            -----------             ----              ---------        --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ........         335,679              255                188,186          63,519
    Realized gain (loss) on sale of
      investments .....................      (3,714,016)              63               (991,587)         20,133
                                            -----------             ----              ---------        --------
      Realized gain (loss) ............      (3,378,337)             318               (803,401)         83,652
                                            -----------             ----              ---------        --------
    Change in unrealized gain (loss)
      on investments ..................       3,765,901               --               (389,838)         54,621
                                            -----------             ----              ---------        --------
  Net increase (decrease) in net assets
    resulting from operations .........     $   384,437             $313              $(473,103)       $139,142
                                            ===========             ====              =========        ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Van Kampen      Van Kampen LIT                                                  VIP Dynamic
LIT Enterprise   Strategic Growth   VIP Asset Manager    VIP Contrafund(R)   Capital Appreciation      VIP Mid Cap
  Subaccount        Subaccount          Subaccount          Subaccount           Subaccount            Subaccount
  (Class II)        (Class II)      (Service Class 2)   (Service Class 2)      (Service Class 2)    (Service Class 2)
--------------   ----------------   -----------------   ------------------   --------------------   -----------------

    $   91           $    --            $ 114,672           $  66,131              $   775             $   13,136
    ------           -------            ---------           ---------              -------             ----------

       705             2,161               18,410              81,521                3,787                 89,741
    ------           -------            ---------           ---------              -------             ----------
      (614)           (2,161)              96,262             (15,390)              (3,012)               (76,605)
    ------           -------            ---------           ---------              -------             ----------


        --                --                   --             555,833                9,163                875,840

        85             3,268              349,438             273,098               38,268                278,880
    ------           -------            ---------           ---------              -------             ----------
        85             3,268              349,438             828,931               47,431              1,154,720
    ------           -------            ---------           ---------              -------             ----------

     3,357               410             (278,957)           (167,000)              (2,001)              (335,209)
    ------           -------            ---------           ---------              -------             ----------

    $2,828           $ 1,517            $ 166,743           $ 646,541              $42,418             $  742,906
    ======           =======            =========           =========              =======             ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

                                             Wells Fargo
                                             VT Advantage
                                            Small/Mid Cap
                                           Value Subaccount
                                           ----------------
Investment Income:
  Dividends............................        $     --
                                               --------
Expenses:
  Insurance charges....................          10,245
                                               --------
      Net investment income (loss).....         (10,245)
                                               --------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution.........         123,900
    Realized gain (loss) on sale of
      investments......................          51,687
                                               --------
        Realized gain (loss)...........         175,587
                                               --------
    Change in unrealized gain (loss)
      on investments...................         (55,928)
                                               --------
  Net increase (decrease) in net assets
    resulting from operations..........        $109,414
                                               ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                           AIM V.I.                AIM V.I.             American Funds
                                         Core Equity            Premier Equity          Global Growth
                                     Subaccount (Series I)   Subaccount (Series I)   Subaccount (Class 2)
                                     ---------------------   ---------------------   ---------------------
                                         2006      2005         2006        2005         2006       2005
                                     ---------   ---------   ---------   ---------   ----------   --------
Operations:
  Net investment income (loss)....   $    (428)     $--      $     932   $   (575)   $   (4,335)  $ (2,417)
  Realized gain (loss)............      (1,132)      --         26,043     10,841        24,353      6,601
  Change in unrealized gain (loss)
    on investments................      11,878       --        (19,487)    (1,408)      210,538     52,251
                                     ---------      ---      ---------   --------    ----------   --------
    Net increase (decrease) in
      net assets resulting from
      operations..................      10,318       --          7,488      8,858       230,556     56,435
                                     ---------      ---      ---------   --------    ----------   --------
Unit Transactions:
  Participant purchase payments...          --       --             --         --        77,756    329,362
  Participant transfers from other
    funding options...............     224,377       --             --         --       760,339    346,158
  Administrative and asset
    allocation charges............          --       --             --         --            --         --
  Contract surrenders.............     (13,577)      --             --    (25,940)      (88,261)   (24,939)
  Participant transfers to other
    funding options...............     (73,444)      --       (155,286)   (65,273)     (114,181)   (87,435)
  Other receipts/(payments).......          --       --             (1)        --            --         --
                                     ---------      ---      ---------   --------    ----------   --------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........     137,356       --       (155,287)   (91,213)      635,653    563,146
                                     ---------      ---      ---------   --------    ----------   --------
    Net increase (decrease) in
      net assets..................     147,674       --       (147,799)   (82,355)      866,209    619,581
Net Assets:
  Beginning of year ..............          --       --        147,799    230,154       819,177    199,596
                                     ---------      ---      ---------   --------    ----------   --------
  End of year.....................   $ 147,674      $--      $      --   $147,799    $1,685,386   $819,177
                                     =========      ===      =========   ========    ==========   ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                       American Funds
                                        American Funds Growth          Growth-Income         Capital Appreciation
                                         Subaccount (Class 2)       Subaccount (Class 2)          Subaccount
                                      ------------------------------------------------------------------------------
                                         2006         2005         2006         2005          2006          2005
                                      ----------   ----------   ----------   ----------   ------------   -----------
Operations:
   Net investment income (loss)....   $   (9,641)  $   (2,656)  $   16,935   $    8,315   $    (56,502)  $  (163,265)
   Realized gain (loss)............       73,748        4,776       90,125        7,757        (94,338)     (168,590)
   Change in unrealized gain (loss)
      on investments...............      166,818      200,297      265,288       68,434         31,217     2,456,221
                                      ----------   ----------   ----------   ----------   ------------   -----------
   Net increase (decrease) in
      net assets resulting from
      operations...................      230,925      202,417      372,348       84,506       (119,623)    2,124,366
                                      ----------   ----------   ----------   ----------   ------------   -----------
Unit Transactions:
   Participant purchase payments ..       57,693      778,378      173,253      987,272         64,824       905,400
   Participant transfers from other
      funding options..............    1,525,859      848,448    1,069,753      652,437        212,769       805,692
   Administrative and asset
      allocation charges...........           --           --           --           --             --            --
   Contract surrenders.............     (216,855)     (70,358)    (104,516)     (86,197)      (919,500)   (1,196,611)
   Participant transfers to other
      funding options..............     (453,400)     (33,793)    (148,782)     (72,087)   (14,133,214)     (446,972)
   Other receipts/(payments).......      (21,123)          --           --           72             --       (10,372)
                                      ----------   ----------   ----------   ----------   ------------   -----------
      Net increase (decrease) in
        net assets resulting from
        unit transactions..........     892,174    1,522,675      989,708    1,481,497     (14,775,121)       57,137
                                      ----------   ----------   ----------   ----------   ------------   -----------
      Net increase (decrease) in
         net assets................    1,123,099    1,725,092    1,362,056    1,566,003    (14,894,744)    2,181,503
Net Assets:
   Beginning of year...............    2,060,741      335,649    2,083,591      517,588     14,894,744    12,713,241
                                      ----------   ----------   ----------   ----------   ------------   -----------
   End of year.....................   $3,183,840   $2,060,741   $3,445,647   $2,083,591   $         --   $14,894,744
                                      ==========   ==========   ==========   ==========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                           Delaware VIP              Dreyfus VIF
     Credit Suisse            Delaware VIP REIT           Small Cap Value           Appreciation
     Trust Emerging              Subaccount                 Subaccount               Subaccount
   Markets Subaccount         (Standard Class)           (Standard Class)         (Initial Shares)
-----------------------   ------------------------   -----------------------   -----------------------
   2006         2005          2006         2005         2006         2005         2006         2005
----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

$  (14,732)  $   (9,541)  $   106,101   $   43,991   $  (62,106)  $  (49,671)  $   14,243   $  (50,121)
   363,689       51,537     1,960,059      631,710      844,080      610,874       34,331      (13,832)

   189,961      390,019    (1,532,801)    (336,147)      89,936     (110,634)     493,194      193,013
----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------


   538,918      432,015       533,359      339,554      871,910      450,569      541,768      129,060
----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

        --       10,418        39,966      601,386       25,616      317,614       12,644      229,051

   381,302      200,152       151,307      720,028      537,077      505,715      111,313       67,662

        --           --            --           --           --           --           --           --
  (581,341)    (254,606)     (143,439)    (517,154)    (876,997)    (652,988)    (581,857)    (651,199)

  (468,410)     (85,775)   (7,099,081)    (819,136)    (574,865)    (162,966)    (168,035)    (273,537)
    (4,364)        (107)           --           --       (5,943)          --          197      (13,284)
----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------


  (672,813)    (129,918)   (7,051,247)     (14,876)    (895,112)       7,375     (625,738)    (641,307)
----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

  (133,895)     302,097    (6,517,888)     324,678      (23,202)     457,944      (83,970)    (512,247)

 2,146,285    1,844,188     6,517,888    6,193,210    6,121,661    5,663,717    4,000,987    4,513,234
----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
$2,012,390   $2,146,285   $        --   $6,517,888   $6,098,459   $6,121,661   $3,917,017   $4,000,987
==========   ==========   ===========   ==========   ==========   ==========   ==========   ==========

    The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Dreyfus VIF               FTVIPT Mutual              FTVIPT Templeton
                                         Developing Leaders         Shares Securities     Developing Markets Securities
                                     Subaccount (Initial Shares)   Subaccount (Class 2)        Subaccount (Class 2)
                                     ---------------------------   --------------------   -----------------------------
                                         2006          2005           2006       2005           2006         2005
                                      ----------    ----------     ---------   --------      ----------   ----------
Operations:
  Net investment income (loss) ...    $   (77,301)  $  (133,936)   $  (1,295)  $   (441)     $   (2,460)  $   (1,010)
  Realized gain (loss) ...........        634,971      (156,313)      62,966      1,909         110,832        7,621
  Change in unrealized gain (loss)
    on investments ...............       (342,051)      749,432      (36,781)    23,010         196,339      111,113
                                      -----------   -----------    ---------   --------      ----------   ----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        215,619       459,183       24,890     24,478         304,711      117,724
                                      -----------   -----------    ---------   --------      ----------   ----------
Unit Transactions:
  Participant purchase payments ..         26,390       292,148       23,070     31,362          20,981      267,880
  Participant transfers from other
    funding options ..............        193,957       138,508       89,650    110,350         808,820      681,888
  Administrative and asset
    allocation charges ...........             --            --           --         --              --           --
  Contract surrenders ............     (2,194,975)   (1,095,783)     (10,599)    (9,128)       (142,952)     (30,083)
  Participant transfers to other
    funding options ..............       (480,748)     (939,545)    (425,742)       (98)       (599,788)     (85,248)
  Other receipts/(payments) ......        (18,442)      (15,926)          --         --              --           --
                                      -----------   -----------    ---------   --------      ----------   ----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............     (2,473,818)   (1,620,598)    (323,621)   132,486          87,061      834,437
                                      -----------   -----------    ---------   --------      ----------   ----------
    Net increase (decrease) in
      net assets .................     (2,258,199)   (1,161,415)    (298,731)   156,964         391,772      952,161
Net Assets:
  Beginning of year ..............     10,748,190    11,909,605      298,731    141,767       1,013,268       61,107
                                      -----------   -----------    ---------   --------      ----------   ----------
  End of year ....................    $ 8,489,991   $10,748,190    $      --   $298,731      $1,405,040   $1,013,268
                                      ===========   ===========    =========   ========      ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   FTVIPT Templeton           FTVIPT Templeton
  Foreign Securities         Growth Securities            High Yield Bond          Janus Aspen Balanced
 Subaccount (Class 2)       Subaccount (Class 2)            Subaccount          Subaccount (Service Shares)
-----------------------   ------------------------   ------------------------   ---------------------------
   2006         2005          2006         2005          2006         2005           2006          2005
----------   ----------   -----------   ----------   -----------   ----------    -----------   -----------
$    1,220   $      312   $   (11,377)  $   (2,183)  $   449,010   $  (97,667)   $    (7,559)  $   14,552
    33,771        2,770       463,920        9,284       258,181       69,818        305,891       22,677

   225,822       85,493      (204,432)     154,559      (527,470)      36,938       (236,939)      67,198
----------   ----------   -----------   ----------   -----------   ----------    -----------   ----------


   260,813       88,575       248,111      161,660       179,721        9,089         61,393      104,427
----------   ----------   -----------   ----------   -----------   ----------    -----------   ----------

    13,213      328,173        14,469    1,118,105        29,656      487,595          6,128       62,283

   471,992      570,391       260,286      938,519        95,476      266,960        309,697       67,791

        --           --            --           --            --           --             --           --
  (159,308)     (15,030)      (81,717)     (54,383)     (455,469)    (811,478)        (2,295)    (129,065)

   (72,715)     (36,602)   (3,159,903)    (100,444)   (7,613,739)    (365,617)    (2,095,272)     (47,944)
        --           --            --           --       (28,015)     (40,361)            --           --
----------   ----------   -----------   ----------   -----------   ----------    -----------   ----------

   253,182      846,932    (2,966,865)   1,901,797    (7,972,091)    (462,901)    (1,781,742)     (46,935)
----------   ----------   -----------   ----------   -----------   ----------    -----------   ----------

   513,995      935,507    (2,718,754)   2,063,457    (7,792,370)    (453,812)    (1,720,349)      57,492

 1,192,440      256,933     2,718,754      655,297     7,792,370    8,246,182      1,720,349    1,662,857
----------   ----------   -----------   ----------   -----------   ----------    -----------   ----------
$1,706,435   $1,192,440   $        --   $2,718,754   $        --   $7,792,370    $        --   $1,720,349
==========   ==========   ===========   ==========   ===========   ==========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Janus Aspen                   Janus Aspen
                                           Mid Cap Growth               Worldwide Growth          Lazard Retirement
                                     Subaccount (Service Shares)   Subaccount (Service Shares)   Small Cap Subaccount
                                     ---------------------------   ---------------------------   --------------------
                                           2006        2005             2006         2005          2006        2005
                                         --------   --------        -----------   ----------     ---------   --------
Operations:
  Net investment income (loss) ...       $ (4,212)  $ (2,929)       $    15,473   $   (1,879)    $  (3,965)  $ (4,114)
  Realized gain (loss) ...........         19,619      5,881           (325,686)    (377,843)       52,050     31,805
  Change in unrealized gain (loss)
    on investments ...............         17,127     23,872            974,465      568,563       (10,600)   (16,094)
                                         --------   --------        -----------   ----------     ---------   --------
    Net increase (decrease) in
      net assets resulting from
      operations .................         32,534     26,824            664,252      188,841        37,485     11,597
                                         --------   --------        -----------   ----------     ---------   --------
Unit Transactions:
  Participant purchase payments ..         15,016     93,908              8,407      127,162        10,888     60,292
  Participant transfers from other
    funding options ..............        239,386     42,409            104,503       79,447        64,012    112,328
  Administrative and asset
    allocation charges ...........             --         --                 --           --            --         --
  Contract surrenders ............        (60,207)   (16,276)          (900,629)    (514,657)     (110,238)   (10,088)
  Participant transfers to other
    funding options ..............        (30,625)   (13,194)          (265,118)    (465,633)     (363,943)   (72,093)
  Other receipts/(payments) ......             --         --                131       (7,226)           --         --
                                         --------   --------        -----------   ----------     ---------   --------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............        163,570    106,847         (1,052,706)    (780,907)     (399,281)    90,439
                                         --------   --------        -----------   ----------     ---------   --------
    Net increase (decrease) in
      net assets .................        196,104    133,671           (388,454)    (592,066)     (361,796)   102,036
Net Assets:
  Beginning of year ..............        317,642    183,971          4,758,342    5,350,408       361,796    259,760
                                         --------   --------        -----------   ----------     ---------   --------
  End of year ....................       $513,746   $317,642        $ 4,369,888   $4,758,342     $      --   $361,796
                                         ========   ========        ===========   ==========     =========   ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPIS Dividend Strategy    LMPIS Premier Selections    LMPVPV Small Cap Growth          LMPVPI All Cap
       Subaccount         All Cap Growth Subaccount   Opportunities Subaccount      Subaccount (Class I)
-----------------------   -------------------------   ------------------------   -------------------------
  2006          2005            2006      2005            2006       2005          2006          2005
----------   ---------        -------   --------       ---------   --------     -----------   -----------

  $  1,840   $     818        $  (325)  $   (344)      $  (4,077)  $ (3,863)    $    (1,337)  $   (49,267)
     3,261       2,706          2,349      1,694          30,071     44,977       1,160,077       221,242

    25,410      (8,266)          (313)      (395)           (954)   (28,367)        739,950       163,010
  --------   ---------        -------   --------       ---------   --------     -----------   -----------


    30,511      (4,742)         1,711        955          25,040     12,747       1,898,690       334,985
  --------   ---------        -------   --------       ---------   --------     -----------   -----------

        --      11,669             --         --           1,440     78,974          31,405       615,474

    23,567          --         41,235      5,000         116,077     36,144          92,319        22,453

        --          --             --         --              --         --              --            --
   (31,238)    (22,036)        (1,235)    (3,014)        (22,003)   (11,503)     (2,760,434)   (1,168,279)

    (6,731)    (85,619)        (4,164)   (23,662)       (132,017)   (91,081)       (609,688)     (590,851)
        --          --             --         --              --         --         (21,146)       (3,542)
  --------   ---------        -------   --------       ---------   --------     -----------   -----------


   (14,402)    (95,986)        35,836    (21,676)        (36,503)    12,534      (3,267,544)   (1,124,745)
  --------   ---------        -------   --------       ---------   --------     -----------   -----------

    16,109    (100,728)        37,547    (20,721)        (11,463)    25,281      (1,368,854)     (789,760)

   193,983     294,711         20,171     40,892         331,259    305,978      13,061,825    13,851,585
  --------   ---------        -------   --------       ---------   --------     -----------   -----------
  $210,092   $ 193,983        $57,718   $ 20,171       $ 319,796   $331,259     $11,692,971   $13,061,825
  ========   =========        =======   ========       =========   ========     ===========   ===========


   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       LMPVPI Investors     LMPVPI Small Cap Growth  LMPVPI Total Return
                                     Subaccount (Class I)     Subaccount (Class I)   Subaccount (Class I)
                                    ----------------------  ----------------------   --------------------
                                       2006        2005         2006       2005         2006      2005
                                    ----------  ----------   ---------  ---------     --------  --------
Operations:
  Net investment income (loss) ...  $   13,952  $   (2,754)  $  (7,705) $  (7,867)    $  5,412  $  4,370
  Realized gain (loss) ...........     245,855      64,617      59,154     66,856       16,875    12,731
  Change in unrealized gain (loss)
    on investments ...............     361,598     142,250      16,294    (33,903)      41,983    (5,738)
                                    ----------  ----------   ---------  ---------     --------  --------
    Net increase (decrease) in
      net assets resulting from
      operations .................     621,405     204,113      67,743     25,086       64,270    11,363
                                    ----------  ----------   ---------  ---------     --------  --------
Unit Transactions:
  Participant purchase payments ..         896     174,867          --     52,681           --     1,004
  Participant transfers from other
    funding options ..............      62,563      78,066      14,360     77,479       18,000     1,071
  Administrative and asset
    allocation charges ...........          --          --          --         --           --        --
  Contract surrenders ............    (762,607)   (468,391)    (84,914)   (62,424)     (33,028)  (56,830)
  Participant transfers to other
    funding options ..............     (27,234)   (210,050)   (110,682)   (34,524)     (11,901)       --
  Other receipts/(payments) ......          --          --          --         --           --       337
                                    ----------  ----------   ---------  ---------     --------  --------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............    (726,382)   (425,508)   (181,236)    33,212      (26,929)  (54,418)
                                    ----------  ----------   ---------  ---------     --------  --------
    Net increase (decrease) in
      net assets .................    (104,977)   (221,395)   (113,493)    58,298       37,341   (43,055)
Net Assets:
  Beginning of year ..............   4,116,875   4,338,270     684,549    626,251      587,525   630,580
                                    ----------  ----------   ---------  ---------     --------  --------
  End of year ....................  $4,011,898  $4,116,875   $ 571,056  $ 684,549     $624,866  $587,525
                                    ==========  ==========   =========  =========     ========  ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 LMPVPII Appreciation     LMPVPII Equity Index       LMPVPII Fundamental    LMPVPIII Adjustable Rate
      Subaccount          Subaccount (Class II)       Value Subaccount          Income Subaccount
----------------------  ------------------------  ------------------------  ------------------------
   2006        2005         2006         2005         2006         2005         2006       2005
----------  ----------  -----------  -----------  -----------  -----------    --------  ---------

$   (5,600) $  (11,367) $     2,464  $      (803) $    28,433  $   (28,144)   $ 10,450  $   5,985
   225,725      73,252      527,498      (60,676)     629,790      730,985         571        803

   214,359      45,728    1,837,070      658,654      624,007     (402,279)     (1,203)    (2,842)
----------  ----------  -----------  -----------  -----------  -----------    --------  ---------


   434,484     107,613    2,367,032      597,175    1,282,230      300,562       9,818      3,946
----------  ----------  -----------  -----------  -----------  -----------    --------  ---------

    44,503     249,241        6,841    1,496,279       23,385      141,496      20,839     36,887

    70,240     271,850      322,135      566,321       45,517       64,152      62,740     34,475

        --          --           --           --           --           --          --         --
  (411,744)   (221,070)  (3,636,280)  (2,423,729)  (1,014,014)    (809,487)    (85,471)   (30,372)

  (221,917)   (234,455)  (1,482,443)  (1,212,366)    (595,960)    (574,583)    (20,958)   (46,862)
        --          --      (29,958)     (19,918)          --           --          --         13
----------  ----------  -----------  -----------  -----------  -----------    --------  ---------


  (518,918)     65,566   (4,819,705)  (1,593,413)  (1,541,072)  (1,178,422)    (22,850)    (5,859)
----------  ----------  -----------  -----------  -----------  -----------    --------  ---------

   (84,434)    173,179   (2,452,673)    (996,238)    (258,842)    (877,860)    (13,032)    (1,913)

 3,502,195   3,329,016   20,174,104   21,170,342    9,201,836   10,079,696     332,102    334,015
----------  ----------  -----------  -----------  -----------  -----------    --------  ---------
$3,417,761  $3,502,195  $17,721,431  $20,174,104  $ 8,942,994  $ 9,201,836    $319,070  $ 332,102
==========  ==========  ===========  ===========  ===========  ===========    ========  =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        LMPVPIII Aggressive      LMPVPIII High Income     LMPVPIII International
                                          Growth Subaccount           Subaccount         All Cap Growth Subaccount
                                     -------------------------   ---------------------   -------------------------
                                         2006         2005         2006        2005         2006          2005
                                     -----------   -----------   --------   ----------   -----------   -----------
Operations:
  Net investment income (loss) ...   $  (138,459)  $  (137,972)  $ 62,483   $   63,775    $   13,880   $    1,279
  Realized gain (loss) ...........       552,752       254,407     (4,894)        (328)      149,982       18,832
  Change in unrealized gain (loss)
    on investments ...............       386,007     1,005,161     31,668      (50,444)      260,197      175,745
                                     -----------   -----------   --------   ----------    ----------   ----------
    Net increase (decrease) in
      net assets resulting from
      operations .................       800,300     1,121,596     89,257       13,003       424,059      195,856
                                     -----------   -----------   --------   ----------    ----------   ----------
Unit Transactions:
  Participant purchase payments ..        57,638       725,139     44,228       84,977        12,202       32,740
  Participant transfers from other
    funding options ..............       178,159       225,102    193,552       58,483       109,024       20,173
  Administrative and asset
    allocation charges ...........            --            --         --           --            --           --
  Contract surrenders ............    (1,483,868)     (943,992)  (247,926)    (136,621)     (378,531)    (283,769)
  Participant transfers to other
    funding options ..............      (701,642)     (911,894)   (69,253)    (161,083)     (186,007)    (251,054)
  Other receipts/(payments) ......            --            --         --      (17,126)           --       (9,693)
                                     -----------   -----------   --------   ----------    ----------   ----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............    (1,949,713)     (905,645)   (79,399)    (171,370)     (443,312)    (491,603)
                                     -----------   -----------   --------   ----------    ----------   ----------
    Net increase (decrease) in
      net assets .................    (1,149,413)      215,951      9,858     (158,367)      (19,253)    (295,747)
Net Assets:
  Beginning of year ..............    11,854,942    11,638,991    960,690    1,119,057     1,934,443    2,230,190
                                     -----------   -----------   --------   ----------    ----------   ----------
  End of year ....................   $10,705,529   $11,854,942   $970,548   $  960,690    $1,915,190   $1,934,443
                                     ===========   ===========   ========   ==========    ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                              Lord Abbett           Lord Abbett
   LMPVPIII Large Cap       LMPVPIII Social Awareness    Growth and Income         Mid-Cap Value
    Growth Subaccount            Stock Subaccount       Subaccount (Class VC)   Subaccount (Class VC)
-------------------------   -------------------------   ---------------------   ---------------------
   2006          2005          2006          2005         2006         2005        2006        2005
-----------   -----------    ----------   ----------    ---------    --------   ---------    --------

$   (62,850)  $   (79,604)   $  (20,909)  $  (18,373)   $     288    $    607   $  (4,007)   $ (2,726)
    104,178       (25,493)      (11,933)     (58,579)      43,430      41,201      56,659      39,916

    105,283       304,618       187,628      161,992       82,505     (20,994)     15,020        (591)
-----------   -----------    ----------   ----------    ---------    --------   ---------    --------


    146,611       199,521       154,786       85,040      126,223      20,814      67,672      36,599
-----------   -----------    ----------   ----------    ---------    --------   ---------    --------

     61,250       240,812        59,274      117,295       64,291     258,362      36,304     172,916

    318,106        99,059            --           --      215,491     127,332      67,139     226,687

         --            --            --           --           --          --          --          --
 (1,109,354)   (1,078,146)     (547,745)    (643,393)     (52,978)    (15,233)    (19,511)    (31,476)

 (1,023,706)   (1,053,419)     (205,792)    (170,958)    (118,293)     (5,100)   (116,561)    (43,865)
    (32,554)         (764)           --       (2,538)     (21,687)         --          --          --
-----------   -----------    ----------   ----------    ---------    --------   ---------    --------


 (1,786,258)   (1,792,458)     (694,263)    (699,594)      86,824     365,361     (32,629)    324,262
-----------   -----------    ----------   ----------    ---------    --------   ---------    --------

 (1,639,647)   (1,592,937)     (539,477)    (614,554)     213,047     386,175      35,043     360,861

  6,811,499     8,404,436     3,098,703    3,713,257      683,562     297,387     615,829     254,968
-----------   -----------    ----------   ----------    ---------    --------   ---------    --------
$ 5,171,852   $ 6,811,499    $2,559,226   $3,098,703    $ 896,609    $683,562   $ 650,872    $615,829
===========   ===========    ==========   ==========    =========    ========   =========    ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                    MIST Batterymarch        MIST BlackRock
                                            Managed Assets           Mid-Cap Stock          Large-Cap Core
                                              Subaccount          Subaccount (Class A)   Subaccount (Class A)
                                     --------------------------   --------------------   --------------------
                                         2006           2005         2006        2005       2006       2005
                                     ------------   -----------   ----------   -------   ----------   -------
Operations:
  Net investment income (loss) ...   $    385,858   $  (277,700)  $  (54,413)    $--     $   (8,325)    $--
  Realized gain (loss) ...........         23,861       (22,300)     (95,781)     --         (1,240)     --
  Change in unrealized gain (loss)
    on investments ...............        320,169       863,562     (227,198)     --         68,384      --
                                     ------------   -----------   ----------     ---     ----------     ---
    Net increase (decrease) in
      net assets resulting from
      operations .................        729,888       563,562     (377,392)     --         58,819      --
                                     ------------   -----------   ----------     ---     ----------     ---
Unit Transactions:
  Participant purchase payments ..         30,001     1,265,964        9,900      --             --      --
  Participant transfers from other
    funding options ..............        263,438       337,836    7,697,503      --      1,071,700      --
  Administrative and asset
    allocation charges ...........             --            --           --      --             --      --
  Contract surrenders ............     (1,631,779)   (2,283,597)    (886,704)     --        (68,937)     --
  Participant transfers to other
    funding options ..............    (21,993,289)   (1,013,222)    (581,337)     --        (15,173)     --
  Other receipts/(payments) ......        (24,030)      (35,194)          --      --             --      --
                                     ------------   -----------   ----------     ---     ----------     ---
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............    (23,355,659)   (1,728,213)   6,239,362      --        987,590      --
                                     ------------   -----------   ----------     ---     ----------     ---
    Net increase (decrease) in
      net assets .................    (22,625,771)   (1,164,651)   5,861,970      --      1,046,409      --
Net Assets:
  Beginning of year ..............     22,625,771    23,790,422           --      --             --      --
                                     ------------   -----------   ----------     ---     ----------     ---
  End of year ....................   $         --   $22,625,771   $5,861,970     $--     $1,046,409     $--
                                     ============   ===========   ==========     ===     ==========     ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MIST Dreman              MIST Harris             MIST Janus            MIST Legg Mason
   Small-Cap Value       Oakmark International   Capital Appreciation   Partners Managed Assets
 Subaccount (Class A)     Subaccount (Class A)   Subaccount (Class A)     Subaccount (Class A)
---------------------   ----------------------   --------------------   -----------------------
  2006        2005         2006         2005        2006        2005        2006        2005
--------   ----------   ----------   ---------   -----------   ------   -----------   ---------

$     41       $--      $  (13,227)    $--       $   (95,488)   $--     $  (164,055)     $--
     632        --          17,481      --          (104,182)    --          63,661       --

   6,617        --         184,399      --           400,254     --       1,198,756       --
--------       ---      ----------     ---       -----------    ---     -----------      ---

   7,290        --         188,653      --           200,584     --       1,098,362       --
--------       ---      ----------     ---       -----------    ---     -----------      ---

      --        --          74,228      --             3,248     --         102,854       --

  95,708        --       2,229,268      --        13,851,828     --      21,412,256       --

      --        --              --      --                --     --              --       --
  (1,156)       --        (297,190)     --        (1,554,253)    --      (2,841,308)      --

 (11,264)       --        (249,218)     --        (1,141,260)    --      (1,056,790)      --
      --        --         (22,264)     --           (16,991)    --             806       --
--------       ---      ----------     ---       -----------    ---     -----------      ---


  83,288        --       1,734,824      --        11,142,572     --      17,617,818       --
--------       ---      ----------     ---       -----------    ---     -----------      ---

  90,578        --       1,923,477      --        11,343,156     --      18,716,180       --

      --        --              --      --                --     --              --       --
--------       ---      ----------     ---       -----------    ---     -----------      ---
$ 90,578       $--      $1,923,477     $--       $11,343,156    $--     $18,716,180      $--
========       ===      ==========     ===       ===========    ===     ===========      ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       MIST Lord Abbett       MIST Lord Abbett         MIST Met/AIM
                                        Bond Debenture       Growth and Income     Capital Appreciation
                                     Subaccount (Class A)   Subaccount (Class B)   Subaccount (Class A)
                                     --------------------   --------------------   --------------------
                                          2006     2005         2006      2005         2006      2005
                                        --------   ----      ----------   ----       ---------   ----
Operations:
  Net investment income (loss) ...      $ (2,104)   $--      $  (11,101)   $--       $  (3,119)   $--
  Realized gain (loss) ...........          (188)    --           2,526     --          46,507     --
  Change in unrealized gain (loss)
    on investments ...............        18,366     --         139,597     --         (53,648)    --
                                        --------    ---      ----------    ---       ---------    ---
    Net increase (decrease) in
      net assets resulting from
      operations .................        16,074     --         131,022     --         (10,260)    --
                                        --------    ---      ----------    ---       ---------    ---
Unit Transactions:
  Participant purchase payments ..            --     --              --     --              --     --
  Participant transfers from other
    funding options ..............       556,822     --       1,950,843     --         572,563     --
  Administrative and asset
    allocation charges ...........            --     --              --     --              --     --
  Contract surrenders ............       (98,816)    --        (262,039)    --        (107,816)    --
  Participant transfers to other
    funding options ..............            --     --         (38,438)    --         (23,402)    --
  Other receipts/(payments) ......            --     --              --     --              --     --
                                        --------    ---      ----------    ---       ---------    ---
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............       458,006     --       1,650,366     --         441,345     --
                                        --------    ---      ----------    ---       ---------    ---
    Net increase (decrease) in
      net assets .................       474,080     --       1,781,388     --         431,085     --
Net Assets:
  Beginning of year ..............            --     --              --     --              --     --
                                        --------    ---      ----------    ---       ---------    ---
  End of year ....................      $474,080    $--      $1,781,388    $--       $ 431,085    $--
                                        ========    ===      ==========    ===       =========    ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    MIST Met/AIM                              MIST Neuberger Berman
  Small Cap Growth       MIST MFS(R) Value         Real Estate          MIST Pioneer Fund
Subaccount (Class A)   Subaccount (Class A)    Subaccount (Class A)   Subaccount (Class A)
--------------------   --------------------   ---------------------   --------------------
     2006     2005          2006      2005         2006      2005         2006      2005
   --------   ----       ----------   ----      ----------   ----      ----------   ----

   $   (140)   $--       $    4,887    $--      $  (57,777)   $--      $  (12,893)   $--
     (7,537)    --           43,034     --          87,964     --           2,845     --

       (154)    --           49,287     --       1,407,834     --         124,558     --
   --------    ---       ----------    ---      ----------    ---      ----------    ---


     (7,831)    --           97,208     --       1,438,021     --         114,510     --
   --------    ---       ----------    ---      ----------    ---      ----------    ---

         --     --              530     --          51,813     --              --     --

    105,928     --        1,036,950     --       7,298,649     --       1,667,283     --

         --     --               --     --              --     --              --     --
         --     --           (8,517)    --        (799,029)    --        (175,656)    --

    (83,461)    --          (82,324)    --        (250,946)    --          (9,981)    --
         --     --               --     --              --     --              --     --
   --------    ---       ----------    ---      ----------    ---      ----------    ---


     22,467     --          946,639     --       6,300,487     --       1,481,646     --
   --------    ---       ----------    ---      ----------    ---      ----------    ---

     14,636     --        1,043,847     --       7,738,508     --       1,596,156     --

         --     --               --     --              --     --              --     --
   --------    ---       ----------    ---      ----------    ---      ----------    ---
   $ 14,636    $--       $1,043,847    $--      $7,738,508    $--      $1,596,156    $--
   ========    ===       ==========    ===      ==========    ===      ==========    ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MIST Pioneer           MIST Pioneer        MIST Third Avenue
                                        Mid-Cap Value         Strategic Income       Small Cap Value
                                     Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class B)
                                     --------------------   --------------------   --------------------
                                          2006    2005           2006      2005        2006     2005
                                        -------   ----        ----------   ----      --------   ----
Operations:
  Net investment income (loss) ...      $  (139)   $--        $   73,286    $--      $   (590)   $--
  Realized gain (loss) ...........          839     --             4,425     --           656     --
  Change in unrealized gain (loss)
    on investments ...............        1,718     --            (3,737)    --         7,391     --
                                        -------    ---        ----------    ---      --------    ---
    Net increase (decrease) in
      net assets resulting from
      operations .................        2,418     --            73,974     --         7,457     --
                                        -------    ---        ----------    ---      --------    ---
Unit Transactions:
  Participant purchase payments ..           --     --             2,727     --            --     --
  Participant transfers from other
    funding options ..............       58,071     --         2,107,747     --       360,872     --
  Administrative and asset
    allocation charges ...........           --     --                --     --            --     --
  Contract surrenders ............           --     --          (217,082)    --       (24,102)    --
  Participant transfers to other
    funding options ..............           --     --           (37,850)    --            --     --
  Other receipts/(payments) ......           --     --                --     --            --     --
                                        -------    ---        ----------    ---      --------    ---
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............       58,071     --         1,855,542     --       336,770     --
                                        -------    ---        ----------    ---      --------    ---
    Net increase (decrease) in
      net assets .................       60,489     --         1,929,516     --       344,227     --
Net Assets:
  Beginning of year ..............           --     --                --     --            --     --
                                        -------    ---        ----------    ---      --------    ---
  End of year ....................      $60,489    $--        $1,929,516    $--      $344,227    $--
                                        =======    ===        ==========    ===      ========    ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    MetLife Investment             MetLife Investment           MetLife Investment          MetLife Investment
     Diversified Bond             International Stock          Large Company Stock         Small Company Stock
   Subaccount (Class I)           Subaccount (Class I)         Subaccount (Class I)        Subaccount (Class I)
---------------------------   ---------------------------   --------------------------   -------------------------
    2006           2005           2006           2005           2006          2005           2006         2005
------------   ------------   ------------   ------------   ------------   -----------   -----------   -----------

$  2,407,636   $  1,993,253   $    233,237   $     43,176   $   (182,867)  $   (67,447)  $  (358,216)  $  (375,370)
     718,992        411,267      3,342,574        361,494      1,233,692       112,348     4,890,437     1,864,320

    (598,957)    (1,604,051)     5,937,028      4,894,949      5,401,482     3,436,669      (771,700)      512,878
------------   ------------   ------------   ------------   ------------   -----------   -----------   -----------


   2,527,671        800,469      9,512,839      5,299,619      6,452,307     3,481,570     3,760,521     2,001,828
------------   ------------   ------------   ------------   ------------   -----------   -----------   -----------

     784,706     11,454,322        275,850      4,415,240        417,143     7,180,883       235,871     3,224,982

   5,879,887      3,792,665      1,426,870        570,648      1,234,353       703,372       574,748       527,474

    (394,923)      (504,953)      (189,568)      (219,718)      (289,650)     (366,283)     (130,619)     (162,609)
 (17,160,345)   (10,772,820)    (7,649,828)    (4,756,146)   (11,121,600)   (7,687,193)   (5,695,432)   (3,994,056)

  (4,320,330)    (2,472,252)    (6,212,364)    (2,268,745)    (2,904,792)   (1,907,837)   (2,990,616)   (1,501,279)
    (630,362)      (378,519)      (210,942)      (101,435)      (323,941)     (167,650)     (172,938)      (74,480)
------------   ------------   ------------   ------------   ------------   -----------   -----------   -----------


 (15,841,367)     1,118,443    (12,559,982)    (2,360,156)   (12,988,487)   (2,244,708)   (8,178,986)   (1,979,968)
------------   ------------   ------------   ------------   ------------   -----------   -----------   -----------

 (13,313,696)     1,918,912     (3,047,143)     2,939,463     (6,536,180)    1,236,862    (4,418,465)       21,860

  95,674,147     93,755,235     44,241,133     41,301,670     66,055,340    64,818,478    34,364,986    34,343,126
------------   ------------   ------------   ------------   ------------   -----------   -----------   -----------
$ 82,360,451   $ 95,674,147   $ 41,193,990   $ 44,241,133   $ 59,519,160   $66,055,340   $29,946,521   $34,364,986
============   ============   ============   ============   ============   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        MSF BlackRock          MSF BlackRock          MSF BlackRock
                                      Aggressive Growth         Bond Income            Money Market
                                     Subaccount (Class D)   Subaccount (Class A)   Subaccount (Class A)
                                     --------------------   --------------------   --------------------
                                         2006      2005        2006       2005         2006      2005
                                      ----------   ----     ----------    ----     -----------   ----
Operations:
  Net investment income (loss) ...    $  (26,410)   $--      $  (58,320)   $--      $   290,473   $--
  Realized gain (loss) ...........       (41,015)    --          36,898     --               --    --
  Change in unrealized gain (loss)
    on investments ...............       (39,556)    --         311,329     --               --    --
                                      ----------    ---      ----------    ---      -----------   ---
    Net increase (decrease) in
      net assets resulting from
      operations .................      (106,981)    --         289,907     --          290,473    --
                                      ----------    ---      ----------    ---      -----------   ---
Unit Transactions:
  Participant purchase payments ..            --     --          21,315     --          210,590    --
  Participant transfers from other
    funding options ..............     3,747,303     --       7,453,481     --       15,865,848    --
  Administrative and asset
    allocation charges ...........            --     --              --     --               --    --
  Contract surrenders ............      (628,969)    --        (958,150)    --       (2,637,675)   --
  Participant transfers to other
    funding options ..............       (74,708)    --        (296,204)    --       (2,289,994)   --
  Other receipts/(payments) ......         6,251     --          44,517     --            6,070    --
                                      ----------    ---      ----------    ---      -----------   ---
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............     3,049,877     --       6,264,959     --       11,154,839    --
                                      ----------    ---      ----------    ---      -----------   ---
    Net increase (decrease) in
      net assets .................     2,942,896     --       6,554,866     --       11,445,312    --
Net Assets:
  Beginning of year ..............            --     --              --     --               --    --
                                      ----------    ---      ----------    ---      -----------   ---
  End of year ....................    $2,942,896    $--      $6,554,866    $--      $11,445,312   $--
                                      ==========    ===      ==========    ===      ===========   ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                   MSF MetLife        MSF MetLife Conservative
  MSF FI Large Cap     MSF FI Value Leaders   Aggressive Allocation    to Moderate Allocation
Subaccount (Class A)   Subaccount (Class D)    Subaccount (Class B)     Subaccount (Class B)
--------------------   --------------------   ---------------------   ------------------------
   2006        2005        2006       2005         2006     2005             2006     2005
-----------   ------   -----------   ------      --------   ----           -------    ----
$  (104,747)    $--    $  (107,523)   $--        $   (115)   $--           $  (145)    $--
   (160,953)     --        (51,031)    --             (76)    --                53      --

    300,521      --        452,513     --           5,795     --             1,284      --
-----------     ---    -----------    ---        --------    ---           -------     ---


     34,821      --        293,959     --           5,604     --             1,192      --
-----------     ---    -----------    ---        --------    ---           -------     ---

     84,493      --          5,171     --              --     --                --      --

 14,950,290      --     14,734,688     --         126,673     --            78,900      --

                 --             --     --              --     --                --      --
 (2,088,611)     --     (1,601,831)    --              --     --            (4,417)     --

   (900,338)     --       (796,426)    --         (57,596)    --                --      --
     (8,015)     --         (5,853)    --              --     --                --      --
-----------     ---    -----------    ---        --------    ---           -------     ---


 12,037,819      --     12,335,749     --          69,077     --            74,483      --
-----------     ---    -----------    ---        --------    ---           -------     ---

 12,072,640      --     12,629,708     --          74,681     --            75,675      --

         --      --             --     --              --     --                --      --
-----------     ---    -----------    ---        --------    ---           -------     ---
$12,072,640     $--    $12,629,708    $--        $ 74,681    $--           $75,675     $--
===========     ===    ===========    ===        ========    ===           =======     ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MSF MetLife          MSF MetLife Moderate
                                     Moderate Allocation    to Aggressive Allocation   MSF MFS(R) Total Return
                                     Subaccount (Class B)     Subaccount (Class B)      Subaccount (Class F)
                                     --------------------   ------------------------   -----------------------
                                         2006     2005            2006     2005              2006      2005
                                       --------   ----          --------   ----          -----------   ----
Operations:
  Net investment income (loss) ...     $ (1,257)   $--          $   (687)   $--          $  (206,385)   $--
  Realized gain (loss) ...........           31     --               393     --               79,346     --
  Change in unrealized gain (loss)
    on investments ...............       14,755     --             9,902     --            1,858,296     --
                                       --------    ---          --------    ---          -----------    ---
    Net increase (decrease) in
      net assets resulting from
      operations .................       13,529     --             9,608     --            1,731,257     --
                                       --------    ---          --------    ---          -----------    ---
Unit Transactions:
  Participant purchase payments ..           --     --                --     --               87,995     --
  Participant transfers from other
    funding options ..............      348,382     --           429,192     --           27,002,963     --
  Administrative and asset
    allocation charges ...........           --     --                --     --                   --     --
  Contract surrenders ............       (4,906)    --                --     --           (2,984,066)    --
  Participant transfers to other
    funding options ..............           --     --                --     --             (855,767)    --
  Other receipts/(payments) ......           --     --                --     --             (120,917)    --
                                       --------    ---          --------    ---          -----------    ---
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............      343,476     --           429,192     --           23,130,208     --
                                       --------    ---          --------    ---          -----------    ---
    Net increase (decrease) in
      net assets .................      357,005     --           438,800     --           24,861,465     --
Net Assets:
  Beginning of year ..............           --     --                --     --                   --     --
                                       --------    ---          --------    ---          -----------    ---
  End of year ....................     $357,005    $--          $438,800    $--          $24,861,465    $--
                                       ========    ===          ========    ===          ===========    ===

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                   MSF Western Asset            MSF Western Asset
   MSF Oppenheimer Global     Management High Yield Bond   Management U.S. Government          Money Market
Equity Subaccount (Class B)      Subaccount (Class A)         Subaccount (Class A)              Subaccount
---------------------------   --------------------------   --------------------------   --------------------------
        2006      2005               2006      2005                2006      2005           2006           2005
     ----------   ----            ----------   ----            -----------   ----       ------------   -----------

     $  (25,079)   $--            $  (58,157)   $--            $   (84,185)   $--       $    119,923   $   218,623
         (6,196)    --                22,462     --                 28,652     --                 --            --

        219,677     --               470,984     --                478,560     --                 --            --
     ----------    ---            ----------    ---            -----------    ---       ------------   -----------


        188,402     --               435,289     --                423,027     --            119,923       218,623
     ----------    ---            ----------    ---            -----------    ---       ------------   -----------

             --     --                11,937     --                 13,527     --             73,108     1,848,855

      3,310,467     --             7,588,112     --             12,672,738     --          1,020,250     1,702,146

             --     --                    --     --                     --     --                 --            --
        (82,568)    --              (868,089)    --             (1,232,169)    --         (1,386,399)   (1,828,395)

        (85,340)    --              (275,632)    --               (764,091)    --        (12,352,665)   (3,642,551)
        (10,352)    --                22,454     --                 (8,981)    --             (6,981)     (175,088)
     ----------    ---            ----------    ---            -----------    ---       ------------   -----------


      3,132,207     --             6,478,782     --             10,681,024     --        (12,652,687)   (2,095,033)
     ----------    ---            ----------    ---            -----------    ---       ------------   -----------

      3,320,609     --             6,914,071     --             11,104,051     --        (12,532,764)   (1,876,410)

             --     --                    --     --                     --     --         12,532,764    14,409,174
     ----------    ---            ----------    ---            -----------    ---       ------------   -----------
     $3,320,609    $--            $6,914,071    $--            $11,104,051    $--       $         --   $12,532,764
     ==========    ===            ==========    ===            ===========    ===       ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Oppenheimer                  PIMCO VIT                  PIMCO VIT
                                             Main Street/VA        Real Return Subaccount    Total Return Subaccount
                                     Subaccount (Service Shares)   (Administrative Class)     (Administrative Class)
                                     ---------------------------   ----------------------   ------------------------
                                           2006        2005           2006       2005           2006          2005
                                        ---------    --------       --------   --------     -----------  -----------
Operations:
  Net investment income (loss) ...      $   1,989    $   (580)      $  7,413   $  1,416     $   221,967  $  158,514
  Realized gain (loss) ...........         25,910         221          5,407      2,108          12,445     133,532
  Change in unrealized gain (loss)
    on investments ...............        (13,292)      9,238        (13,598)    (2,402)        (57,035)   (209,487)
                                        ---------    --------       --------   --------     -----------  ----------
    Net increase (decrease) in
      net assets resulting from
      operations .................         14,607       8,879           (778)     1,122         177,377      82,559
                                        ---------    --------       --------   --------     -----------  ----------
Unit Transactions:
  Participant purchase payments ..             --      86,455             --    181,605          43,246     844,149
  Participant transfers from other
    funding options ..............        135,944      15,867         68,938     11,023       1,085,549     578,963
  Administrative and asset
    allocation charges ...........             --          --             --         --              --          --
  Contract surrenders ............           (671)     (3,065)       (10,278)        --      (1,264,341)   (708,040)
  Participant transfers to other
    funding options ..............       (338,352)         --        (16,076)        --        (529,351)   (468,494)
  Other receipts/(payments) ......             (2)         --             --         --         (22,284)     (8,571)
                                        ---------    --------      ---------   --------     -----------  ----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............       (203,081)     99,257         42,584    192,628        (687,181)    238,007
                                        ---------    --------       --------   --------     -----------  ----------
    Net increase (decrease) in
      net assets .................       (188,474)    108,136         41,806    193,750        (509,804)    320,566
Net Assets:
  Beginning of year ..............        188,474      80,338        193,750         --       7,295,065   6,974,499
                                        ---------    --------       --------   --------     -----------  ----------
  End of year ....................      $      --    $188,474       $235,556   $193,750     $ 6,785,261  $7,295,065
                                        =========    ========       ========   ========     ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


      Putnam VT                Putnam VT                  Putnam VT
  Discovery Growth       International Equity         Small Cap Value          Travelers AIM Capital
Subaccount (Class IB)    Subaccount (Class IB)      Subaccount (Class IB)     Appreciation Subaccount
---------------------   -----------------------   -------------------------   -----------------------
  2006       2005          2006         2005          2006          2005          2006        2005
--------   --------     ----------   ----------   -----------   -----------    ---------   ---------
$ (1,040)  $   (776)    $   (8,102)  $    2,436   $  (52,759)  $  (57,177)   $  (2,328)  $  (5,944)
   4,876      3,799         76,626       39,461      862,456      502,205      161,368      50,714

   3,394         62        223,925       70,427       51,412     (122,919)    (121,870)     (9,026)
--------   --------     ----------   ----------   ----------   ----------    ---------   ---------


   7,230      3,085        292,449      112,324      861,109      322,109       37,170      35,744
--------   --------     ----------   ----------   ----------   ----------    ---------   ---------

      --      2,414          2,235       30,229       57,669      622,433           --      25,262

  39,119     14,287        210,304       95,330      456,558      563,226        6,016     122,079

      --         --             --           --           --           --           --          --
      --         39       (109,147)     (58,813)    (620,644)    (388,351)     (76,875)   (287,760)

 (21,018)   (15,898)       (93,951)     (80,419)    (720,345)    (574,448)    (565,309)    (33,393)
      --         --             --           --           --           --           (3)         --
--------   --------     ----------   ----------   ----------   ----------    ---------   ---------


  18,101        842          9,441      (13,673)    (826,762)     222,860     (636,171)   (173,812)
--------   --------     ----------   ----------   ----------   ----------    ---------   ---------

  25,331      3,927        301,890       98,651       34,347      544,969     (599,001)   (138,068)

  76,160     72,233      1,087,010      988,359    5,825,263    5,280,294      599,001     737,069
--------   --------     ----------   ----------   ----------   ----------    ---------   ---------
$101,491   $ 76,160     $1,388,900   $1,087,010   $5,859,610   $5,825,263    $      --   $ 599,001
========   ========     ==========   ==========   ==========   ===========   =========   =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       Travelers Convertible     Travelers Disciplined         Travelers Equity
                                       Securities Subaccount   Mid Cap Stock Subaccount        Income Subaccount
                                       ---------------------   ------------------------   --------------------------
                                           2006       2005         2006         2005          2006         2005
                                        ---------   --------   -----------   ----------   ------------   -----------
Operations:
  Net investment income (loss) .....    $     546   $  1,412   $    10,773   $  (86,318)  $    136,436   $  (176,960)
  Realized gain (loss) .............        3,750      1,705     2,501,102      297,364      2,556,737       414,500
  Change in unrealized gain (loss)
    on investments .................        1,916     (3,054)   (1,839,537)     530,865     (1,927,404)      225,281
                                        ---------   --------   -----------   ----------   ------------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations ...................        6,212         63       672,338      741,911        765,769       462,821
                                        ---------   --------   -----------   ----------   ------------   -----------
Unit Transactions:
  Participant purchase payments ....           --     13,444        38,844      202,681          2,047       927,253
  Participant transfers from other
    funding options ................       13,763     23,647       117,537      359,731         66,937       542,792
  Administrative and asset
    allocation charges .............           --         --            --           --             --            --
  Contract surrenders ..............       (1,165)   (10,754)     (291,231)    (832,571)      (757,956)   (1,503,726)
  Participant transfers to other
    funding options ................     (111,340)      (574)   (7,839,383)    (193,961)   (15,019,141)     (543,906)
  Other receipts/(payments) ........           (1)        --            --           --         (1,811)      (22,799)
                                        ---------   --------   -----------   ----------   ------------   -----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions .................      (98,743)    25,763    (7,974,233)    (464,120)   (15,709,924)     (600,386)
                                        ---------   --------   -----------   ----------   ------------   -----------
    Net increase (decrease) in
      net assets ...................      (92,531)    25,826    (7,301,895)     277,791    (14,944,155)     (137,565)
Net Assets:
  Beginning of year ................       92,531     66,705     7,301,895    7,024,104     14,944,155    15,081,720
                                        ---------   --------   -----------   ----------   ------------   -----------
  End of year ......................    $      --   $ 92,531   $        --   $7,301,895   $         --   $14,944,155
                                        =========   ========   ===========   ==========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Travelers Federated        Travelers Large Cap         Travelers Mercury             Travelers MFS(R)
    Stock Subaccount               Subaccount          Large Cap Core Subaccount   Mid Cap Growth Subaccount
------------------------   -------------------------   -------------------------   -------------------------
    2006        2005           2006          2005           2006         2005          2006           2005
-----------   ----------   -----------   -----------    -----------   ---------     -----------   ----------
$    13,179   $  (14,708)  $     2,903   $   (84,533)   $    (1,644)  $ (10,004)    $   (15,101)  $  (48,880)
    163,809       27,725      (734,674)     (322,942)       (23,025)    (31,858)     (2,032,034)    (604,043)

   (136,673)      31,098       946,044       882,135         83,318     123,192       2,271,155      699,907
-----------   ----------   -----------   -----------    -----------   ---------     -----------   ----------


     40,315       44,115       214,273       474,660         58,649      81,330         224,020       46,984
-----------   ----------   -----------   -----------    -----------   ---------     -----------   ----------

         14       10,200            92       223,172             19      86,371           7,803       68,375

         --          811        75,858        32,034        116,939      76,892          15,538      110,044

         --           --            --            --             --          --              --           --
    (18,632)    (222,375)     (470,775)     (671,323)       (45,756)   (127,022)       (233,177)    (500,066)

 (1,122,672)     (70,916)   (6,627,848)     (677,447)    (1,040,863)    (19,601)     (3,835,278)    (312,070)
         --           --            (3)      (12,908)            --          --         (10,175)        (796)
-----------   ----------   -----------   -----------    -----------   ---------     -----------   ----------


 (1,141,290)    (282,280)   (7,022,676)   (1,106,472)      (969,661)     16,640      (4,055,289)    (634,513)
-----------   ----------   -----------   -----------    -----------   ---------     -----------   ----------

 (1,100,975)    (238,165)   (6,808,403)     (631,812)      (911,012)     97,970      (3,831,269)    (587,529)

  1,100,975    1,339,140     6,808,403     7,440,215        911,012     813,042       3,831,269    4,418,798
-----------   ----------   -----------   -----------    -----------   ---------     -----------   ----------
$        --   $1,100,975   $        --   $ 6,808,403    $        --   $ 911,012     $        --   $3,831,269
===========   ==========   ===========   ===========    ===========   =========     ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                              Travelers Mondrian
                                       Travelers MFS(R) Total      Travelers MFS(R) Value     International Stock
                                         Return Subaccount            Subaccount                   Subaccount
                                     ---------------------------   ----------------------   ------------------------
                                         2006           2005          2006        2005          2006         2005
                                     ------------   ------------   ---------   ----------   -----------   ----------
Operations:
  Net investment income (loss) ...   $    180,178   $    185,101    $  (2,742)  $    440    $    50,712   $  (16,405)
  Realized gain (loss) ...........        482,846      1,045,537       64,950     27,514        471,962       68,549
  Change in unrealized gain (loss)
    on investments ...............        (15,368)      (895,792)      (7,791)    (4,505)      (311,271)      56,132
                                     ------------   ------------    ---------   --------    -----------   ----------
    Net increase (decrease) in
      net assets resulting from
      operations .................        647,656        334,846       54,417     23,449        211,403      108,276
                                     ------------   ------------    ---------   --------    -----------   ----------
Unit Transactions:
  Participant purchase payments ..         33,637      2,237,514        4,819    126,114             --       34,073
  Participant transfers from other
    funding options ..............        270,419        742,272       69,590    349,440        115,116      250,705
  Administrative and asset
    allocation charges ...........             --             --           --         --             --           --
  Contract surrenders ............     (1,032,445)    (2,545,350)      (7,503)   (50,311)      (153,988)    (158,910)
  Participant transfers to other
    funding options ..............    (19,499,261)      (706,029)    (781,733)   (63,471)    (1,539,879)    (209,080)
  Other receipts/(payments) ......        (14,123)       (28,758)          --         --         (1,448)         (72)
                                     ------------   ------------    ---------   --------    -----------   ----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............    (20,241,773)      (300,351)    (714,827)   361,772     (1,580,199)     (83,284)
                                     ------------   ------------    ---------   --------    -----------   ----------
    Net increase (decrease) in
      net assets .................    (19,594,117)        34,495     (660,410)   385,221     (1,368,796)      24,992
Net Assets:
  Beginning of year ..............     19,594,117     19,559,622      660,410    275,189      1,368,796    1,343,804
                                     ------------   ------------    ---------   --------    -----------   ----------
  End of year ....................   $         --   $ 19,594,117    $      --   $660,410    $        --   $1,368,796
                                     ============   ============    =========   ========    ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005


 Travelers Pioneer Fund    Travelers Pioneer Mid Cap   Travelers Pioneer Strategic    Travelers Quality Bond
       Subaccount               Value Subaccount             Income Subaccount              Subaccount
------------------------   -------------------------   ---------------------------   ------------------------
    2006         2005          2006         2005           2006           2005           2006         2005
-----------   ----------   -----------   -----------   ------------   ------------   -----------   ----------

$     9,511   $  (21,500)    $    (97)     $  (110)     $    (7,246)  $   52,950     $   427,402   $ (100,097)
   (297,433)    (103,930)       1,340          309           (9,572)        (972)       (545,867)     (23,856)

    389,626      203,621          237         (237)          38,253      (14,676)         57,190      155,912
-----------   ----------     --------      -------      -----------   ----------     -----------   ----------


    101,704       78,191        1,480          (38)          21,435       37,302         (61,275)      31,959
-----------   ----------     --------      -------      -----------   ----------     -----------   ----------

        855      146,093           --       19,891           46,666      389,973          36,057      897,636

      5,608        3,000           --       22,098          238,109      267,870          70,614      205,625

         --           --           --           --               --           --              --           --
   (193,668)    (274,491)          --         (618)         (53,834)     (52,047)       (537,016)    (875,814)

 (1,629,546)     (62,426)     (36,729)      (6,084)      (2,050,823)     (84,334)     (7,557,994)    (515,275)
         --           --           --           --               --      (10,045)        (61,957)      (6,010)
-----------   ----------     --------      -------      -----------   ----------     -----------   ----------


 (1,816,751)    (187,824)     (36,729)      35,287       (1,819,882)     511,417      (8,050,296)    (293,838)
-----------   ----------     --------      -------      -----------   ----------     -----------   ----------

 (1,715,047)    (109,633)     (35,249)      35,249       (1,798,447)     548,719      (8,111,571)    (261,879)

  1,715,047    1,824,680       35,249           --        1,798,447    1,249,728       8,111,571    8,373,450
-----------   ----------     --------      -------      -----------   ----------     -----------   ----------
$        --   $1,715,047     $     --      $35,249      $        --   $1,798,447     $        --   $8,111,571
===========   ==========     ========      =======      ===========   ==========     ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                Travelers Style Focus
                                        Travelers Strategic       Series: Small Cap     Travelers U.S. Government
                                         Equity Subaccount        Growth Subaccount       Securities Subaccount
                                    --------------------------  ---------------------  ---------------------------
                                        2006          2005         2006       2005         2006           2005
                                    ------------  ------------  ---------  ----------  -------------  ------------
Operations:
  Net investment income (loss) ...  $    (3,127)  $   (59,332)  $     (5)      $--     $    720,136   $  (177,984)
  Realized gain (loss) ...........   (3,378,337)   (1,182,351)       318        --         (803,401)       54,523
  Change in unrealized gain (loss)
    on investments ...............    3,765,901     1,222,187         --        --         (389,838)      566,013
                                    -----------   -----------   --------       ---     ------------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations .................      384,437       (19,496)       313        --         (473,103)      442,552
                                    -----------   -----------   --------       ---     ------------   -----------
Unit Transactions:
  Participant purchase payments ..       27,433       249,671         --        --           87,952       926,923
  Participant transfers from other
    funding options ..............       16,383        47,938      9,869        --          135,852       417,519
  Administrative and asset
    allocation charges ...........           --            --         --        --               --            --
  Contract surrenders ............     (437,453)   (1,385,494)        --        --         (770,890)   (1,592,676)
  Participant transfers to other
    funding options ..............   (8,577,233)     (718,796)   (10,182)       --      (12,904,104)   (1,097,963)
  Other receipts/(payments) ......      (23,284)      (18,272)        --        --          (16,134)       (1,192)
                                    -----------   -----------   --------       ---     ------------   -----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ...............   (8,994,154)   (1,824,953)      (313)       --      (13,467,324)   (1,347,389)
                                    -----------   -----------   --------       ---     ------------   -----------
    Net increase (decrease) in
      net assets .................   (8,609,717)   (1,844,449)        --        --      (13,940,427)     (904,837)
Net Assets:
  Beginning of year ..............    8,609,717    10,454,166         --        --       13,940,427    14,845,264
                                    -----------   -----------   --------       ---     ------------   -----------
  End of year ....................  $        --   $ 8,609,717   $     --       $--     $         --   $13,940,427
                                    ===========   ===========   ========       ===     ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                         Van Kampen LIT             VIP Asset
 Van Kampen LIT Comstock  Van Kampen LIT Enterprise     Strategic Growth        Manager Subaccount
  Subaccount (Class II)     Subaccount (Class II)    Subaccount (Class II)      (Service Class 2)
------------------------  -------------------------  ---------------------  -------------------------
   2006          2005         2006         2005         2006        2005        2006          2005
-----------  -----------  -----------  ------------  ---------  ----------  -----------   -----------

$      869   $   (3,853)    $  (614)     $  (362)    $ (2,161)   $ (1,867)  $    96,262   $   61,779
    83,652       34,016          85           44        3,268       2,455       349,438       13,697

    54,621       12,671       3,357        3,321          410      11,631      (278,957)      41,366
----------   ----------     -------      -------     --------    --------   -----------   ----------


   139,142       42,834       2,828        3,003        1,517      12,219       166,743      116,842
----------   ----------     -------      -------     --------    --------   -----------   ----------

        --      369,117          --           --           --      62,593           510      133,549

   138,787      518,542      10,000           --           --      26,240        52,011      167,132

        --           --          --           --           --          --            --           --
  (308,248)     (68,187)         --           --      (17,751)    (29,362)      (90,641)    (326,456)

   (94,136)    (198,443)         --           --       (7,309)     (5,448)   (4,891,339)    (133,088)
   (20,916)          --          (1)           1         (911)         --        (1,567)          --
----------   ----------     -------      -------     --------    --------   -----------   ----------


  (284,513)     621,029       9,999            1      (25,971)     54,023    (4,931,026)    (158,863)
----------   ----------     -------      -------     --------    --------   -----------   ----------

  (145,371)     663,863      12,827        3,004      (24,454)     66,242    (4,764,283)     (42,021)

 1,159,340      495,477      48,937       45,933      184,252     118,010     4,764,283    4,806,304
----------   ----------     -------      -------     --------    --------   -----------   ----------
$1,013,969   $1,159,340     $61,764      $48,937     $159,798    $184,252   $        --   $4,764,283
==========   ==========     =======      =======     ========    ========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                           VIP Dynamic Capital
                                                VIP Contrafund(R)        Appreciation Subaccount    VIP Mid Cap Subaccount
                                          Subaccount (Service Class 2)      (Service Class 2)          (Service Class 2)
                                          ----------------------------   -----------------------   ------------------------
                                               2006         2005             2006        2005         2006         2005
                                            ----------   ----------       ---------   ----------   ----------   -----------
Operations:
  Net investment income (loss) ........     $  (15,390)  $  (54,512)      $  (3,012)  $  (2,796)   $  (76,605)   $  (64,729)
  Realized gain (loss) ................        828,931      114,610          47,431       1,597     1,154,720       162,691
  Change in unrealized gain (loss)
    on investments ....................       (167,000)     695,499          (2,001)     43,515      (335,209)      799,433
                                            ----------   ----------       ---------   ---------    ----------    ----------
    Net increase (decrease) in
      net assets resulting from
      operations ......................        646,541      755,597          42,418      42,316       742,906       897,395
                                            ----------   ----------       ---------   ---------    ----------    ----------
Unit Transactions:
  Participant purchase payments .......        164,160    1,440,474              --       3,393        83,473     1,198,819
  Participant transfers from other
    funding options ...................      1,018,018      824,612         140,279     161,355     1,113,387     1,157,329
  Administrative and asset
    allocation charges ................             --           --              --          --            --            --
  Contract surrenders .................       (887,461)    (621,797)       (176,875)         --      (850,871)     (314,218)
  Participant transfers to other
    funding options ...................       (321,792)     (80,379)        (32,667)     (7,339)     (697,694)     (141,194)
  Other receipts/(payments) ...........             --           --              --          --       (10,350)           --
                                            ----------   ----------       ---------   ---------    ----------    ----------
    Net increase (decrease) in net
      assets resulting from unit
      transactions ....................        (27,075)   1,562,910         (69,263)    157,409      (362,055)    1,900,736
                                            ----------   ----------       ---------   ---------    ----------    ----------
    Net increase (decrease) in
      net assets ......................        619,466    2,318,507         (26,845)    199,725       380,851     2,798,131
Net Assets:
  Beginning of year ...................      6,271,319    3,952,812         372,512     172,787     6,955,003     4,156,872
                                            ----------   ----------       ---------   ---------    ----------    ----------
  End of year .........................     $6,890,785   $6,271,319       $ 345,667   $ 372,512    $7,335,854    $6,955,003
                                            ==========   ==========       =========   =========    ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

Wells Fargo VT Advantage
  Small/Mid Cap Value
      Subaccount
------------------------
     2006        2005
  ----------   --------

   $ (10,245)  $ (5,930)
     175,587     30,373

     (55,928)    68,011
   ---------   --------


     109,414     92,454
   ---------   --------

       3,453      3,383

      94,084    135,139

          --         --
    (126,274)   (96,772)

     (81,501)   (50,073)
          --         --
   ---------   --------


    (110,238)    (8,323)
   ---------   --------
        (824)    84,131

     791,556    707,425
   ---------   --------
   $ 790,732   $791,556
   =========   ========

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account Six for Variable Annuities ("Separate Account Six") (formerly, The Travelers Separate Account Six for Variable Annuities) is a separate account of MetLife Life and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company), an indirect wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account Six, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The product supported by Separate Account Six is MetLife Retirement Account Annuity (formerly, Travelers Retirement Account Annuity).

Separate Account Six is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

     AIM Variable Insurance Funds
     American Funds Insurance Series
     Credit Suisse Trust
     Delaware VIP Trust
     Dreyfus Variable Investment Fund
     Franklin Templeton Variable Insurance Products Trust
     Janus Aspen Series
     Legg Mason Partners Investment Series
     Legg Mason Partners Variable Portfolios V
     Legg Mason Partners Variable Portfolios I, Inc.
     Legg Mason Partners Variable Portfolios II
     Legg Mason Partners Variable Portfolios III, Inc.
     Lord Abbett Series Fund, Inc.
     Met Investors Series Trust
     MetLife Investment Funds, Inc.
     Metropolitan Series Fund, Inc.
     PIMCO Variable Insurance Trust
     Putnam Variable Trust
     Van Kampen Life Investment Trust
     Variable Insurance Products Fund
     Wells Fargo Variable Trust

Participant purchase payments applied to Separate Account Six are invested in one or more sub-accounts in accordance with the selection made by the contract owner. The following subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the subaccount invests):

     AIM V.I. Core Equity Subaccount (Series I)
     American Funds Global Growth Subaccount (Class 2)
     American Funds Growth Subaccount (Class 2)
     American Funds Growth-Income Subaccount (Class 2)
     Credit Suisse Trust Emerging Markets Subaccount
     Delaware VIP Small Cap Value Subaccount (Standard Class)
     Dreyfus VIF Appreciation Subaccount (Initial Shares)
     Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
     FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
     Janus Aspen Mid Cap Growth Subaccount (Service Shares)
     Janus Aspen Worldwide Growth Subaccount (Service Shares)
     LMPIS Dividend Strategy Subaccount
     LMPIS Premier Selections All Cap Growth Subaccount
     LMPVPV Small Cap Growth Opportunities Subaccount
     LMPVPI All Cap Subaccount (Class I)
     LMPVPI Investors Subaccount (Class I)
     LMPVPI Small Cap Growth Subaccount (Class I)
     LMPVPI Total Return Subaccount (Class I)
     LMPVPII Appreciation Subaccount
     LMPVPII Equity Index Subaccount (Class II)
     LMPVPII Fundamental Value Subaccount
     LMPVPIII Adjustable Rate Income Subaccount

     LMPVPIII Aggressive Growth Subaccount
     LMPVPIII High Income Subaccount
     LMPVPIII International All Cap Growth Subaccount
     LMPVPIII Large Cap Growth Subaccount
     LMPVPIII Social Awareness Stock Subaccount
     Lord Abbett Growth and Income Subaccount (Class VC)
     Lord Abbett Mid-Cap Value Subaccount (Class VC)
     MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
     MIST BlackRock Large-Cap Core Subaccount (Class A)
     MIST Dreman Small-Cap Value Subaccount (Class A)
     MIST Harris Oakmark International Subaccount (Class A)
     MIST Janus Capital Appreciation Subaccount (Class A)
     MIST Legg Mason Partners Managed Assets Subaccount (Class A)
     MIST Lord Abbett Bond Debenture Subaccount (Class A)
     MIST Lord Abbett Growth and Income Subaccount (Class B)
     MIST Met/AIM Capital Appreciation Subaccount (Class A)
     MIST Met/AIM Small Cap Growth Subaccount (Class A)
     MIST MFS(R) Value Subaccount (Class A)
     MIST Neuberger Berman Real Estate Subaccount (Class A)
     MIST Pioneer Fund Subaccount (Class A)
     MIST Pioneer Mid-Cap Value Subaccount (Class A)
     MIST Pioneer Strategic Income Subaccount (Class A)
     MIST Third Avenue Small Cap Value Subaccount (Class B)
     MetLife Investment Diversified Bond Subaccount (Class I)
     MetLife Investment International Stock Subaccount (Class I)
     MetLife Investment Large Company Stock Subaccount (Class I)
     MetLife Investment Small Company Stock Subaccount (Class I)
     MSF BlackRock Aggressive Growth Subaccount (Class D)
     MSF BlackRock Bond Income Subaccount (Class A)
     MSF BlackRock Money Market Subaccount (Class A)
     MSF FI Large Cap Subaccount (Class A)
     MSF FI Value Leaders Subaccount (Class D)
     MSF MetLife Aggressive Allocation Subaccount (Class B)
     MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
     MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
     MSF Oppenheimer Global Equity Subaccount (Class B)
     MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
     PIMCO VIT Total Return Subaccount (Administrative Class)
     Putnam VT Discovery Growth Subaccount (Class IB)
     Putnam VT International Equity Subaccount (Class IB)
     Putnam VT Small Cap Value Subaccount (Class IB)
     Van Kampen LIT Comstock Subaccount (Class II)
     Van Kampen LIT Enterprise Subaccount (Class II)
     Van Kampen LIT Strategic Growth Subaccount (Class II)
     VIP Contrafund(R) Subaccount (Service Class 2)
     VIP Dynamic Capital Appreciation Subaccount (Service Class 2)

     VIP Mid Cap Subaccount (Service Class 2)
     Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

     The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

     For the year ended December 31, 2006:

     Mergers:

     Old Portfolio                                                New Portfolio
     -------------                                                -------------
     AIM V.I. Premier Equity Portfolio (a)                        AIM V.I. Core Equity Portfolio (b)
     Capital Appreciation Fund (a)                                Janus Capital Appreciation Portfolio (b)
     High Yield Bond Trust   (a)                                  Western Asset Management High Yield Bond Portfolio (b)
     Managed Assets Trust  (a)                                    Legg Mason Partners Managed Assets Portfolio (b)
     Money Market Portfolio (a)                                   BlackRock Money Market Portfolio (b)
     Travelers AIM Capital Appreciation Portfolio (a)             Met/AIM Capital Appreciation Portfolio (b)
     Travelers Convertible Securities Portfolio (a)               Lord Abbett Bond Debenture Portfolio (b)
     Disciplined Mid Cap Stock Portfolio (a)                      Batterymarch Mid Cap Stock Portfolio (b)
     Travelers Federated Stock Portfolio (a)                      Lord Abbett Growth and Income Portfolio (b)
     Travelers Mercury Large Cap Core Portfolio (a)               Mercury Large Cap Core Portfolio (b)
     Travelers MFS(R) Value Portfolio (a)                         MFS(R) Value Portfolio (b)
     Travelers Mondrian International Stock Portfolio (a)         Harris Oakmark International Portfolio (b)
     Travelers Pioneer Fund Portfolio (a)                         Pioneer Fund Portfolio (b)
     Travelers Pioneer Mid-Cap Value Portfolio  (a)               Pioneer Mid-Cap Value Portfolio (b)
     Travelers Pioneer Strategic Income Portfolio (a)             Pioneer Strategic Income Portfolio (b)
     Travelers Style Focus Small Cap Growth Value Portfolio (a)   Met/AIM Small Cap Growth Portfolio (b)
     Travelers Equity Income Portfolio (a)                        FI Value Leaders Portfolio (b)
     Travelers Large Cap Portfolio (a)                            FI Large Cap Portfolio (b)
     Travelers MFS(R) Mid Cap Growth Portfolio (a)                BlackRock Aggressive Growth Portfolio (b)
     Travelers MFS(R)Total Return Portfolio (a)                   MFS(R) Total Return Portfolio (b)
     Travelers Strategic Equity Portfolio (a)                     FI Large Cap Portfolio (b)
     Travelers Quality Bond Portfolio (a)                         BlackRock Bond Income Portfolio (b)
     Travelers U.S. Government Securities Portfolio (a)           Western Asset Management U.S. Government Portfolio (b)

     (a) For the period January 1, 2006 to April 30, 2006
     (b) For the period May 1, 2006 to December 31, 2006

     Substitutions:

     Old Portfolio                                                New Portfolio
     -------------                                                -------------
     Delaware VIP REIT Portfolio (c)                              Neuberger Berman Real Estate Portfolio (d)
     Janus Aspen Balanced Portfolio (c)                           MFS(R) Total Return Portfolio (d)
     VIP Asset Manager Portfolio (c)                              MFS(R) Total Return Portfolio (d)
     Mutual Shares Securities Portfolio (c)                       Lord Abbett Growth and Income Portfolio (d)
     Templeton Growth Securities Portfolio (c)                    Oppenheimer Global Equity Portfolio (d)
     Oppenheimer Main Street Portfolio (c)                        Lord Abbett Growth and Income Portfolio (d)
     Lazard Retirement Small Cap Portfolio (e)                    Third Avenue Small Cap Value Portfolio (f)

     (c) For the period January 1, 2006 to April 30, 2006

     (d) For the period May 1, 2006 to December 31, 2006

     (e) For the period January 1, 2006 to November 12, 2006

     (f) For the period November 13, 2006 to December 31, 2006

1. BUSINESS -- (Concluded)

     Name Changes:

     Old Name                                                    New Name
     --------                                                    --------
     CitiStreet Diversified Bond Subaccount                      MetLife Investment Diversified Bond Subaccount
     CitiStreet International Stock Subaccount                   MetLife Investment International Stock Subaccount
     CitiStreet Large Company Stock Subaccount                   MetLife Investment Large Company Stock Subaccount
     CitiStreet Small Company Stock Subaccount                   MetLife Investment Small Company Stock Subaccount
     Mercury Large-Cap Core Subaccount                           MIST BlackRock Large-Cap Core Subaccount
     Greenwich Street Appreciation Subaccount                    LMPVPII Appreciation Subaccount
     Greenwich Street Equity Index Subaccount                    LMPVPII Equity Index Subaccount
     Greenwich Street Fundamental Value Subaccount               LMPVPII Fundamental Value Subaccount
     Salomon Brothers Variable All Cap Subaccount                LMPVPI All Cap Subaccount
     Salomon Brothers Variable Investors Subaccount              LMPVPI Investors Subaccount
     Salomon Brothers Variable Small Cap Growth Subaccount       LMPVPI Small Cap Growth Subaccount
     Salomon Brothers Variable Total Return Subaccount           LMPVPI Total Return Subaccount
     SB Dividend Strategy Subaccount                             LMPIS Dividend Strategy Subaccount
     Smith Barney Premier Selections All Cap Growth Subaccount   LMPIS Premier Selections All Cap Growth Subaccount
     SB Adjustable Rate Income Subaccount                        LMPVPIII Adjustable Rate Income Subaccount
     Smith Barney Aggressive Growth Subaccount                   LMPVPIII Aggressive Growth Subaccount
     Smith Barney High Income Subaccount                         LMPVPIII High Income Subaccount
     Smith Barney International All Cap Growth Subaccount        LMPVPIII  International All Cap Growth Subaccount
     Smith Barney Large Capitalization Growth Subaccount         LMPVPIII Large Cap Growth Subaccount
     Social Awareness Stock Subaccount                           LMPVPIII Social Awareness Stock Subaccount
     Smith Barney Small Cap Growth Opportunities Subaccount      LMPVPV Small Cap Growth Opportunities Subaccount
     Van Kampen LIT Emerging Growth Portfolio                    Van Kampen LIT Strategic Growth Portfolio
     Wells Fargo Advantage Multi Cap Value Subaccount            Wells Fargo VT Advantage Small/Mid Cap Subaccount

     For the year ended December 31, 2005:

     Mergers:

     Old Portfolio                                               New Portfolio
     -------------                                               -------------
     Travelers MFS Emerging Growth Portfolio                     MFS(R) Mid Cap Growth Portfolio

     Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Six or shares of Separate Account Six's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account Six product offered by the Company and the prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account Six in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

Included in "Other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

The operations of Separate Account Six form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Six. Separate Account Six is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net Assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.0 to 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceeds amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

     --   Mortality and Expense Risks assumed by the Company ("M&E")
     --   Floor Benefit ("FL")

Below is a table displaying separate account charges with their associated products offered in Separate Account Six for each funding option. The table displays Standard ("S") and Optional ("O") Death Benefit ("Dth Ben") designations.

Separate Account                                          Six
-----------------------------------------------------------------------------------------------------
                                                                                 Asset-based Charges
                                                                                ---------------------
Separate Account Charge (1) (5)          Dth Ben       Product (notes3-4)        M&E   FL (2)   Total
-------------------------------------    -------   --------------------------   ----   ------   -----
Separate Account Charge 0.80% 3% AIR        S      MetLife Retirement Account   0.80%           0.80%
Separate Account Charge 0.80% 5% AIR        S      MetLife Retirement Account   0.80%           0.80%
Separate Account Charge 0.80% 0.25% FL      S      MetLife Retirement Account   0.80%   0.25%   1.05%
Separate Account Charge 0.80% 0.43% FL      S      MetLife Retirement Account   0.80%   0.43%   1.23%
Separate Account Charge 0.80% 0.62% FL      S      MetLife Retirement Account   0.80%   0.62%   1.42%
Separate Account Charge 0.80% 1.10% FL      S      MetLife Retirement Account   0.80%   1.10%   1.90%
Separate Account Charge 1.25% 3% AIR        O      MetLife Retirement Account   1.25%           1.25%
Separate Account Charge 1.25% 5% AIR        O      MetLife Retirement Account   1.25%           1.25%
Separate Account Charge 1.25% 0.33% FL      O      MetLife Retirement Account   1.25%   0.33%   1.58%
Separate Account Charge 1.25% 0.53% FL      O      MetLife Retirement Account   1.25%   0.53%   1.78%
Separate Account Charge 1.25% 0.83% FL      O      MetLife Retirement Account   1.25%   0.83%   2.08%
Separate Account Charge 1.25% 1.40% FL      O      MetLife Retirement Account   1.25%   1.40%   2.65%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) This charge applies in the annuitization phase when the floor benefit has been selected.

(3) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

(5)  Assumed Interest Rate (AIR)

No sales charges are deducted from participant purchase payments when they are received. However, the Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% after five full years and assessed through the redemption of units.

3. CONTRACT CHARGES -- (Concluded)

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates the Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will never exceed the annual separate account charge by more than 3% annually. It will be set at the time of election and remain level throughout the term of annuitization.

If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units.

Participants in the CHART asset allocation program enter into an agreement with MetLife Investment Fund Services LLC ("MIFS"), an affiliate of the Company. Under this arrangement, MIFS provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The maximum annual fee is 0.75% which decreases as a participant's assets increase. Effective February 1, 2006, this program was closed to new participants.

If the Optional Death Benefit and Credit is selected, the Company will add a credit to the applicable purchase contract with each purchase payment. Each credit is added to the contract value when the payment is applied and will equal 2% of each purchase payment. These credits are applied, pro rata, to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to the contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10, and 2% after contract year
10. There is no credit applied to contracts held less than one year.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                 As of and for the period ended December 31, 2006
                                                                                 ------------------------------------------------
INVESTMENTS                                                                       No. of      Market       Cost of      Proceeds
                                                                                  Shares      Value       Purchases    from Sales
                                                                                 -------   -----------   ----------   -----------
AIM Variable Insurance Funds (0.0%)
  AIM V.I. Core Equity Subaccount (Series I) (Cost $135,806)                       5,426   $   147,684   $  225,177   $    88,239
  AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                             --            --        1,546       155,906
                                                                                 -------   -----------   ----------   -----------
    Total (Cost $135,806)                                                          5,426   $   147,684   $  226,723   $   244,145
                                                                                 =======   ===========   ==========   ===========
American Funds Insurance Series (1.7%)
  American Funds Global Growth Subaccount (Class 2) (Cost $1,405,168)             72,370   $ 1,685,494   $  855,921   $   224,520
  American Funds Growth Subaccount (Class 2) (Cost $2,793,220)                    49,689     3,184,051    1,600,465       701,222
  American Funds Growth-Income Subaccount (Class 2) (Cost $3,084,266)             81,675     3,445,865    1,360,081       289,251
                                                                                 -------   -----------   ----------   -----------
    Total (Cost $7,282,654)                                                      203,734   $ 8,315,410   $3,816,467   $ 1,214,993
                                                                                 =======   ===========   ==========   ===========
Capital Appreciation Fund (0.0%)
  Capital Appreciation Subaccount
    Total (Cost $0)                                                                   --   $        --   $  689,298   $15,008,314
                                                                                 =======   ===========   ==========   ===========
Credit Suisse Trust (0.4%)
  Credit Suisse Trust Emerging Markets Subaccount
    Total (Cost $1,227,851)                                                       92,106   $ 2,012,526   $  421,507   $ 1,082,595
                                                                                 =======   ===========   ==========   ===========
Delaware VIP Trust (1.2%)
  Delaware VIP REIT Subaccount (Standard Class) (Cost $0)                             --   $        --   $  692,091   $ 7,195,515
  Delaware VIP Small Cap Value Subaccount (Standard Class) (Cost $4,328,937)     182,491     6,098,862    1,009,456     1,538,653
                                                                                 -------   -----------   ----------   -----------
    Total (Cost $4,328,937)                                                      182,491   $ 6,098,862   $1,701,547   $ 8,734,168
                                                                                 =======   ===========   ==========   ===========
Dreyfus Variable Investment Fund (2.5%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $3,392,381)          92,063   $ 3,917,277   $  186,185   $   797,553
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (Cost $9,063,181)   202,012     8,490,556    1,095,473     2,811,643
                                                                                 -------   -----------   ----------   -----------
    Total (Cost $12,455,562)                                                     294,075   $12,407,833   $1,281,658   $ 3,609,196
                                                                                 =======   ===========   ==========   ===========
Franklin Templeton Variable Insurance Products Trust (0.6%)
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                      --   $        --   $  112,722   $   437,647
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $1,086,421)                                                            101,895     1,405,131      806,177       721,517
  FTVIPT Templeton Foreign Securities Subaccount (Class 2) (Cost $1,373,925)      91,161     1,706,542      503,796       249,324
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                   --            --      245,941     3,224,273
                                                                                 -------   -----------   ----------   -----------
    Total (Cost $2,460,346)                                                      193,056   $ 3,111,673   $1,668,636   $ 4,632,761
                                                                                 =======   ===========   ==========   ===========
High Yield Bond Trust (0.0%)
  High Yield Bond Subaccount
    Total (Cost $0)                                                                   --   $        --   $  631,857   $ 8,117,004
                                                                                 =======   ===========   ==========   ===========
Janus Aspen Series (1.0%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                          --   $        --   $  320,225   $ 2,109,583
  Janus Aspen Mid Cap Growth Subaccount (Service Shares) (Cost $440,545)          15,961       513,781      266,145       106,762
  Janus Aspen Worldwide Growth Subaccount (Service Shares) (Cost $4,911,105)     135,678     4,370,185      243,361     1,280,458
                                                                                 -------   -----------   ----------   -----------
    Total (Cost $5,351,650)                                                      151,639   $ 4,883,966   $  829,731   $ 3,496,803
                                                                                 =======   ===========   ==========   ===========
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                                   --   $        --   $  107,732   $   478,241
                                                                                 =======   ===========   ==========   ===========
Legg Mason Partners Investment Series (0.1%)
  LMPIS Dividend Strategy Subaccount (Cost $182,018)                              20,927   $   210,106   $   27,822   $    40,376
  LMPIS Premier Selections All Cap Growth Subaccount (Cost $55,666)                4,314        57,722       43,109         5,725
                                                                                 -------   -----------   ----------   -----------
    Total (Cost $237,684)                                                         25,241   $   267,828   $   70,931   $    46,101
                                                                                 =======   ===========   ==========   ===========

                                                                                         As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                              ---------------------------------------------------
INVESTMENTS                                                                     No. of       Market       Cost of       Proceeds
                                                                                Shares       Value       Purchases     from Sales
                                                                              ---------   -----------   -----------   -----------
Legg Mason Partners Variable Portfolios V (0.1%)
  LMPVPV Small Cap Growth Opportunities Subaccount
    Total (Cost $301,538)                                                        27,980   $   319,817   $   138,506   $   157,836
                                                                              =========   ===========   ===========   ===========
Legg Mason Partners Variable Portfolios I, Inc. (3.4%)
  LMPVPI All Cap Subaccount (Class I) (Cost $9,003,784)                         599,066   $11,693,762   $   705,163   $ 3,561,902
  LMPVPI Investors Subaccount (Class I) (Cost $3,109,674)                       242,427     4,012,169       215,401       837,191
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $478,950)                   38,956       571,095        41,196       203,126
  LMPVPI Total Return Subaccount (Class I) (Cost $539,404)                       50,888       624,908        41,413        51,805
                                                                              ---------   -----------   -----------   -----------
    Total (Cost $13,131,812)                                                    931,337   $16,901,934   $ 1,003,173   $ 4,654,024
                                                                              =========   ===========   ===========   ===========
Legg Mason Partners Variable Portfolios II (6.0%)
  LMPVPII Appreciation Subaccount (Cost $2,675,062)                             127,775   $ 3,417,989   $   229,187   $   658,240
  LMPVPII Equity Index Subaccount (Class II) (Cost $15,767,586)                 519,268    17,722,602       769,497     5,369,274
  LMPVPII Fundamental Value Subaccount (Cost $7,329,202)                        392,435     8,943,590       573,607     1,735,934
                                                                              ---------   -----------   -----------   -----------
    Total (Cost $25,771,850)                                                  1,039,478   $30,084,181   $ 1,572,291   $ 7,763,448
                                                                              =========   ===========   ===========   ===========
Legg Mason Partners Variable Portfolios III, Inc. (4.3%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $324,222)                     32,297   $   319,089   $   106,761   $   119,152
  LMPVPIII Aggressive Growth Subaccount (Cost $7,857,016)                       662,515    10,706,242       243,195     2,319,580
  LMPVPIII High Income Subaccount (Cost $1,002,141)                             132,779       970,613       357,962       374,845
  LMPVPIII International All Cap Growth Subaccount (Cost $1,472,789)            110,840     1,915,318       201,178       591,796
  LMPVPIII Large Cap Growth Subaccount (Cost $4,657,844)                        327,977     5,172,200       400,822     2,249,812
  LMPVPIII Social Awareness Stock Subaccount (Cost $2,446,577)                   94,828     2,559,398       148,851       863,956
                                                                              ---------   -----------   -----------   -----------
    Total (Cost $17,760,589)                                                  1,361,236   $21,642,860   $ 1,458,769   $ 6,519,141
                                                                              =========   ===========   ===========   ===========
Lord Abbett Series Fund, Inc. (0.3%)
  Lord Abbett Growth and Income Subaccount (Class VC) (Cost $810,813)            30,561   $   896,667   $   315,511   $   199,888
  Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $614,588)                29,886       650,914       154,766       142,553
                                                                              ---------   -----------   -----------   -----------
    Total (Cost $1,425,401)                                                      60,447   $ 1,547,581   $   470,277   $   342,441
                                                                              =========   ===========   ===========   ===========
Managed Assets Trust (0.0%)
  Managed Assets Subaccount
    Total (Cost $0)                                                                 --    $        --   $ 1,494,127   $23,822,310
                                                                              =========   ===========   ===========   ===========
Met Investors Series Trust (10.9%)
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $6,089,558)        301,717   $ 5,862,360   $ 7,705,905   $ 1,520,566
  MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $978,095)             93,436     1,046,479     1,071,683        92,348
  MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $83,968)                 6,578        90,585        90,632         7,104
  MIST Harris Oakmark International Subaccount (Class A) (Cost $1,739,203)      101,083     1,923,602     2,258,430       536,708
  MIST Janus Capital Appreciation Subaccount (Class A) (Cost $10,943,649)       146,109    11,343,903    13,761,329     2,713,498
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $17,518,675)                                                        1,035,829    18,717,432    21,456,009     4,000,995
  MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost $455,747)           37,899       474,113       556,822       100,887
  MIST Lord Abbett Growth and Income Subaccount (Class B) (Cost $1,641,882)      61,010     1,781,479     1,959,861       320,505
  MIST Met/AIM Capital Appreciation Subaccount (Class A) (Cost $484,762)         39,807       431,114       627,201       135,082
  MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $14,791)               1,082        14,637       106,082        83,598
  MIST MFS(R) Value Subaccount (Class A) (Cost $994,631)                         73,309     1,043,918     1,090,175        97,591
  MIST Neuberger Berman Real Estate Subaccount (Class A) (Cost $6,331,179)      426,862     7,739,014     7,234,183       990,967
  MIST Pioneer Fund Subaccount (Class A) (Cost $1,471,705)                      109,109     1,596,264     1,666,653       197,792
  MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $58,775)                  5,066        60,493        59,042           269
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $1,933,379)          203,979     1,929,642     2,229,555       300,601
  MIST Third Avenue Small Cap Value Subaccount (Class B) (Cost $336,858)         19,762       344,250       360,738        24,536
                                                                              ---------   -----------   -----------   -----------
    Total (Cost $51,076,857)                                                  2,662,637   $54,399,285   $62,234,300   $11,123,047
                                                                              =========   ===========   ===========   ===========

                                                                                           As of and for the period ended
                                                                                           December 31, 2006 -- (Continued)
                                                                               ---------------------------------------------------
INVESTMENTS                                                                      No. of       Market        Cost of      Proceeds
                                                                                 Shares        Value       Purchases    from Sales
                                                                               ----------  ------------  ------------  -----------
MetLife Investment Funds, Inc. (42.7%)
  MetLife Investment Diversified Bond Subaccount (Class I) (Cost $79,658,083)   7,045,847  $ 82,365,946  $  9,222,295  $22,653,729
  MetLife Investment International Stock Subaccount (Class I)
     (Cost $28,367,683)                                                         2,165,970    41,196,744     1,623,042   13,948,516
  MetLife Investment Large Company Stock Subaccount (Class I)
    (Cost $50,789,982)                                                          4,344,755    59,523,146     1,133,766   14,303,349
  MetLife Investment Small Company Stock Subaccount (Class I)
    (Cost $26,327,360)                                                          2,089,918    29,948,524     4,136,852    9,130,731
                                                                               ----------  ------------  ------------  -----------
    Total (Cost $185,143,108)                                                  15,646,490  $213,034,360  $ 16,115,955  $60,036,325
                                                                               ==========  ============  ============  ===========
Metropolitan Series Fund, Inc. (18.6%)
  MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $2,982,648)          123,659  $  2,943,093  $  3,756,270  $   732,607
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $6,243,972)                 60,356     6,555,301     7,577,643    1,370,569
  MSF BlackRock Money Market Subaccount (Class A) (Cost $11,446,080)              114,461    11,446,080    15,701,556    4,255,476
  MSF FI Large Cap Subaccount (Class A) (Cost $11,772,925)                        798,508    12,073,446    15,034,252    3,100,374
  MSF FI Value Leaders Subaccount (Class D) (Cost $12,178,020)                     60,738    12,630,533    14,724,841    2,495,790
  MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $68,891)             6,102        74,686       128,915       58,113
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $74,396)                                                                  6,867        75,680        78,900        4,557
  MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $342,275)             31,100       357,030       348,206        5,962
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
    (Cost $428,927)                                                                36,753       438,830       446,691       18,157
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $23,004,815)                 160,025    24,863,112    26,891,679    3,966,209
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $3,101,150)            197,668     3,320,828     3,305,924      198,577
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $6,443,550)                                                             670,663     6,914,533     7,618,953    1,197,866
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $10,626,140)                                                            902,821    11,104,700    12,692,783    2,095,295
                                                                               ----------  ------------  ------------  -----------
    Total (Cost $88,713,789)                                                    3,169,721  $ 92,797,852  $108,306,613  $19,499,552
                                                                               ==========  ============  ============  ===========
Money Market Portfolio (0.0%)
  Money Market Subaccount
    Total (Cost $0)                                                                    --  $         --  $  1,227,152  $13,738,668
                                                                               ==========  ============  ============  ===========
Oppenheimer Variable Account Funds (0.0%)
  Oppenheimer Main Street/VA Subaccount ( Service Shares)
    Total (Cost $0)                                                                    --  $         --  $    139,164  $   340,263
                                                                               ==========  ============  ============  ===========
PIMCO Variable Insurance Trust (1.4%)
  PIMCO VIT Real Return Subaccount (Administrative Class) (Cost $251,570)          19,746  $    235,570  $     84,845  $    28,596
  PIMCO VIT Total Return Subaccount (Administrative Class) (Cost $6,870,104)      670,525     6,785,708     1,437,557    1,865,600
                                                                               ----------  ------------  ------------  -----------
    Total (Cost $7,121,674)                                                       690,271  $  7,021,278  $  1,522,402  $ 1,894,196
                                                                               ==========  ============  ============  ===========
Putnam Variable Trust (1.5%)
  Putnam VT Discovery Growth Subaccount (Class IB) (Cost $81,285)                  17,145  $    101,498  $     39,120  $    22,054
  Putnam VT International Equity Subaccount (Class IB) (Cost $854,698)             67,296     1,388,992       222,861      221,466
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $4,418,304)               241,450     5,859,997       989,029    1,259,642
                                                                               ----------  ------------  ------------  -----------
    Total (Cost $5,354,287)                                                       325,891  $  7,350,487  $  1,251,010  $ 1,503,162
                                                                               ==========  ============  ============  ===========
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                              --  $         --  $      8,900  $   644,394
  Travelers Convertible Securities Subaccount (Cost $0)                                --            --        16,170      112,902
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                             --            --     1,369,190    8,123,589
  Travelers Equity Income Subaccount (Cost $0)                                         --            --     1,833,936   15,922,534
  Travelers Federated Stock Subaccount (Cost $0)                                       --            --       163,306    1,145,751
  Travelers Large Cap Subaccount (Cost $0)                                             --            --       449,097    7,107,547
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                                --            --       145,566    1,084,372
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                                 --            --       229,615    4,097,217

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                          As of and for the period ended
                                                                                          December 31, 2006 -- (Concluded)
                                                                                  ---------------------------------------------
INVESTMENTS                                                                        No. of     Market      Cost of     Proceeds
                                                                                   Shares     Value      Purchases   from Sales
                                                                                  -------  -----------  ----------  -----------
The Travelers Series Trust -- (Continued)
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                   --           --     868,155   20,652,999
  Travelers MFS(R) Value Subaccount (Cost $0)                                          --           --      78,199      791,525
  Travelers Mondrian International Stock Subaccount (Cost $0)                          --           --     235,126    1,700,975
  Travelers Pioneer Fund Subaccount (Cost $0)                                          --           --      22,665    1,829,962
  Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                                 --           --          --       36,827
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                              --           --     274,341    2,101,528
  Travelers Quality Bond Subaccount (Cost $0)                                          --           --     749,992    8,373,157
  Travelers Strategic Equity Subaccount (Cost $0)                                      --           --     421,024    9,082,915
  Travelers Style Focus Series: Small Cap Growth Subaccount (Cost $0)                  --           --      10,125       10,188
  Travelers U.S. Government Securities Subaccount (Cost $0)                            --           --   1,302,376   13,861,843
                                                                                  -------  -----------  ----------  -----------
    Total (Cost $0)                                                                    --  $        --  $8,177,783  $96,680,225
                                                                                  =======  ===========  ==========  ===========
Van Kampen Life Investment Trust (0.2%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $895,449)                    68,982  $ 1,014,038  $  215,426  $   435,521
  Van Kampen LIT Enterprise Subaccount (Class II) (Cost $51,989)                    3,970       61,768      10,081          692
  Van Kampen LIT Strategic Growth Subaccount (Class II) (Cost $135,654)             5,599      159,809          --       28,127
                                                                                  -------  -----------  ----------  -----------
    Total (Cost $1,083,092)                                                        78,551  $ 1,235,615  $  225,507  $   464,340
                                                                                  =======  ===========  ==========  ===========
Variable Insurance Products Fund (2.9%)
  VIP Asset Manager Subaccount (Service Class 2) (Cost $0)                             --  $        --  $  166,449  $ 5,001,374
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $5,628,726)                221,512    6,891,242   1,708,642    1,195,026
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (Cost $291,732)    36,465      345,690     142,454      205,555
  VIP Mid Cap Subaccount (Service Class 2) (Cost $5,736,216)                      214,200    7,336,337   1,831,444    1,394,011
                                                                                  -------  -----------  ----------  -----------
    Total (Cost $11,656,674)                                                      472,177  $14,573,269  $3,848,989  $ 7,795,966
                                                                                  =======  ===========  ==========  ===========
Wells Fargo Variable Trust (0.2%)
  Wells Fargo VT Advantage Small/Mid Cap Value Subaccount
    Total (Cost $633,368)                                                          59,592  $   790,786  $  217,671  $   214,226
                                                                                  =======  ===========  ==========  ===========

5. FINANCIAL HIGHLIGHTS

                                   Year              Unit Value       Net     Investment(1)   Expense Ratio(2)   Total Return(3)
                                   Ended    Units     Lowest to     Assets       Income           Lowest to         Lowest to
                                  Dec 31   (000s)    Highest ($)    ($000s)     Ratio (%)        Highest (%)       Highest (%)
                                  ------   ------   -------------   -------   -------------   ----------------   ----------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity
    Subaccount (Series I)          2006       136           1.082       148        0.56                 1.25                 8.20
  AIM V.I. Premier Equity
    Subaccount (Series I)          2006        --   0.864 - 0.883        --        1.02          0.80 - 1.25                 5.24
                                   2005       180   0.821 - 0.839       148        0.84          0.80 - 1.25          4.32 - 4.88
                                   2004       291   0.787 - 0.800       230        0.47          0.80 - 1.25          4.38 - 4.85
                                   2003       325   0.754 - 0.763       246        0.45          0.80 - 1.25        23.61 - 24.07
                                   2002       278   0.610 - 0.615       170        0.50          0.80 - 1.25     (31.15) - (30.74)
American Funds Insurance Series
  American Funds Global Growth
    Subaccount (Class 2)           2006     1,136   1.481 - 1.499     1,685        0.82          0.80 - 1.25        18.96 - 19.44
                                   2005       657   1.245 - 1.255       819        0.50          0.80 - 1.25        12.67 - 13.17
                                   2004       180   1.105 - 1.109       200        0.22          0.80 - 1.25         9.41 - 13.74
  American Funds Growth
    Subaccount (Class 2)           2006     2,341   1.359 - 1.375     3,184        0.86          0.80 - 1.25          8.89 - 9.30
                                   2005     1,650   1.248 - 1.258     2,061        0.98          0.80 - 1.25        14.71 - 15.31
                                   2004       309   1.088 - 1.091       336        0.32          0.80 - 1.25         8.45 - 12.16
  American Funds Growth-Income
    Subaccount (Class 2)           2006     2,678   1.283 - 1.299     3,446        1.76          0.80 - 1.25        13.74 - 14.35
                                   2005     1,844   1.128 - 1.136     2,084        1.85          0.80 - 1.25          4.54 - 4.99
                                   2004       479   1.079 - 1.082       518        1.74          0.80 - 1.25         9.51 - 10.21
Capital Appreciation Fund
  Capital Appreciation Fund
    Subaccount                     2006        --   0.676 - 0.694        --          --          0.80 - 1.25       (0.88) - (0.86)
                                   2005    21,791   0.682 - 0.700    14,895          --          0.80 - 1.25        16.78 - 17.25
                                   2004    21,722   0.584 - 0.597    12,713          --          0.80 - 1.25        17.98 - 18.69
                                   2003    23,062   0.495 - 0.503    11,430        0.05          0.80 - 1.25        23.44 - 23.89
                                   2002    24,496   0.401 - 0.406     9,839        1.59          0.80 - 1.25     (26.01) - (25.78)
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Subaccount             2006       883   2.277 - 2.357     2,012        0.52          0.80 - 1.25        30.86 - 31.46
                                   2005     1,232   1.740 - 1.793     2,146        0.71          0.80 - 1.25        26.36 - 26.98
                                   2004     1,338   1.377 - 1.412     1,844        0.29          0.80 - 1.25        23.39 - 23.86
                                   2003     1,367   1.116 - 1.140     1,527          --          0.80 - 1.25        41.09 - 41.79
                                   2002     1,413   0.791 - 0.804     1,119        0.19          0.80 - 1.25     (12.69) - (12.23)
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)               2006        --   3.203 - 3.312        --        1.93          0.80 - 1.25        31.00 - 31.59
                                   2005     2,656   2.445 - 2.517     6,518        1.89          0.80 - 1.25          5.84 - 6.29
                                   2004     2,673   2.310 - 2.368     6,193        1.90          0.80 - 1.25        29.78 - 30.40
                                   2003     2,169   1.780 - 1.816     3,872        2.50          0.80 - 1.25        32.34 - 32.94
                                   2002     1,944   1.345 - 1.366     2,621        1.57          0.80 - 1.25          3.22 - 3.64
  Delaware VIP Small Cap Value
    Subaccount (Standard Class)    2006     2,454   2.477 - 2.565     6,098        0.25          0.80 - 1.25        14.73 - 15.28
                                   2005     2,828   2.159 - 2.225     6,122        0.37          0.80 - 1.25          8.06 - 8.54
                                   2004     2,830   1.998 - 2.050     5,664        0.20          0.80 - 1.25        20.00 - 20.52
                                   2003     2,698   1.665 - 1.701     4,499        0.36          0.80 - 1.25        40.15 - 40.81
                                   2002     2,414   1.188 - 1.208     2,870        0.36          0.80 - 1.25       (6.75) - (6.28)

                                        Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                        Ended   Units    Lowest to    Assets      Income         Lowest to          Lowest to
                                       Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)        Highest (%)
                                       ------  ------  -------------  -------  -------------  ----------------  ----------------
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation
    Subaccount (Initial Shares)         2006    3,409  1.146 - 1.187    3,917       1.58         0.80 - 1.25       15.06 - 15.58
                                        2005    4,007  0.996 - 1.027    4,001       0.02         0.80 - 1.25         3.11 - 3.53
                                        2004    4,662  0.966 - 0.992    4,513       1.61         0.80 - 1.25         3.76 - 4.20
                                        2003    5,330  0.931 - 0.952    4,971       1.41         0.80 - 1.25       19.67 - 20.20
                                        2002    5,542  0.778 - 0.792    4,318       1.05         0.80 - 1.25    (17.76) - (17.33)
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)         2006    5,400  1.568 - 1.624    8,490       0.42         0.80 - 1.25         2.48 - 2.98
                                        2005    7,010  1.530 - 1.577   10,748         --         0.80 - 1.25         4.51 - 4.92
                                        2004    8,117  1.464 - 1.503   11,910       0.20         0.80 - 1.25        9.91 - 10.51
                                        2003    8,178  1.332 - 1.360   10,908       0.03         0.80 - 1.25       30.08 - 30.64
                                        2002    8,146  1.024 - 1.041    8,351       0.04         0.80 - 1.25    (20.12) - (19.80)
Franklin Templeton Variable Insurance
Products Trust
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                2006       --  1.704 - 1.732       --         --         0.80 - 1.25       16.87 - 17.42
                                        2005      204  1.458 - 1.475      299       0.91         0.80 - 1.25         9.21 - 9.67
                                        2004      106  1.335 - 1.345      142       0.53         0.80 - 1.25       11.25 - 11.71
                                        2003       25  1.200 - 1.204       30         --         0.80 - 1.25        9.45 - 12.78
  FTVIPT Templeton
    Developing Markets Securities
    Subaccount (Class 2)                2006      716  1.958 - 1.982    1,405       0.98         0.80 - 1.25       26.49 - 27.05
                                        2005      654  1.548 - 1.560    1,013       0.94         0.80 - 1.25       24.30 - 25.85
                                        2004       50          1.230       61         --                1.25               26.67
  FTVIPT Templeton Foreign
    Securities Subaccount (Class 2)     2006    1,131  1.505 - 1.523    1,706       1.24         0.80 - 1.25       20.02 - 20.49
                                        2005      949  1.254 - 1.264    1,192       1.19         0.80 - 1.25         8.76 - 9.34
                                        2004      223  1.153 - 1.156      257       0.15         0.80 - 1.25        7.34 - 19.85
  FTVIPT Templeton Growth Securities
    Subaccount (Class 2)                2006       --  1.452 - 1.470       --         --         0.80 - 1.25       20.30 - 20.89
                                        2005    2,251  1.207 - 1.216    2,719       1.09         0.80 - 1.25         7.48 - 7.99
                                        2004      584  1.123 - 1.126      655         --         0.80 - 1.25        9.99 - 12.60
High Yield Bond Trust
  High Yield Bond Subaccount            2006       --  1.528 - 1.576       --       6.30         0.80 - 1.25         2.41 - 2.47
                                        2005    5,211  1.492 - 1.538    7,792       0.01         0.80 - 1.25         0.07 - 0.52
                                        2004    5,519  1.491 - 1.530    8,246       7.17         0.80 - 1.25         7.34 - 7.90
                                        2003    5,264  1.389 - 1.418    7,321       8.22         0.80 - 1.25       27.55 - 28.09
                                        2002    4,541  1.089 - 1.107    4,951      16.09         0.80 - 1.25         3.32 - 3.75
Janus Aspen Series
  Janus Aspen Balanced Subaccount
    (Service Shares)                    2006       --  1.168 - 1.195       --         --         0.80 - 1.25         3.36 - 3.55
                                        2005    1,520  1.130 - 1.154    1,720       2.09         0.80 - 1.25         6.40 - 6.85
                                        2004    1,563  1.062 - 1.080    1,663       2.20         0.80 - 1.25         6.95 - 7.46
                                        2003    1,581  0.993 - 1.005    1,572       1.89         0.80 - 1.25       12.33 - 12.79
                                        2002    1,371  0.884 - 0.891    1,213       2.53         0.80 - 1.25      (7.92) - (7.38)
  Janus Aspen Mid Cap Growth
    Subaccount (Service Shares)         2006      479  1.071 - 1.099      514         --         0.80 - 1.25       11.91 - 12.37
                                        2005      331  0.957 - 0.978      318         --         0.80 - 1.25        7.24 - 10.64
                                        2004      213          0.865      184         --                1.25               18.98
                                        2003      129          0.727       94         --                1.25               33.15
                                        2002       86          0.546       47         --                1.25              (29.09)
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)         2006    6,368  0.686 - 0.707    4,370       1.59         0.80 - 1.25       16.47 - 17.05
                                        2005    8,075  0.589 - 0.604    4,758       1.20         0.80 - 1.25         4.25 - 4.68
                                        2004    9,468  0.565 - 0.577    5,350       0.91         0.80 - 1.25         3.29 - 3.78
                                        2003   10,259  0.547 - 0.556    5,615       0.84         0.80 - 1.25       22.10 - 22.74
                                        2002   11,018  0.448 - 0.453    4,937       0.59         0.80 - 1.25    (26.56) - (26.34)

                                      Year              Unit Value       Net     Investment1   Expense Ratio(2)   Total Return(3)
                                      Ended    Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                     Dec 31   (000s)    Highest ($)    ($000s)    Ratio (%)      Highest (%)       Highest (%)
                                     ------   ------   -------------   -------   -----------   --------------   -----------------
Lazard Retirement Series, Inc.
  Lazard Retirement
    Small Cap Subaccount              2006        --   1.299 - 1.314        --         --        0.80 - 1.25        12.56 - 13.08
                                      2005       314   1.154 - 1.162       362         --        0.80 - 1.25        (0.94) - 2.76
                                      2004       231           1.123       260         --               1.25                11.30
Legg Mason Partners Investment
Series
  LMPIS Dividend Strategy
    Subaccount                        2006       224   0.934 - 0.959       210       2.11        0.80 - 1.25        16.46 - 17.09
                                      2005       241   0.802 - 0.819       194       1.55        0.80 - 1.25      (1.47) - (1.09)
                                      2004       362   0.814 - 0.828       295       1.04        0.80 - 1.25          2.13 - 2.60
                                      2003       269   0.797 - 0.807       214       0.67        0.80 - 1.25        21.87 - 22.46
                                      2002       128   0.647 - 0.652        84       0.63        0.80 - 1.25     (27.71) - (21.73)
  LMPIS Premier Selections All Cap
    Growth Subaccount                 2006        59   0.971 - 0.996        58         --        0.80 - 1.25          6.00 - 6.52
                                      2005        22   0.916 - 0.935        20       0.08        0.80 - 1.25          5.05 - 5.41
                                      2004        47   0.872 - 0.887        41         --        0.80 - 1.25          1.63 - 2.07
                                      2003        28   0.858 - 0.869        24         --        0.80 - 1.25        32.61 - 33.28
                                      2002        14   0.647 - 0.652         9       0.07        0.80 - 1.25     (27.71) - (21.73)
Legg Mason Partners Variable
Portfolios V
  LMPVPV Small Cap Growth
    Opportunties Subaccount           2006       248   1.284 - 1.318       320         --        0.80 - 1.25        11.46 - 12.07
                                      2005       287   1.152 - 1.176       331         --        0.80 - 1.25          3.60 - 4.07
                                      2004       275   1.112 - 1.130       306       0.08        0.80 - 1.25        14.17 - 14.60
                                      2003       179   0.974 - 0.986       174         --        0.80 - 1.25        40.14 - 40.86
                                      2002       115   0.695 - 0.700        80         --        0.80 - 1.25     (26.53) - (22.74)
Legg Mason Partners Variable
Portfolios I, Inc.
  LMPVPI All Cap
    Subaccount (Class I)              2006     6,265   1.864 - 1.931    11,693       1.22        0.80 - 1.25         16.65- 17.17
                                      2005     8,162   1.598 - 1.648    13,062       0.85        0.80 - 1.25          2.77 - 3.26
                                      2004     8,897   1.555 - 1.596    13,852       0.55        0.80 - 1.25          6.95 - 7.40
                                      2003     8,378   1.454 - 1.486    12,194       0.27        0.80 - 1.25        37.30 - 37.98
                                      2002     8,083   1.059 - 1.077     8,566       0.44        0.80 - 1.25     (26.00) - (25.67)
  LMPVPI Investors
    Subaccount (Class I)              2006     2,577   1.554 - 1.609     4,012       1.58        0.80 - 1.25        16.75 - 17.27
                                      2005     3,090   1.331 - 1.372     4,117       1.16        0.80 - 1.25          5.22 - 5.70
                                      2004     3,426   1.265 - 1.298     4,338       1.51        0.80 - 1.25          9.05 - 9.54
                                      2003     3,364   1.160 - 1.185     3,907       1.44        0.80 - 1.25        30.63 - 31.23
                                      2002     3,395   0.888 - 0.903     3,016       1.19        0.80 - 1.25     (23.97) - (23.67)
  LMPVPI Small Cap Growth
    Subaccount (Class I)              2006       473   1.207 - 1.239       571         --        0.80 - 1.25        11.35 - 11.92
                                      2005       631   1.084 - 1.107       685         --        0.80 - 1.25          3.63 - 4.04
                                      2004       598   1.046 - 1.064       626         --        0.80 - 1.25        13.70 - 14.16
                                      2003       420   0.920 - 0.932       386         --        0.80 - 1.25        46.96 - 47.70
                                      2002       318   0.626 - 0.631       199         --        0.80 - 1.25     (35.53) - (35.22)
  LMPVPI Total Return
    Subaccount (Class I)              2006       467   1.337 - 1.384       625       2.14        0.80 - 1.25        11.23 - 11.70
                                      2005       488   1.202 - 1.239       588       1.96        0.80 - 1.25          2.04 - 2.48
                                      2004       534   1.178 - 1.209       631       1.76        0.80 - 1.25          7.38 - 7.85
                                      2003       548   1.097 - 1.121       601       1.79        0.80 - 1.25        14.51 - 14.97
                                      2002       486   0.958 - 0.975       466       1.75        0.80 - 1.25      (8.06) - (7.58)

                                      Year              Unit Value       Net     Investment(1) Expense Ratio(2)   Total Return(3)
                                      Ended    Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                     Dec 31   (000s)    Highest ($)    ($000s)    Ratio (%)      Highest (%)       Highest (%)
                                     ------   ------   -------------   -------   -----------   --------------   -----------------
Legg Mason Partners Variable
Portfolios II
  LMPVPII Appreciation
    Subaccount                        2006     2,885   1.182 - 1.213     3,418       1.05        0.80 - 1.25        13.33 - 13.90
                                      2005     3,352   1.043 - 1.065     3,502       0.88        0.80 - 1.25          2.96 - 3.50
                                      2004     3,285   1.013 - 1.029     3,329       1.21        0.80 - 1.25          7.54 - 7.86
                                      2003     2,801   0.942 - 0.954     2,641       0.79        0.80 - 1.25        22.98 - 23.58
                                      2002     1,847   0.766 - 0.772     1,415       2.46        0.80 - 1.25     (18.60) - (18.13)
  LMPVPII Equity Index
    Subaccount (Class II)             2006    16,381   1.011 - 1.117    17,721       1.22        0.80 - 2.08        12.83 - 14.21
                                      2005    21,221   0.896 - 0.978    20,174       1.21        0.80 - 2.08          2.05 - 3.49
                                      2004    22,935   0.878 - 0.945    21,170       1.37        0.80 - 2.08          0.00 - 9.38
                                      2003    23,011   0.839 - 0.864    19,501       1.04        0.80 - 1.42        25.98 - 26.69
                                      2002    21,599   0.666 - 0.682    14,504       1.87        0.80 - 1.42     (23.54) - (23.02)
  LMPVPII Fundamental
    Value Subaccount                  2006     7,136   1.251 - 1.283     8,943       1.53        0.80 - 1.25        15.41 - 15.90
                                      2005     8,473   1.084 - 1.107     9,202       0.92        0.80 - 1.25          3.44 - 3.94
                                      2004     9,608   1.048 - 1.065    10,080       0.68        0.80 - 1.25          6.83 - 7.36
                                      2003     8,875   0.981 - 0.992     8,710       0.67        0.80 - 1.25        37.01 - 37.40
                                      2002     7,493   0.716 - 0.722     5,369       1.41        0.80 - 1.25     (22.26) - (21.86)
Legg Mason Partners Variable
Portfolios III, Inc.
  LMPVPIII Adjustable Rate
    Income Subaccount                 2006       306   1.038 - 1.054       319       4.16        0.80 - 1.25          2.77 - 3.33
                                      2005       328   1.010 - 1.020       332       2.95        0.80 - 1.25          1.10 - 1.49
                                      2004       334   0.999 - 1.005       334       1.46        0.80 - 1.25        (0.10) - 0.40
                                      2003        25   1.000 - 1.001        25       0.23        0.80 - 1.25                 0.10
  LMPVPIII Aggressive Growth
    Subaccount                        2006     9,938   1.075 - 1.103    10,706         --        0.80 - 1.25          7.39 - 7.93
                                      2005    11,829   1.001 - 1.022    11,855         --        0.80 - 1.25        10.24 - 10.73
                                      2004    12,808   0.908 - 0.923    11,639         --        0.80 - 1.25          8.61 - 9.10
                                      2003    10,538   0.836 - 0.846     8,817         --        0.80 - 1.25        32.91 - 33.44
                                      2002     7,349   0.629 - 0.634     4,626         --        0.80 - 1.25     (33.51) - (33.19)
  LMPVPIII High Income
    Subaccount                        2006       767   1.263 - 1.307       971       7.89        0.80 - 1.25         9.54 - 10.11
                                      2005       832   1.153 - 1.187       961       7.44        0.80 - 1.25          1.41 - 1.80
                                      2004       984   1.137 - 1.166     1,119       8.51        0.80 - 1.25          9.01 - 9.48
                                      2003       925   1.043 - 1.065       965       9.59        0.80 - 1.25        25.97 - 26.48
                                      2002       416   0.828 - 0.842       344      25.32        0.80 - 1.25       (4.39) - (3.99)
  LMPVPIII International All Cap
    Growth Subaccount                 2006     1,620   1.179 - 1.221     1,915       1.92        0.80 - 1.25        24.24 - 24.85
                                      2005     2,035   0.949 - 0.978     1,934       1.29        0.80 - 1.25        10.35 - 10.76
                                      2004     2,589   0.860 - 0.883     2,230       0.92        0.80 - 1.25        16.37 - 16.95
                                      2003     2,810   0.739 - 0.755     2,079       1.04        0.80 - 1.25        25.89 - 26.47
                                      2002     3,051   0.587 - 0.597     1,793       0.96        0.80 - 1.25     (26.63) - (26.30)
  LMPVPIII Large Cap
    Growth Subaccount                 2006     5,003   1.032 - 1.068     5,172       0.14        0.80 - 1.25          3.30 - 3.69
                                      2005     6,811   0.999 - 1.030     6,811       0.13        0.80 - 1.25          3.95 - 4.36
                                      2004     8,734   0.961 - 0.987     8,404       0.36        0.80 - 1.25      (0.93) - (0.40)
                                      2003     8,150   0.970 - 0.991     7,914       0.03        0.80 - 1.25        45.65 - 46.38
                                      2002     6,579   0.666 - 0.677     4,383       0.34        0.80 - 1.25     (25.67) - (25.36)
  LMPVPIII Social Awareness
    Stock Subaccount                  2006     2,585   0.988 - 1.023     2,559       0.48        0.80 - 1.25          6.35 - 6.90
                                      2005     3,332   0.929 - 0.957     3,099       0.67        0.80 - 1.25          3.11 - 3.46
                                      2004     4,117   0.901 - 0.925     3,713       0.75        0.80 - 1.25          4.89 - 5.47
                                      2003     4,305   0.859 - 0.877     3,700       0.56        0.80 - 1.25        27.26 - 27.84
                                      2002     4,410   0.675 - 0.686     2,978       0.85        0.80 - 1.25     (25.74) - (25.52)

                                       Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                       Ended   Units    Lowest to     Assets      Income         Lowest to        Lowest to
                                      Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                      ------  ------  -------------  -------  -------------  ----------------  ---------------
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)              2006      685  1.308 - 1.323      897       1.21         0.80 - 1.25     15.85 - 16.26
                                       2005      605  1.129 - 1.138      684       1.34         0.80 - 1.25       1.99 - 6.06
                                       2004      269          1.107      297       2.17                1.25             14.48
  Lord Abbett Mid-Cap Value
    Subaccount (Class VC)              2006      472  1.376 - 1.392      651       0.51         0.80 - 1.25     10.88 - 11.27
                                       2005      495  1.241 - 1.251      616       0.57         0.80 - 1.25       6.89 - 7.38
                                       2004      219  1.161 - 1.165      255       0.37         0.80 - 1.25     11.91 - 15.41
Managed Assets Trust
  Managed Assets Subaccount            2006       --  1.245 - 1.286       --       2.14         0.80 - 1.25       3.23 - 3.46
                                       2005   18,738  1.206 - 1.243   22,626       0.02         0.80 - 1.25       2.55 - 3.07
                                       2004   20,213  1.176 - 1.206   23,790       2.38         0.80 - 1.25       8.09 - 8.55
                                       2003   19,479  1.088 - 1.111   21,209       2.69         0.80 - 1.25     20.49 - 21.02
                                       2002   18,744  0.903 - 0.918   16,939       6.17         0.80 - 1.25    (9.70) - (9.38)
Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock
    Subaccount (Class A)               2006    3,184  1.836 - 1.899    5,862         --         0.80 - 1.25    (4.57) - (4.28)
  MIST BlackRock Large-Cap Core
    Subaccount (Class A)               2006      957  1.091 - 1.130    1,046         --         0.80 - 1.25       6.13 - 6.50
  MIST Dreman Small-Cap Value
    Subaccount (Class A)               2006       85          1.068       91       0.86                1.25             13.62
  MIST Harris Oakmark International
    Subaccount (Class A)               2006    1,477  1.301 - 1.346    1,923         --         0.76 - 1.21     10.44 - 10.78
  MIST Janus Capital Appreciation
    Subaccount (Class A)               2006   16,285  0.694 - 0.716   11,343         --         0.80 - 1.25       2.66 - 3.17
  MIST Legg Mason Partners Managed
    Assets Subaccount (Class A)        2006   14,155  1.319 - 1.366   18,716         --         0.80 - 1.25       5.94 - 6.22
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)               2006      412  1.152 - 1.166      474         --         0.80 - 1.25       5.11 - 5.42
  MIST Lord Abbett Growth and Income
    Subaccount (Class B)               2006    1,648  1.080 - 1.083    1,781         --         0.55 - 1.00       7.89 - 8.19
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)               2006      435  0.989 - 1.015      431       0.16         0.80 - 1.25    (1.00) - (0.68)
  MIST Met/AIM Small Cap Growth
    Subaccount (Class A)               2006       14          1.026       15         --                1.25             (0.58)

  MIST MFS(R) Value
    Subaccount (Class A)               2006      737  1.415 - 1.432    1,044       1.39         0.80 - 1.25     10.72 - 11.09
  MIST Neuberger Berman Real Estate
    Subaccount (Class A)               2006    6,325  1.223 - 1.227    7,739         --         0.80 - 1.25     21.93 - 22.33
  MIST Pioneer Fund
    Subaccount (Class A)               2006    1,612  0.989 - 1.024    1,596         --         0.80 - 1.25       7.73 - 8.13
  MIST Pioneer Mid-Cap Value
    Subaccount (Class A)               2006       54          1.111       60       0.42                1.25              5.51
  MIST Pioneer Strategic Income
    Subaccount (Class A)               2006    1,295  1.483 - 1.534    1,930       4.52         0.80 - 1.25       3.85 - 4.14
  MIST Third Avenue Small Cap Value
    Subaccount (Class B)               2006      259  1.327 - 1.343      344         --         0.80 - 1.25       2.16 - 2.21

                                           Year             Unit Value      Net   Investment(1)  Expense Ratio(2)   Total Return(3)
                                           Ended   Units     Lowest to    Assets      Income         Lowest to         Lowest to
                                          Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                          ------  ------  -------------  -------  -------------  ----------------  ----------------
MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond
    Subaccount (Class I)                   2006   59,700  1.376 - 1.425   82,360       3.94         0.80 - 1.25         2.99 - 3.49
                                           2005   71,479  1.336 - 1.377   95,674       3.31         0.80 - 1.25         0.83 - 1.25
                                           2004   70,636  1.325 - 1.360   93,755       3.48         0.80 - 1.25         3.35 - 3.82
                                           2003   58,879  1.282 - 1.310   75,590       4.14         0.80 - 1.25         4.23 - 4.72
                                           2002   58,475  1.230 - 1.251   71,981       4.37         0.80 - 1.25         7.61 - 8.12
  MetLife Investment International Stock
    Subaccount (Class I)                   2006   29,106  1.412 - 1.462   41,194       1.76         0.80 - 1.25       24.96 - 25.49
                                           2005   39,078  1.130 - 1.165   44,241       1.33         0.80 - 1.25       13.23 - 13.77
                                           2004   41,324  0.998 - 1.024   41,302       1.40         0.80 - 1.25       13.41 - 13.90
                                           2003   38,408  0.880 - 0.899   33,839       0.81         0.80 - 1.25       28.47 - 28.98
                                           2002   36,636  0.685 - 0.697   25,127       0.65         0.80 - 1.25    (23.29) - (22.90)
  MetLife Investment Large Company
    Stock Subaccount (Class I)             2006   69,813  0.851 - 0.881   59,519       0.93         0.80 - 1.25       11.24 - 11.66
                                           2005   86,175  0.765 - 0.789   66,055       1.12         0.80 - 1.25         5.37 - 5.76
                                           2004   89,117  0.726 - 0.746   64,818       0.87         0.80 - 1.25         8.68 - 9.22
                                           2003   77,126  0.668 - 0.683   51,612       0.72         0.80 - 1.25       26.52 - 27.19
                                           2002   66,019  0.528 - 0.537   34,901       0.70         0.80 - 1.25    (23.81) - (23.50)
  MetLife Investment Small Company
    Stock Subaccount (Class I)             2006   13,062  2.288 - 2.369   29,947       0.12         0.80 - 1.25       12.27 - 12.76
                                           2005   16,835  2.038 - 2.101   34,365       0.11         0.80 - 1.25         5.93 - 6.43
                                           2004   17,829  1.924 - 1.974   34,343       0.11         0.80 - 1.25       13.51 - 13.97
                                           2003   16,816  1.695 - 1.732   28,530       0.14         0.80 - 1.25       41.37 - 41.97
                                           2002   14,207  1.199 - 1.220   17,057       0.55         0.80 - 1.25    (24.69) - (24.32)
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                   2006    2,776  1.058 - 1.095   2,943          --         0.80 - 1.25      (2.13) - (1.88)
  MSF BlackRock Bond Income
    Subaccount (Class A)                   2006    5,017  1.270 - 1.349   6,555          --         0.80 - 1.58         3.93 - 4.41
  MSF BlackRock Money Market
    Subaccount (Class A)                   2006    9,886  1.156 - 1.196   11,445       3.29         0.80 - 1.25         2.48 - 2.75
  MSF FI Large Cap Subaccount
    (Class A)                              2006   12,891  0.934 - 0.968   12,073         --         0.80 - 1.25         1.52 - 2.00
  MSF FI Value Leaders Subaccount
    (Class D)                              2006    9,327  1.348 - 1.396   12,630         --         0.80 - 1.25         2.82 - 3.10
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                   2006       69          1.078       75       0.73                1.25                7.80
  MSF MetLife Conservative to
    Moderate Allocation Subaccount
    (Class B)                              2006       72          1.050       76         --                1.25                5.74
  MSF MetLife Moderate Allocation
    Subaccount (Class B)                   2006      338          1.055      357         --                1.25                5.29

                                         Year             Unit Value     Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended   Units    Lowest to     Assets      Income        Lowest to         Lowest to
                                        Dec 31  (000s)   Highest ($)   ($000s)     Ratio (%)      Highest (%)       Highest (%)
                                        ------  ------  -------------  -------  -------------  ----------------  ----------------
Metropolitan Series
  Fund, Inc. -- (Continued)
    MSF MetLife Moderate to Aggressive
      Allocation Subaccount (Class B)    2006      396          1.107      439         --                1.25                 9.60
    MSF MFS(R) Total Return
      Subaccount (Class F)               2006   16,473  1.505 - 1.558   24,861         --         0.80 - 1.25          7.19 - 7.52
    MSF Oppenheimer Global Equity
      Subaccount (Class B)               2006    3,153  1.053 - 1.056    3,321         --         0.79 - 1.24          5.72 - 6.02
    MSF Western Asset Management
      High Yield Bond Subaccount
      (Class A)                          2006    4,241  1.627 - 1.684    6,914         --         0.80 - 1.25          6.48 - 6.85
    MSF Western Asset Management
      U.S. Government Subaccount
      (Class A)                          2006    7,895  1.403 - 1.453   11,104         --         0.65 - 1.10          3.77 - 4.08
Money Market Portfolio
    Money Market Subaccount              2006       --  1.128 - 1.164       --       1.40         0.80 - 1.25          1.08 - 1.13
                                         2005   11,199  1.116 - 1.151   12,533       2.83         0.80 - 1.25          1.55 - 2.13
                                         2004   13,085  1.099 - 1.127   14,409       0.99         0.80 - 1.25        (0.18) - 0.18
                                         2003   16,151  1.101 - 1.125   17,831       0.78         0.80 - 1.25        (0.54) - 0.00
                                         2002   20,405  1.107 - 1.125   22,604       1.37         0.80 - 1.25          0.18 - 0.54
Oppenheimer Variable Account Funds
    Oppenheimer Main Street/VA
      Subaccount (Service Shares)        2006       --  1.187 - 1.198       --       1.03         0.80 - 1.25          5.79 - 5.92
                                         2005      168  1.122 - 1.131      188       0.82         0.80 - 1.25          4.37 - 4.92
                                         2004       75  1.075 - 1.078       80         --         0.80 - 1.25        10.37 - 11.36
PIMCO Variable Insurance Trust
    PIMCO VIT Real Return Subaccount
      (Administrative Class)             2006      234  1.004 - 1.011      236       4.25         0.80 - 1.25       (0.59) - (0.10)
                                         2005      192  1.010 - 1.012      194       1.56         0.80 - 1.25          0.00 - 1.00
    PIMCO VIT Total Return Subaccount
      (Administrative Class)             2006    5,347  1.266 - 1.298    6,785       4.41         0.80 - 1.25          2.59 - 3.02
                                         2005    5,898  1.234 - 1.260    7,295       3.42         0.80 - 1.25          1.15 - 1.61
                                         2004    5,711  1.220 - 1.240    6,974       1.89         0.80 - 1.25          3.57 - 4.03
                                         2003    5,859  1.178 - 1.192    6,906       2.85         0.80 - 1.25          3.79 - 4.20
                                         2002    4,905  1.135 - 1.144    5,572       4.04         0.80 - 1.25          7.69 - 8.23
Putnam Variable Trust
    Putnam VT Discovery Growth
      Subaccount (Class IB)              2006      112  0.901 - 0.925      101         --         0.80 - 1.25         9.61 - 10.25
                                         2005       92  0.822 - 0.839       76         --         0.80 - 1.25          5.93 - 6.34
                                         2004       93  0.776 - 0.789       72         --         0.80 - 1.25          6.30 - 6.77
                                         2003       99  0.730 - 0.739       73         --         0.80 - 1.25        30.36 - 31.03
                                         2002      112  0.560 - 0.564       63         --         0.80 - 1.25     (30.52) - (27.51)

                                       Year             Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                      Ended    Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                      Dec 31  (000s)    Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                      ------  ------  --------------  -------  -------------  ----------------  ----------------
Putnam Variable Trust -- (Continued)
  Putnam VT International Equity
  Subaccount (Class IB)                2006      976  1.421 - 1.457     1,389       0.57         0.80 - 1.25       26.20 - 26.70
                                       2005      963  1.126 - 1.150     1,087       1.45         0.80 - 1.25       10.83 - 11.33
                                       2004      971  1.016 - 1.033       988       1.48         0.80 - 1.25       14.67 - 15.16
                                       2003      951  0.886 - 0.897       843       0.82         0.80 - 1.25       26.93 - 27.60
                                       2002      779  0.698 - 0.703       544       0.36         0.80 - 1.25    (18.65) - (18.35)
  Putnam VT Small Cap Value
    Subaccount (Class IB)              2006    2,946  1.984 - 2.035     5,860       0.33         0.80 - 1.25       15.82 - 16.35
                                       2005    3,395  1.713 - 1.749     5,825       0.17         0.80 - 1.25         5.74 - 6.19
                                       2004    3,256  1.620 - 1.647     5,280       0.32         0.80 - 1.25       24.62 - 25.25
                                       2003    2,304  1.300 - 1.315     2,997       0.33         0.80 - 1.25       47.90 - 48.42
                                       2002    2,190  0.879 - 0.886     1,928       0.11         0.80 - 1.25    (19.36) - (18.94)
The Travelers Series Trust
  Travelers AIM Capital
    Appreciation Subaccount            2006       --  0.999 - 1.022        --         --         0.80 - 1.25         6.62 - 6.79
                                       2005      638  0.937 - 0.957       599       0.21         0.80 - 1.25         7.45 - 7.89
                                       2004      844  0.872 - 0.887       737       0.14         0.80 - 1.25         5.06 - 5.60
                                       2003      806  0.830 - 0.840       669         --         0.80 - 1.25       27.69 - 28.44
                                       2002      837  0.650 - 0.654       544         --         0.80 - 1.25     (24.57) - (4.97)
  Travelers Convertible Securities
    Subaccount                         2006       --  1.096 - 1.106        --       0.94         0.80 - 1.25         6.61 - 6.86
                                       2005       90  1.028 - 1.035        93       3.00         0.80 - 1.25      (0.87) - (0.48)
                                       2004       64  1.037 - 1.040        67       3.77         0.80 - 1.25         3.70 - 5.05
  Travelers Disciplined Mid Cap
    Stock Subaccount                   2006       --  1.924 - 1.984        --       0.54         0.80 - 1.25         9.38 - 9.49
                                       2005    4,142  1.759 - 1.812     7,302         --         0.80 - 1.25       10.98 - 11.51
                                       2004    4,425  1.585 - 1.625     7,024       0.29         0.80 - 1.25       15.02 - 15.58
                                       2003    4,442  1.378 - 1.406     6,129       0.31         0.80 - 1.25       32.12 - 32.64
                                       2002    4,350  1.043 - 1.060     4,541       0.61         0.80 - 1.25    (15.41) - (15.00)
  Travelers Equity Income
    Subaccount                         2006       --  1.311 - 1.354        --       1.30         0.80 - 1.25         5.22 - 5.37
                                       2005   11,948  1.246 - 1.285    14,944         --         0.80 - 1.25         3.15 - 3.63
                                       2004   12,452  1.208 - 1.240    15,082       1.41         0.80 - 1.25         8.54 - 9.06
                                       2003   11,197  1.113 - 1.137    12,493       0.99         0.80 - 1.25       29.57 - 30.09
                                       2002    9,855  0.859 - 0.874     8,484       1.21         0.80 - 1.25    (15.03) - (14.65)

                                           Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                           Ended   Units    Lowest to    Assets      Income         Lowest to         Lowest to
                                          Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                          ------  ------  -------------  -------  -------------  ----------------  ----------------
The Travelers Series Trust --
  (Continued)
  Travelers Federated Stock
    Subaccount                             2006       --  1.170 - 1.208       --       1.57         0.80 - 1.25         3.63 - 3.87
                                           2005      974  1.129 - 1.163    1,101         --         0.80 - 1.25         4.06 - 4.49
                                           2004    1,232  1.085 - 1.113    1,339       1.40         0.80 - 1.25         9.15 - 9.66
                                           2003    1,366  0.994 - 1.015    1,359       1.52         0.80 - 1.25       25.98 - 26.56
                                           2002    1,388  0.789 - 0.802    1,095       3.11         0.80 - 1.25    (20.30) - (19.96)
  Travelers Large Cap
    Subaccount                             2006       --  0.920 - 0.949       --       0.44         0.80 - 1.25         3.25 - 3.26
                                           2005    7,623  0.891 - 0.919    6,808         --         0.80 - 1.25         7.35 - 7.86
                                           2004    8,947  0.830 - 0.852    7,440       0.80         0.80 - 1.25         5.20 - 5.58
                                           2003    9,328  0.789 - 0.807    7,372       0.40         0.80 - 1.25       23.09 - 23.77
                                           2002    9,548  0.641 - 0.652    6,127       0.48         0.80 - 1.25    (23.78) - (23.38)
  Travelers Mercury Large Cap
    Core Subaccount                        2006       --  1.028 - 1.061       --       0.23         0.80 - 1.25         6.31 - 6.42
                                           2005      940  0.967 - 0.997      911         --         0.80 - 1.25       10.64 - 11.15
                                           2004      930  0.874 - 0.897      813       0.57         0.80 - 1.25       14.40 - 15.00
                                           2003      940  0.764 - 0.780      718       0.72         0.80 - 1.25       19.75 - 20.18
                                           2002      923  0.638 - 0.649      589       0.56         0.80 - 1.25    (26.07) - (25.74)
  Travelers MFS(R) Mid Cap
    Growth Subaccount                      2006       --  1.081 - 1.116       --         --         0.80 - 1.25         5.88 - 6.08
                                           2005    3,747  1.021 - 1.052    3,831         --         0.80 - 1.25         1.79 - 2.24
                                           2004    4,399  1.003 - 1.029    4,419         --         0.80 - 1.25       12.70 - 13.20
                                           2003    4,894  0.890 - 0.909    4,360         --         0.80 - 1.25       35.26 - 36.08
                                           2002    5,025  0.658 - 0.668    3,307         --         0.80 - 1.25    (49.42) - (49.28)
  Travelers MFS(R) Total Return
    Subaccount                             2006       --  1.404 - 1.449       --       1.32         0.80 - 1.25         3.31 - 3.50
                                           2005   14,378  1.359 - 1.400   19,594       2.15         0.80 - 1.25         1.72 - 2.12
                                           2004   14,602  1.336 - 1.371   19,560       2.88         0.80 - 1.25       10.05 - 10.56
                                           2003   13,312  1.214 - 1.240   16,190       2.38         0.80 - 1.25       15.07 - 15.56
                                           2002   12,061  1.055 - 1.073   12,741       7.12         0.80 - 1.25      (6.39) - (5.96)
  Travelers MFS(R) Value
    Subaccount                             2006       --  1.278 - 1.289       --         --         0.80 - 1.25         8.21 - 8.32
                                           2005      559  1.181 - 1.190      660       1.34         0.80 - 1.25         2.23 - 5.16
                                           2004      245          1.123      275       3.38                1.25               15.89
  Travelers Mondrian International
    Stock Subaccount                       2006       --  1.178 - 1.215       --       3.77         0.80 - 1.25       15.04 - 15.17
                                           2005    1,334  1.024 - 1.055    1,369       0.05         0.80 - 1.25         8.13 - 8.65
                                           2004    1,417  0.947 - 0.971    1,344       1.92         0.80 - 1.25       14.37 - 14.78
                                           2003      877  0.828 - 0.846      727       2.11         0.80 - 1.25       26.99 - 27.60
                                           2002      716  0.652 - 0.663      467       2.81         0.80 - 1.25    (14.10) - (13.67)
  Travelers Pioneer Fund
    Subaccount                             2006       --  0.918 - 0.947       --       0.97         0.80 - 1.25         6.25 - 6.40
                                           2005    1,983  0.864 - 0.890    1,715         --         0.80 - 1.25         4.73 - 5.08
                                           2004    2,208  0.825 - 0.847    1,825       0.87         0.80 - 1.25        9.71 - 10.29
                                           2003    2,552  0.752 - 0.768    1,922       1.43         0.80 - 1.25       22.28 - 22.88
                                           2002    2,896  0.615 - 0.625    1,783       6.61         0.80 - 1.25    (31.13) - (30.79)

                                           Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                           Ended   Units    Lowest to    Assets      Income         Lowest to          Lowest to
                                          Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)        Highest (%)
                                          ------  ------  -------------  -------  -------------  ----------------  ----------------
The Travelers Series Trust --
  (Concluded)
  Travelers Pioneer Mid Cap Value
    Subaccount                             2006       --          1.053       --         --                1.25                5.41
                                           2005       35          0.999       35       0.23                1.25               (0.10)
  Travelers Pioneer Strategic
    Income Subaccount                      2006       --  1.428 - 1.473       --         --         0.80 - 1.25         1.06 - 1.24
                                           2005    1,270  1.413 - 1.455    1,798       4.67         0.80 - 1.25         2.39 - 2.83
                                           2004      905  1.380 - 1.415    1,250       7.32         0.80 - 1.25        9.61 - 10.12
                                           2003      867  1.259 - 1.285    1,093       9.34         0.80 - 1.25       17.99 - 18.54
                                           2002      796  1.067 - 1.084      850      28.67         0.80 - 1.25         4.61 - 5.04
  Travelers Quality Bond
    Subaccount                             2006       --  1.222 - 1.292       --       5.91         0.80 - 1.58      (0.97) - (0.62)
                                           2005    6,418  1.234 - 1.300    8,112         --         0.80 - 1.58         0.08 - 0.78
                                           2004    6,653  1.233 - 1.290    8,373       4.44         0.80 - 1.58         0.00 - 2.46
                                           2003    7,480  1.232 - 1.259    9,224       4.94         0.80 - 1.25         5.66 - 6.16
                                           2002    6,977  1.166 - 1.186    8,142       8.04         0.80 - 1.25         4.48 - 4.96
  Travelers Strategic Equity
    Subaccount                             2006       --  0.883 - 0.911       --       0.36         0.80 - 1.25         4.50 - 4.59
                                           2005   10,173  0.845 - 0.871    8,610       0.57         0.80 - 1.25         0.84 - 1.16
                                           2004   12,448  0.838 - 0.861   10,454       1.38         0.80 - 1.25         8.83 - 9.40
                                           2003   13,775  0.770 - 0.787   10,624         --         0.80 - 1.25       30.95 - 31.61
                                           2002   14,819  0.588 - 0.598    8,728       0.58         0.80 - 1.25    (34.45) - (34.14)
  Travelers Style Focus Series:
    Small Cap Growth Subaccount            2006       --          1.032       --       0.01                1.25                3.20
  Travelers U.S. Government
    Securities Subaccount                  2006       --  1.352 - 1.396       --       5.73         0.80 - 1.25      (3.50) - (3.39)
                                           2005    9,927  1.401 - 1.445   13,940         --         0.80 - 1.25         3.01 - 3.51
                                           2004   10,899  1.360 - 1.396   14,845       4.12         0.80 - 1.25         4.78 - 5.28
                                           2003   13,517  1.298 - 1.326   17,559       4.63         0.80 - 1.25         1.49 - 1.92
                                           2002   14,236  1.279 - 1.301   18,220       9.27         0.80 - 1.25       12.19 - 12.74
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II)                  2006      592  1.712 - 1.741    1,014       1.32         0.80 - 1.25       14.59 - 15.15
                                           2005      776  1.494 - 1.512    1,159       0.81         0.80 - 1.25         2.82 - 3.28
                                           2004      341  1.453 - 1.464      495       0.35         0.80 - 1.25       15.96 - 16.47
                                           2003       59  1.253 - 1.257       74         --         0.80 - 1.25        9.78 - 13.19
  Van Kampen LIT Enterprise
    Subaccount (Class II)                  2006       68  0.903 - 0.926       62       0.16         0.80 - 1.25         5.37 - 5.83
                                           2005       57  0.857 - 0.875       49       0.47         0.80 - 1.25         6.59 - 7.10
                                           2004       57  0.804 - 0.817       46       0.13         0.80 - 1.25         2.55 - 2.90
                                           2003       57  0.784 - 0.794       45       0.15         0.80 - 1.25       24.05 - 24.65
                                           2002       13  0.632 - 0.637        8       0.17         0.80 - 1.25    (30.47) - (22.97)
  Van Kampen LIT Strategic Growth
    Subaccount (Class II)                  2006      207          0.772      160         --                1.25                1.31
                                           2005      242          0.762      184       0.01                1.25                6.28
                                           2004      165          0.717      118         --                1.25                5.44
                                           2003      146          0.680       99         --                1.25               25.46
                                           2002      187          0.542      101       0.02                1.25              (32.50)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                           Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                           Ended   Units    Lowest to    Assets      Income          Lowest to         Lowest to
                                          Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                          ------  ------  -------------  -------  -------------  ----------------  ----------------
Variable Insurance Products Fund
  VIP Asset Manager
    Subaccount (Service Class 2)           2006       --  1.029 - 1.057       --       2.47         0.80 - 1.25         3.63 - 3.73
                                           2005    4,790  0.993 - 1.019    4,764       2.56         0.80 - 1.25         2.48 - 2.93
                                           2004    4,953  0.969 - 0.990    4,806       2.38         0.80 - 1.25         3.86 - 4.32
                                           2003    4,344  0.933 - 0.949    4,057       3.20         0.80 - 1.25       16.19 - 16.73
                                           2002    3,804  0.803 - 0.813    3,057       2.96         0.80 - 1.25     (10.18) - (9.67)
  VIP Contrafund(R)
    Subaccount (Service Class 2)           2006    4,455  1.543 - 1.583    6,891       0.98         0.80 - 1.25       10.06 - 10.54
                                           2005    4,465  1.402 - 1.432    6,271       0.11         0.80 - 1.25       15.20 - 15.67
                                           2004    3,242  1.217 - 1.238    3,953       0.16         0.80 - 1.25       13.74 - 14.31
                                           2003    1,788  1.070 - 1.083    1,917       0.28         0.80 - 1.25       26.63 - 27.11
                                           2002    1,347  0.845 - 0.852    1,140       0.13         0.80 - 1.25    (11.25) - (10.77)
  VIP Dynamic Capital Appreciation
    Subaccount (Service Class 2)           2006      271  1.273 - 1.306      346       0.25         0.80 - 1.25       12.36 - 12.88
                                           2005      328  1.133 - 1.157      373         --         0.80 - 1.25       19.26 - 19.77
                                           2004      182  0.950 - 0.966      173         --         0.80 - 1.25         0.00 - 0.42
                                           2003      168  0.950 - 0.962      159         --         0.80 - 1.25       23.38 - 23.97
                                           2002      142  0.770 - 0.776      110       0.60         0.80 - 1.25     (10.60) - (8.77)
  VIP Mid Cap Subaccount
    (Service Class 2)                      2006    3,678  1.989 - 2.040    7,336       0.18         0.80 - 1.25       10.99 - 11.48
                                           2005    3,874  1.792 - 1.830    6,955         --         0.80 - 1.25       16.59 - 17.08
                                           2004    2,701  1.537 - 1.563    4,157         --         0.80 - 1.25       23.06 - 23.66
                                           2003    1,686  1.249 - 1.264    2,107       0.23         0.80 - 1.25       36.65 - 37.24
                                           2002    1,274  0.914 - 0.921    1,166       0.17         0.80 - 1.25    (11.18) - (10.76)
Wells Fargo Variable Trust
  Wells Fargo VT Advantage
    Small/Mid Cap Value
    Subaccount                             2006      525  1.507 - 1.559      791         --         0.80 - 1.25       14.25 - 14.80
                                           2005      600  1.319 - 1.358      792       0.40         0.80 - 1.25       15.10 - 15.57
                                           2004      617  1.146 - 1.175      707         --         0.80 - 1.25       15.29 - 15.88
                                           2003      688  0.994 - 1.014      684       0.11         0.80 - 1.25       36.73 - 37.21
                                           2002      782  0.727 - 0.739      569       0.56         0.80 - 1.25    (24.11) - (23.74)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                                     AIM V.I.                 AIM V.I.            American Funds
                                                   Core Equity            Premier Equity          Global Growth
                                               Subaccount (Series I)   Subaccount (Series I)   Subaccount (Class 2)
                                               ---------------------   ---------------------   --------------------
                                                     2006   2005          2006       2005         2006       2005
                                                   -------  ----        --------   --------    ---------   --------
Accumulation and annuity units
  beginning of year ........................            --   --          179,949    290,662      656,983    180,496
Accumulation units purchased and
  transferred from other funding options ...       224,872   --               --         --      629,420    577,067
Accumulation units redeemed and
  transferred to other funding options .....       (88,439)  --         (179,949)  (110,713)    (150,730)  (100,580)
Annuity units ..............................            --   --               --         --           --         --
                                                   -------  ---         --------   --------    ---------   --------
Accumulation and annuity units
  end of year ..............................       136,433   --               --    179,949    1,135,673    656,983
                                                   =======  ===         ========   ========    =========   ========

                                                   American Funds         American Funds               Capital
                                                 Growth Subaccount         Growth-Income             Appreciation
                                                      (Class 2)         Subaccount (Class 2)          Subaccount
                                               ---------------------   ---------------------   ------------------------
                                                  2006        2005        2006        2005         2006         2005
                                               ---------   ---------   ---------   ---------   -----------   ----------
Accumulation and annuity units
  beginning of year ........................   1,649,798     308,523   1,844,327     479,291    21,791,392   21,722,427
Accumulation units purchased and
  transferred from other funding options ...   1,233,877   1,431,412   1,039,571   1,509,663       404,673    2,737,636
Accumulation units redeemed and
  transferred to other funding options .....    (542,682)    (90,137)   (205,705)   (144,627)  (22,196,065)  (2,668,671)
Annuity units ..............................          --          --          --          --            --           --
                                               ---------   ---------   ---------   ---------   -----------   ----------
Accumulation and annuity units
  end of year ..............................   2,340,993   1,649,798   2,678,193   1,844,327            --   21,791,392
                                               =========   =========   =========   =========   ===========   ==========

                                                   Credit Suisse            Delaware VIP                Delaware VIP
                                                   Trust Emerging          REIT Subaccount            Small Cap Value
                                                 Markets Subaccount       (Standard Class)      Subaccount (Standard Class)
                                               ---------------------   ----------------------   ---------------------------
                                                  2006        2005        2006         2005            2006        2005
                                               ---------   ---------    ---------   ---------       ---------   ---------
Accumulation and annuity units
  beginning of year ........................   1,232,363   1,337,942    2,656,498   2,672,651       2,828,453   2,829,571
Accumulation units purchased and
  transferred from other funding options ...     200,753     133,196       72,866     560,934         238,602     398,883
Accumulation units redeemed and
  transferred to other funding options .....    (550,383)   (238,775)  (2,729,364)   (577,087)       (613,538)   (400,001)
Annuity units ..............................          --          --           --          --              --          --
                                               ---------   ---------   ----------   ---------       ---------   ---------
Accumulation and annuity units
  end of year ..............................     882,733   1,232,363           --   2,656,498       2,453,517   2,828,453
                                               =========   =========   ==========   =========       =========   =========

                                                     Dreyfus VIF                 Dreyfus VIF              FTVIPT Mutual
                                               Appreciation Subaccount       Developing Leaders          Shares Securities
                                                   (Initial Shares)      Subaccount (Initial Shares)   Subaccount (Class 2)
                                               -----------------------   ---------------------------   --------------------
                                                   2006        2005           2006         2005           2006       2005
                                                ---------   ---------      ----------   ----------      --------   -------
Accumulation and annuity units
  beginning of year ........................    4,006,774   4,661,805       7,010,422    8,116,796       204,210   106,017
Accumulation units purchased and
  transferred from other funding options ...      122,266     300,197         140,417      291,637        74,147   104,720
Accumulation units redeemed and
  transferred to other funding options .....     (720,569)   (955,060)     (1,750,978)  (1,398,011)     (278,357)   (6,527)
Annuity units ..............................          182        (168)             --           --            --        --
                                                ---------   ---------      ----------   ----------      --------   -------
Accumulation and annuity units
  end of year ..............................    3,408,653   4,006,774       5,399,861    7,010,422            --   204,210
                                                =========   =========      ==========   ==========      ========   =======

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                               FTVIPT Templeton Developing     FTVIPT Templeton        FTVIPT Templeton
                                                   Markets Securities         Foreign Securities      Growth Securities
                                                  Subaccount (Class 2)       Subaccount (Class 2)    Subaccount (Class 2)
                                               ---------------------------   --------------------   ----------------------
                                                      2006       2005           2006       2005        2006         2005
                                                    --------   -------       ---------   -------    ----------   ---------
Accumulation and annuity units
  beginning of year ........................         653,848    49,682         949,133   222,726     2,251,064     583,539
Accumulation units purchased and
  transferred from other funding options ...         491,056   689,018         353,344   770,357       218,206   1,799,656
Accumulation units redeemed and
  transferred to other funding options .....        (428,672)  (84,852)       (171,196)  (43,950)   (2,469,270)   (132,131)
Annuity units ..............................              --        --              --        --            --          --
                                                    --------   -------       ---------   -------    ----------   ---------
Accumulation and annuity units
  end of year ..............................         716,232   653,848       1,131,281   949,133            --   2,251,064
                                                    ========   =======       =========   =======    ==========   =========

                                                                              Janus Aspen                 Janus Aspen
                                                   High Yield Bond        Balanced Subaccount           Mid Cap Growth
                                                      Subaccount           (Service Shares)      Subaccount (Service Shares)
                                               ----------------------   ----------------------   ---------------------------
                                                  2006         2005        2006         2005            2006      2005
                                               ----------   ---------   ----------   ---------        -------   -------
Accumulation and annuity units
  beginning of year ........................    5,210,550   5,519,327    1,519,776   1,562,703        331,267   212,598
Accumulation units purchased and
  transferred from other funding options ...       82,353     510,317      271,189     119,327        239,556   152,349
Accumulation units redeemed and
  transferred to other funding options .....   (5,274,646)   (817,562)  (1,790,965)   (162,254)       (91,900)  (33,680)
Annuity units ..............................      (18,257)     (1,532)          --          --             --        --
                                               ----------   ---------   ----------   ---------        -------   -------
Accumulation and annuity units
  end of year ..............................           --   5,210,550           --   1,519,776        478,923   331,267
                                               ==========   =========   ==========   =========        =======   =======

                                                       Janus Aspen            Lazard Retirement     LMPIS Dividend
                                               Worldwide Growth Subaccount        Small Cap            Strategy
                                                     (Service Shares)            Subaccount           Subaccount
                                               ---------------------------   ------------------   ------------------
                                                    2006         2005          2006       2005      2006      2005
                                                 ----------   ----------     --------   -------   -------   --------
Accumulation and annuity units
  beginning of year ........................      8,075,434    9,467,988      313,556   231,226   241,291    361,683
Accumulation units purchased and
  transferred from other funding options ...        181,638      364,535       60,094   153,478    27,249     14,254
Accumulation units redeemed and
  transferred to other funding options .....     (1,889,473)  (1,757,089)    (373,650)  (71,148)  (44,270)  (134,646)
Annuity units ..............................             --           --           --        --        --         --
                                                 ----------   ----------     --------   -------   -------   --------
Accumulation and annuity units
  end of year ..............................      6,367,599    8,075,434           --   313,556   224,270    241,291
                                                 ==========   ==========     ========   =======   =======   ========

                                                  LMPIS Premier        LMPVPV Small Cap         LMPVPI All Cap
                                               Selections All Cap   Growth Opportunities          Subaccount
                                                Growth Subaccount        Subaccount                (Class I)
                                               ------------------   --------------------   -----------------------
                                                 2006      2005        2006       2005        2006         2005
                                                ------   -------     --------   -------    ----------   ----------
Accumulation and annuity units
  beginning of year ........................    21,970    46,844      286,976   275,128     8,162,417    8,896,689
Accumulation units purchased and
  transferred from other funding options ...    43,553     5,902       90,252   104,008        71,804      414,121
Accumulation units redeemed and
  transferred to other funding options .....    (6,091)  (30,776)    (128,837)  (92,160)   (1,963,104)  (1,146,203)
Annuity units ..............................        --        --           --        --        (6,016)      (2,190)
                                                ------   -------     --------   -------    ----------   ----------
Accumulation and annuity units
  end of year ..............................    59,432    21,970      248,391   286,976     6,265,101    8,162,417
                                                ======   =======     ========   =======    ==========   ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                  LMPVPI Investors          LMPVPI Small Cap          LMPVPI Total Return
                                                Subaccount (Class I)   Growth Subaccount (Class I)   Subaccount (Class I)
                                               ---------------------   ---------------------------   --------------------
                                                  2006        2005           2006       2005             2006      2005
                                               ---------   ---------       --------   -------          -------   -------
Accumulation and annuity units
  beginning of year ........................   3,089,978   3,426,097        631,353   598,446          487,989   534,420
Accumulation units purchased and
  transferred from other funding options ...      43,590     200,229         12,952   129,455           14,799     1,763
Accumulation units redeemed and
  transferred to other funding options .....    (556,165)   (536,348)      (171,450)  (96,548)         (35,919)  (48,194)
Annuity units ..............................          --          --             --        --               --        --
                                               ---------   ---------       --------   -------          -------   -------
Accumulation and annuity units
  end of year ..............................   2,577,403   3,089,978        472,855   631,353          466,869   487,989
                                               =========   =========       ========   =======          =======   =======

                                                LMPVPII Appreciation     LMPVPII Equity Index      LMPVPII Fundamental
                                                     Subaccount         Subaccount (Class II)        Value Subaccount
                                               ---------------------   -----------------------   -----------------------
                                                  2006        2005        2006         2005         2006         2005
                                               ---------   ---------   ----------   ----------   ----------   ----------
Accumulation and annuity units
  beginning of year ........................   3,352,432   3,284,862   21,221,236   22,935,218    8,472,993    9,607,960
Accumulation units purchased and
  transferred from other funding options ...     105,801     513,642      323,367    2,246,201       60,152      194,859
Accumulation units redeemed and
  transferred to other funding options .....    (573,287)   (446,072)  (5,157,747)  (3,947,435)  (1,397,581)  (1,329,826)
Annuity units ..............................          --          --       (5,642)     (12,748)          --           --
                                               ---------   ---------   ----------   ----------   ----------   ----------
Accumulation and annuity units
  end of year ..............................   2,884,946   3,352,432   16,381,214   21,221,236    7,135,564    8,472,993
                                               =========   =========   ==========   ==========   ==========   ==========

                                               LMPVPIII Adjustable Rate     LMPVPIII Aggressive     LMPVPIII High Income
                                                   Income Subaccount         Growth Subaccount            Subaccount
                                               ------------------------   -----------------------   --------------------
                                                    2006       2005          2006         2005         2006       2005
                                                  --------   -------      ----------   ----------    --------   --------
Accumulation and annuity units
  beginning of year ........................       328,231   334,070      11,829,070   12,807,998     832,181    983,645
Accumulation units purchased and
  transferred from other funding options ...        82,320    70,979         226,450    1,027,564     197,931    124,401
Accumulation units redeemed and
  transferred to other funding options .....      (104,339)  (76,818)     (2,117,185)  (2,006,492)   (263,267)  (275,865)
Annuity units ..............................            --        --              --           --          --         --
                                                  --------   -------      ----------   ----------    --------   --------
Accumulation and annuity units
  end of year ..............................       306,212   328,231       9,938,335   11,829,070     766,845    832,181
                                                  ========   =======      ==========   ==========    ========   ========

                                               LMPVPIII International           LMPVPIII                 LMPVPIII
                                                   All Cap Growth           Large Cap Growth         Social Awareness
                                                     Subaccount                Subaccount            Stock Subaccount
                                               ----------------------   -----------------------   ----------------------
                                                   2006        2005         2006        2005         2006        2005
                                                ---------   ---------   ----------   ----------   ---------   ----------
Accumulation and annuity units
  beginning of year ........................    2,034,777   2,588,694    6,810,958    8,734,161   3,332,360   4,116,754
Accumulation units purchased and
  transferred from other funding options ...      116,361      61,595      402,226      357,972      61,488     130,939
Accumulation units redeemed and
  transferred to other funding options .....     (531,241)   (615,512)  (2,208,523)  (2,280,370)   (808,370)   (915,333)
Annuity units ..............................           --          --       (1,289)        (805)         --          --
                                                ---------   ---------   ----------   ----------   ---------   ---------
Accumulation and annuity units
 end of year ...............................    1,619,897   2,034,777    5,003,372    6,810,958   2,585,478   3,332,360
                                                =========   =========   ==========   ==========   =========   =========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                               Lord Abbett Growth and Income   Lord Abbett Mid-Cap Value        Managed Assets
                                                    Subaccount (Class VC)        Subaccount (Class VC)             Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                      2006       2005                 2006      2005         2006          2005
                                                    --------   -------             --------   -------     -----------   ----------
Accumulation and annuity units
  beginning of year ........................         604,754   268,562              495,385   219,429      18,738,214   20,213,234
Accumulation units purchased and
  transferred from other funding options ...         237,557   354,606               83,891   340,518         231,704    1,367,981
Accumulation units redeemed and
  transferred to other funding options .....        (157,790)  (18,414)            (107,134)  (64,562)    (18,950,517)  (2,841,924)
Annuity units ..............................              --        --                   --        --         (19,401)      (1,077)
                                                    --------   -------             --------   -------     -----------   ----------
Accumulation and annuity units
  end of year ..............................         684,521   604,754              472,142   495,385              --   18,738,214
                                                    ========   =======             ========   =======     ===========   ==========

                                                 MIST Batterymarch      MIST BlackRock           MIST Dreman
                                                   Mid-Cap Stock        Large-Cap Core         Small-Cap Value
                                               Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class A)
                                               --------------------   --------------------   --------------------
                                                    2006     2005          2006     2005          2006    2005
                                                 ---------   ----       ---------   ----        -------   ----
Accumulation and annuity units
  beginning of year ........................            --    --               --     --             --     --
Accumulation units purchased and
  transferred from other funding options ...     3,999,374    --        1,040,392     --         96,869     --
Accumulation units redeemed and
  transferred to other funding options .....      (814,950)   --          (83,118)    --        (12,088)    --
Annuity units ..............................            --    --               --     --             --     --
                                                 ---------   ---        ---------    ---        -------    ---
Accumulation and annuity units
  end of year ..............................     3,184,424    --          957,274     --         84,781     --
                                                 =========   ===        =========    ===        =======    ===

                                                 MIST Harris Oakmark        MIST Janus Capital         MIST Legg Mason
                                               International Subaccount   Appreciation Subaccount   Partners Managed Assets
                                                       (Class A)                 (Class A)            Subaccount (Class A)
                                               ------------------------   -----------------------   -----------------------
                                                      2006     2005             2006      2005            2006      2005
                                                   ---------   ----          ----------   -----        ----------   ----
Accumulation and annuity units
  beginning of year ........................              --    --                   --    --                  --     --
Accumulation units purchased and
  transferred from other funding options ...       1,945,646    --           20,468,698    --          17,246,667     --
Accumulation units redeemed and
  transferred to other funding options .....        (470,234)   --           (4,183,473)   --          (3,111,924)    --
Annuity units ..............................           1,240    --                   --    --              20,622     --
                                                   ---------   ---           ----------   ---          ----------    ---
Accumulation and annuity units
  end of year ..............................       1,476,652    --           16,285,225    --          14,155,365     --
                                                   =========   ===           ==========   ===          ==========    ===

                                                 MIST Lord Abbett      MIST Lord Abbett          MIST Met/AIM
                                                  Bond Debenture      Growth and Income      Capital Appreciation
                                               Subaccount (Class A)   Subaccount (Class B)    Subaccount (Class A)
                                               --------------------   --------------------   ---------------------
                                                    2006    2005           2006     2005          2006     2005
                                                  -------   ----        ---------   ----        --------   ----
Accumulation and annuity units
  beginning of year ........................           --    --                --    --               --    --
Accumulation units purchased and
  transferred from other funding options ...      501,717    --         1,946,991    --          572,167    --
Accumulation units redeemed and
  transferred to other funding options .....      (90,127)   --          (298,491)   --         (137,487)   --
Annuity units ..............................           --    --                --    --               --    --
                                                  -------   ---         ---------   ---         --------   ---
Accumulation and annuity units
  end of year ..............................      411,590    --         1,648,500    --          434,680    --
                                                  =======   ===         =========   ===         ========   ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MIST Met/AIM Small Cap        MIST MFS(R) Value          MIST Neuberger Berman
                                              Growth Subaccount (Class A)   Subaccount (Class A)   Real Estate Subaccount (Class A)
                                              ---------------------------   --------------------   --------------------------------
                                                      2006     2005             2006     2005               2006     2005
                                                     -------   ----            -------   ----            ---------   ----
Accumulation and annuity units
  beginning of year .......................               --     --                 --     --                   --     --
Accumulation units purchased and
  transferred from other funding options ..          101,458     --            807,282     --            7,281,535     --
Accumulation units redeemed and
  transferred to other funding options ....          (87,197)    --            (69,932)    --             (956,259)    --
Annuity units .............................               --     --                 --     --                   --     --
                                                     -------    ---            -------    ---            ---------    ---
Accumulation and annuity units
  end of year .............................           14,261     --            737,350     --            6,325,276     --
                                                     =======    ===            =======    ===            =========    ===

                                             MIST Pioneer Fund Subaccount      MIST Pioneer Mid-Cap         MIST Pioneer Strategic
                                                      (Class A)             Value Subaccount (Class A)   Income Subaccount (Class A)
                                             ----------------------------   --------------------------   ---------------------------
                                                    2006      2005                  2006    2005                2006     2005
                                                  ---------   ----                -------   ----             ---------   ----
Accumulation and annuity units
  beginning of year .......................              --     --                     --     --                    --     --
Accumulation units purchased and
  transferred from other funding options ..       1,811,876     --                 54,453     --             1,471,128     --
Accumulation units redeemed and
  transferred to other funding options ....        (200,114)    --                     --     --              (176,140)    --
Annuity units .............................              --     --                     --     --                    --     --
                                                  ---------    ---                 ------    ---             ---------    ---
Accumulation and annuity units
  end of year .............................       1,611,762     --                 54,453     --             1,294,988     --
                                                  =========    ===                 ======    ===             =========    ===

                                                  MIST Third Avenue            MetLife Investment           MetLife Investment
                                              Small Cap Value Subaccount   Diversified Bond Subaccount      International Stock
                                                       (Class B)                    (Class I)              Subaccount (Class I)
                                              --------------------------   ---------------------------   ------------------------
                                                     2006     2005             2006           2005          2006          2005
                                                    -------   ----         ------------   ------------   -----------   ----------
Accumulation and annuity units
  beginning of year .......................              --     --           71,478,585    70,635,606     39,078,208   41,323,915
Accumulation units purchased and
  transferred from other funding options ..         277,331     --            4,969,534    11,447,947      1,334,051    4,953,149
Accumulation units redeemed and
  transferred to other funding options ....         (18,076)    --          (16,739,270)  (10,596,861)   (11,300,773)  (7,194,249)
Annuity units .............................              --     --               (9,096)       (8,107)        (4,997)      (4,607)
                                                    -------    ---          -----------   -----------    -----------   ----------
Accumulation and annuity units
  end of year .............................         259,255     --           59,699,753    71,478,585     29,106,489   39,078,208
                                                    =======    ===          ===========   ===========    ===========   ==========

                                               MetLife Investment Large      MetLife Investment          MSF BlackRock
                                               Company Stock Subaccount      Small Company Stock       Aggressive Growth
                                                       (Class I)            Subaccount (Class I)     Subaccount (Class D)
                                              -------------------------   -----------------------    --------------------
                                                 2006           2005         2006         2005            2006     2005
                                              -----------   -----------   ----------   ----------    -----------   ----
Accumulation and annuity units
  beginning of year .......................    86,174,978    89,116,716   16,834,717   17,829,136             --     --
Accumulation units purchased and
  transferred from other funding options ..     2,101,844    10,808,471      375,416    1,979,867      3,459,316     --
Accumulation units redeemed and
  transferred to other funding options ....   (18,452,163)  (13,739,146)  (4,145,932)  (2,972,328)      (690,867)    --
Annuity units .............................       (11,915)      (11,063)      (2,234)      (1,958)         7,145     --
                                              -----------   -----------   ----------   ----------      ---------    ---
Accumulation and annuity units
  end of year .............................    69,812,744    86,174,978   13,061,967   16,834,717      2,775,594     --
                                              ===========   ===========   ==========   ==========      =========    ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                               MSF BlackRock Bond Income       MSF BlackRock Money        MSF FI Large Cap
                                                 Subaccount (Class A)     Market Subaccount (Class A)   Subaccount (Class A)
                                              -------------------------   ---------------------------   --------------------
                                                     2006     2005               2006      2005              2006      2005
                                                  ---------   ----            ----------   ----           ----------   ----
Accumulation and annuity units
  beginning of year .......................              --     --                    --     --                   --     --
Accumulation units purchased and
  transferred from other funding options ..       5,957,996     --            14,196,795     --           16,327,777     --
Accumulation units redeemed and
  transferred to other funding options ....        (985,505)    --            (4,315,889)    --           (3,456,877)    --
Annuity units .............................          44,601     --                 5,390     --               19,795     --
                                                  ---------    ---            ----------    ---           ----------    ---
Accumulation and annuity units
  end of year .............................       5,017,092     --             9,886,296     --           12,890,695     --
                                                  =========    ===            ==========    ===           ==========    ===

                                                 MSF FI Value           MSF MetLife        MSF MetLife Conservative
                                              Leaders Subaccount   Aggressive Allocation    to Moderate Allocation
                                                   (Class D)       Subaccount (Class B)      Subaccount (Class B)
                                              ------------------   ---------------------   ------------------------
                                                  2006      2005        2006    2005             2006    2005
                                               ----------   ----      -------   ----            ------   ----
Accumulation and annuity units
  beginning of year .......................            --     --           --     --                --     --
Accumulation units purchased and
  transferred from other funding options ..    11,203,459     --      128,675     --            76,492     --
Accumulation units redeemed and
  transferred to other funding options ....    (1,878,107)    --      (59,366)    --            (4,399)    --
Annuity units .............................         1,515     --           --     --                --     --
                                               ----------    ---      -------    ---            ------    ---
Accumulation and annuity units
  end of year .............................     9,326,867     --       69,309     --            72,093     --
                                               ==========    ===      =======    ===            ======    ===

                                                  MSF MetLife          MSF MetLife Moderate           MSF MFS(R)
                                              Moderate Allocation    to Aggressive Allocation       Total Return
                                              Subaccount (Class B)      Subaccount (Class B)    Subaccount (Class F)
                                              --------------------   ------------------------   --------------------
                                                   2006     2005             2006    2005           2006      2005
                                                  -------   ----           -------   ----        ----------   ----
Accumulation and annuity units
  beginning of year .......................            --     --                --     --                --     --
Accumulation units purchased and
  transferred from other funding options ..       343,377     --           396,457     --        19,236,086     --
Accumulation units redeemed and
  transferred to other funding options ....        (4,981)    --                --     --        (2,774,395)    --
Annuity units .............................            --     --                --     --            10,917     --
                                                  -------    ---           -------    ---        ----------    ---
Accumulation and annuity units
  end of year .............................       338,396     --           396,457     --        16,472,608     --
                                                  =======    ===           =======    ===        ==========    ===

                                                  MSF Oppenheimer           MSF Western Asset            MSF Western Asset
                                              Global Equity Subaccount    Management High Yield      Management U.S. Government
                                                      (Class B)          Bond Subaccount (Class A)       Subaccount (Class A)
                                              ------------------------   -------------------------   --------------------------
                                                     2006     2005               2006     2005               2006      2005
                                                  ---------   ----            ---------   ----            ----------   ----
Accumulation and annuity units
  beginning of year .......................              --     --                   --     --                    --     --
Accumulation units purchased and
  transferred from other funding options ..       3,338,014     --            4,963,158     --             9,360,670     --
Accumulation units redeemed and
  transferred to other funding options ....        (185,512)    --             (737,036)    --            (1,478,990)    --
Annuity units .............................              --     --               14,682     --                12,857     --
                                                  ---------    ---            ---------    ---            ----------    ---
Accumulation and annuity units
  end of year .............................       3,152,502     --            4,240,804     --             7,894,537     --
                                                  =========    ===            =========    ===            ==========    ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 Money Market         Oppenheimer Main Street/VA         PIMCO VIT Real Return
                                                  Subaccount          Subaccount (Service Shares)  Subaccount (Administrative Class)
                                          -------------------------  ----------------------------  ---------------------------------
                                              2006          2005          2006           2005            2006              2005
                                          ------------  -----------  -------------  -------------  -----------------  --------------
Accumulation and annuity units
  beginning of year ....................   11,199,422   13,084,846      167,807         74,713          191,822                --
Accumulation units purchased and
  transferred from other funding
  options ..............................      975,501    3,209,896      117,603         95,895           68,545           191,822
Accumulation units redeemed and
  transferred to other funding options..  (12,168,731)  (5,094,817)    (285,410)        (2,801)         (26,246)               --
Annuity units ..........................       (6,192)        (503)          --             --               --                --
                                          -----------   ----------     --------        -------          -------           -------
Accumulation and annuity units
  end of year ..........................           --   11,199,422           --        167,807          234,121           191,822
                                          ===========   ==========     ========        =======          =======           =======

                                                 PIMCO VIT               Putnam VT
                                          Total Return Subaccount     Discovery Growth       Putnam VT International
                                           (Administrative Class)  Subaccount (Class IB)  Equity Subaccount (Class IB)
                                          -----------------------  ---------------------  ----------------------------
                                              2006        2005       2006        2005          2006          2005
                                          -----------  ----------  ---------  ----------  -------------  -------------
Accumulation and annuity units
  beginning of year ....................   5,898,231   5,710,705     92,429     92,900       963,362        970,917
Accumulation units purchased and
  transferred from other funding
  options ..............................     912,339   1,151,993     44,319     20,604       167,696        125,714
Accumulation units redeemed and
  transferred to other funding options..  (1,463,389)   (964,467)   (24,459)   (21,075)     (155,137)      (133,269)
Annuity units ..........................          --          --         --         --            --             --
                                          ----------   ---------    -------    -------      --------       --------
Accumulation and annuity units
  end of year ..........................   5,347,181   5,898,231    112,289     92,429       975,921        963,362
                                          ==========   =========    =======    =======      ========       ========

                                              Putnam VT Small Cap       Travelers AIM Capital   Travelers Convertible
                                          Value Subaccount (Class IB)  Appreciation Subaccount  Securities Subaccount
                                          ---------------------------  -----------------------  ---------------------
                                               2006          2005         2006        2005         2006        2005
                                          -------------  ------------  ----------  -----------  ----------  ---------
Accumulation and annuity units
  beginning of year ....................    3,394,735      3,255,684    638,237      843,575       90,014     64,342
Accumulation units purchased and
  transferred from other funding
  options ..............................      279,389        724,341      6,173      166,801       12,577     37,077
Accumulation units redeemed and
  transferred to other funding options..     (727,631)      (585,290)  (644,410)    (372,139)    (102,591)   (11,405)
Annuity units ..........................           --             --         --           --           --         --
                                            ---------      ---------   --------     --------     --------    -------
Accumulation and annuity units
  end of year ..........................    2,946,493      3,394,735         --      638,237           --     90,014
                                            =========      =========   ========     ========     ========    =======

                                            Travelers Disciplined       Travelers Equity        Travelers Federated
                                          Mid Cap Stock Subaccount      Income Subaccount         Stock Subaccount
                                          ------------------------  -------------------------  ---------------------
                                              2006         2005         2006          2005        2006       2005
                                          -----------  -----------  ------------  -----------  ---------  ----------
Accumulation and annuity units
  beginning of year ....................   4,141,856    4,425,365    11,947,739   12,451,558    973,647   1,232,467
Accumulation units purchased and
  transferred from other funding
  options ..............................      84,879      339,303        53,397    1,202,185         --       9,754
Accumulation units redeemed and
  transferred to other funding options..  (4,226,735)    (622,812)  (11,999,713)  (1,705,914)  (973,647)   (268,574)
Annuity units ..........................          --           --        (1,423)         (90)        --          --
                                          ----------   ----------   -----------   ----------   --------   ---------
Accumulation and annuity units
  end of year ..........................          --    4,141,856            --   11,947,739         --     973,647
                                          ==========   ==========   ===========   ==========   ========   =========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             Travelers Large Cap    Travelers Mercury Large Cap  Travelers MFS(R) Mid Cap
                                                 Subaccount                Core Subaccount           Growth Subaccount
                                          ------------------------  ---------------------------  ------------------------
                                              2006         2005         2006           2005         2006         2005
                                          -----------  -----------  ------------  -------------  -----------  -----------
Accumulation and annuity units
  beginning of year ....................   7,622,960    8,946,685       940,487      929,870      3,747,482    4,399,375
Accumulation units purchased and
  transferred from other funding
  options ..............................      81,465      307,661       115,077      176,415         21,862      185,733
Accumulation units redeemed and
  transferred to other funding options..  (7,704,425)  (1,631,386)   (1,055,564)    (165,798)    (3,759,932)    (836,802)
Annuity units ..........................          --           --            --           --         (9,412)        (824)
                                          ----------   ----------    ----------     --------     ----------    ---------
Accumulation and annuity units
  end of year ..........................          --    7,622,960            --      940,487             --    3,747,482
                                          ==========   ==========    ==========     ========     ==========    =========

                                               Travelers MFS(R)        Travelers MFS(R)         Travelers Mondrian
                                           Total Return Subaccount     Value Subaccount   International Stock Subaccount
                                          -------------------------  -------------------  ------------------------------
                                              2006          2005        2006      2005        2006             2005
                                          ------------  -----------  ---------  --------  -------------   --------------
Accumulation and annuity units
  beginning of year ....................   14,378,200   14,602,425    559,047   244,994      1,334,350       1,417,346
Accumulation units purchased and
  transferred from other funding
  options ..............................      216,193    2,214,818     59,615   412,576        107,354         300,029
Accumulation units redeemed and
  transferred to other funding options..  (14,584,333)  (2,438,373)  (618,662)  (98,523)    (1,440,538)       (382,952)
Annuity units ..........................      (10,060)        (670)        --        --         (1,166)            (73)
                                          -----------   ----------   --------   -------     ----------       ---------
Accumulation and annuity units
  end of year ..........................           --   14,378,200         --   559,047             --       1,334,350
                                          ===========   ==========   ========   =======     ==========       =========

                                          Travelers Pioneer Fund   Travelers Pioneer Mid Cap  Travelers Pioneer Strategic
                                                Subaccount              Value Subaccount            Income Subaccount
                                          -----------------------  -------------------------  ------------  -------------
                                              2006        2005         2006         2005         2006          2005
                                          -----------  ----------  -----------  ------------  ------------  -------------
Accumulation and annuity units
  beginning of year ....................   1,983,434   2,207,586      35,272           --       1,270,194       904,550
Accumulation units purchased and
  transferred from other funding
  options ..............................       7,420     178,991          --       42,317         197,801       471,058
Accumulation units redeemed and
  transferred to other funding options..  (1,990,854)   (403,143)    (35,272)      (7,045)     (1,467,995)     (105,414)
Annuity units ..........................          --          --          --           --              --            --
                                          ----------   ---------     -------       ------      ----------     ---------
Accumulation and annuity units
  end of year ..........................          --   1,983,434          --       35,272              --     1,270,194
                                          ==========   =========     =======       ======      ==========     =========

                                             Travelers Quality        Travelers Strategic     Travelers Style Focus Series:
                                              Bond Subaccount          Equity Subaccount       Small Cap Growth Subaccount
                                          -----------------------  -------------------------  -----------------------------
                                              2006        2005         2006          2005          2006           2005
                                          -----------  ----------  ------------  -----------  --------------  -------------
Accumulation and annuity units
  beginning of year ....................   6,417,640    6,652,534   10,172,541   12,448,181           --            --
Accumulation units purchased and
  transferred from other funding
  options ..............................      83,443      874,839       49,316      375,485        9,869            --
Accumulation units redeemed and
  transferred to other funding options    (6,450,647)  (1,105,256) (10,195,519)  (2,648,870)      (9,869)           --
Annuity units ..........................     (50,436)      (4,477)     (26,338)      (2,255)          --            --
                                          ----------   ----------  -----------   ----------       ------           ---
Accumulation and annuity units
  end of year ..........................          --    6,417,640           --   10,172,541           --            --
                                          ==========   ==========  ===========   ==========       ======           ===

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                              Travelers U.S. Government   Van Kampen LIT Comstock   Van Kampen LIT Enterprise
                                                 Securities Subaccount     Subaccount (Class II)       Subaccount (Class II)
                                              -------------------------   -----------------------   -------------------------
                                                 2006          2005           2006       2005             2006     2005
                                              -----------   ----------      --------   --------          ------   ------
Accumulation and annuity units
  beginning of year .......................     9,927,211   10,898,924       775,636    340,734          57,135   57,135
Accumulation units purchased and
  transferred from other funding options ..       158,842      962,641        89,070    618,640          11,257       --
Accumulation units redeemed and
  transferred to other funding options ....   (10,074,174)  (1,933,568)     (272,792)  (183,738)             --       --
Annuity units .............................       (11,879)        (786)           --         --              --       --
                                              -----------   ----------      --------   --------          ------   ------
Accumulation and annuity units
  end of year .............................            --    9,927,211       591,914    775,636          68,392   57,135
                                              ===========   ==========      ========   ========          ======   ======

                                                 Van Kampen LIT          VIP Asset Manager       VIP Contrafund(R)
                                                Strategic Growth            Subaccount              Subaccount
                                              Subaccount (Class II)      (Service Class 2)       (Service Class 2)
                                              ---------------------   ----------------------   ---------------------
                                                  2006      2005         2006         2005       2006         2005
                                                -------   -------     ----------   ---------   ---------   ---------
Accumulation and annuity units
  beginning of year .......................     241,833   164,650      4,790,463   4,953,099   4,465,200   3,242,396
Accumulation units purchased and
  transferred from other funding options ..      (1,148)  127,487         50,007     313,166     815,875   1,762,231
Accumulation units redeemed and
  transferred to other funding options ....     (33,742)  (50,304)    (4,840,470)   (475,802)   (826,188)   (539,427)
Annuity units .............................          --        --             --          --          --          --
                                                -------   -------     ----------   ---------   ---------   ---------
Accumulation and annuity units
  end of year .............................     206,943   241,833             --   4,790,463   4,454,887   4,465,200
                                                =======   =======     ==========   =========   =========   =========

                                                 VIP Dynamic Capital          VIP Mid Cap            Wells Fargo VT
                                               Appreciation Subaccount         Subaccount        Advantage Small/Mid Cap
                                                  (Service Class 2)         (Service Class 2)      Value Subaccount
                                              ------------------------   ---------------------   -----------------------
                                                   2006       2005          2006        2005         2006        2005
                                                 --------   -------      ---------   ---------     --------   --------
Accumulation and annuity units
  beginning of year .......................       328,499   181,514      3,873,896   2,701,113      600,161    617,173
Accumulation units purchased and
  transferred from other funding options ..       116,142   153,489        626,623   1,451,619       69,217    110,553
Accumulation units redeemed and
  transferred to other funding options ....      (173,524)   (6,504)      (822,088)   (278,836)    (144,854)  (127,565)
Annuity units .............................            --        --             --          --           --         --
                                                 --------   -------      ---------   ---------     --------   --------
Accumulation and annuity units
  end of year .............................       271,117   328,499      3,678,431   3,873,896      524,524    600,161
                                                 ========   =======      =========   =========     ========   ========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

7. SUBSEQUENT EVENT

Company plans to merge with and into MetLife Insurance Company of Connecticut ("MICC") on or about December 7, 2007. Upon consummation of the merger, the Company's separate corporate existence will cease by operation of law and MICC will assume legal ownership of all the assets of the Company, including the Separate Account and its assets. As a result of the merger, MICC will become responsible for all of the Company's liabilities and obligations, including those created under contracts initially issued by the Company and outstanding on the date of the merger. Such contracts will thereby become variable annuity contracts funded by the Separate Account of MICC, and each owner thereof will become a contractholder of MICC.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2006

     (2)  Statement of Operations for the year ended December 31, 2006

     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005

     (2) Consolidated Statements of Income for the year ended December 31, 2006, for the six months ended December 31, 2005 and June 30, 2005 and for the year ended December 31, 2004

     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006, for the six months ended December 31, 2005 and June 30, 2005 and for the year ended December 31, 2004

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006, for the six months ended December 31, 2005 and June 30, 2005 and for the year ended December 31, 2004

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Life and Annuity Company Board of Directors
            authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No.
            333-58809, filed July 9, 1998.)

2.          Not Applicable.

3(a).       Distribution and Principal Underwriting Agreement among the Registrant, The
            Travelers Life and Annuity Company and Travelers Distribution LLC
            (Incorporated herein by reference to Exhibit 3(a) to the Registration
            Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(a)(i).    Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-
            1, File No. 333-138472 filed on November 7, 2006.)

3(b).       Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-
            Effective Amendment No. 2 and Amendment No. 17 to the Registration Statement
            on Form N-4, File Nos. 333-65942, 811--08225 filed April 15, 2003.)

3(c).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b)
            to Post-Effective Amendment No. 14 and Amendment 30 to The Travelers Fund ABD
            for Variable Annuities to the Registration Statement on Form N-4, File Nos.
            033-65343, 811-07463 filed April 5, 2006.)

3(d).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD II
            for Variable Annuities to the Registration Statement on Form N-4, File No.
            033-65339/811-07463 filed April 6, 2007.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
4.          Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to
            Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
            No. 333-58809, filed November 3, 1998.)

                 a.  Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 and Amendment 30
                     to the Registration Statement on Form N-4, File Nos. 033-65339, 811-
                     07463 filed on April 7, 2006.)

5.          1)  Application. (Incorporated herein by reference to Exhibit 5 to Pre-
                Effective Amendment No. 1 to the Registration Statement on Form N-4, File
                No. 333-58809, filed November 3, 1998.)

                 a.  The Travelers Insurance Company, The Travelers Life and Annuity
                     Company, Deferred Variable Annuity Application Rev. 5-05, National
                     app L-22213*

                 b.  The Travelers Insurance Company, The Travelers Life and Annuity
                     Company, Deferred Variable Annuity Application Rev. 7-05 National
                     app L-22213*

                 c.  The Travelers Insurance Company, The Travelers Life and Annuity
                     Company, Deferred Variable Annuity Application Rev. 11-05 National
                     app L-22213*

                 d.  The Travelers Insurance Company, The Travelers Life and Annuity
                     Company, Deferred Variable Annuity Application Rev. 1-06 National
                     app L-22213*

                 e.  The Travelers Insurance Company, The Travelers Life and Annuity
                     Company, Master Application for Group Deferred Variable Annuity
                     L22534 TRA Master App 7-05*

                 f.  The Travelers Life and Annuity Company for Deferred Variable Annuity
                     Application (Arizona) L-22213AZ 5-05*

                 g.  The Travelers Life and Annuity Company for Deferred Variable Annuity
                     Application (Arizona) L-22213AZ 7-05*

                 h.  The Travelers Life and Annuity Company for Deferred Variable Annuity
                     Application (Arizona) L-22213AZ 11-05*

                 i.  The Travelers Life and Annuity Company for Deferred Variable Annuity
                     Application (Arizona) L-22213AZ 1-06*

                      *  (Incorporated herein by reference to Post-Effective Amendment
                         No. 11 to the Registration Statement on Form N-4, File Nos. 333-
                         58809/811-08869, filed April 10, 2006.)

                 j.  Systematic Withdrawal Program MetLife Retirement Account L- 19066SWP
                     Order # L-19244 1 Rev. 11/06.**

                 k.  Dollar Cost Averaging Program MetLife Retirement Account L- 19066DCA
                     Order # L-19243; Rev. 11/06.**

                      *  *(Incorporated herein by reference to Exhibit 13 to Post-
                         Effective Amendment No. 13 to this Registration Statement on
                         Form N-4, File No. 333-58809 filed April 9, 2007.)

            2)  Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 and Amendment 30 to The
                Travelers Fund ABD for Variable Annuities to the Registration Statement
                on Form N-4, File Nos. 033-65343, 811- 07465 filed April 5, 2006.)

6(a).       Charter of The Travelers Life and Annuity Company, as amended on April 10,
            1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration
            Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

            1)  Certificate of Amendment of the Charter as Amended and Restated of The
                Travelers Life and Annuity Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post- Effective Amendment No. 14
                and Amendment 30 to The Travelers Fund ABD II for Variable Annuities
                Registration Statement on Form N-4, File Nos. 033-65339, 811-07463 filed
                April 7, 2006.)

            2)  Certificate of Correction of MetLife Life and Annuity Company of
                Connecticut, to the Amendment to the Charter as Amended and Restated of
                The Travelers Life and Annuity Company, dated and executed as of the
                4(th) day of April, 2007. Filed herewith.

6(b).       By-Laws of The Travelers Life and Annuity Company, as amended on October 20,
            1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration
            Statement on Form N-4, File Nos. 333-40191, 811- 08479 filed November 13,
            1997.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
6(c).       Certificate of Amendment of the Charter as Amended and Restated of The
            Travelers Life and Annuity Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 and Amendment 30 to
            The Travelers Fund ABD II for Variable Annuities Registration Statement on
            Form N-4 , File Nos. 033-65339, 811-07463 filed April 7, 2006.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
            7 to Post-Effective Amendment No. 2 and Amendment No. 30 to the Registration
            Statement on Form N-4, File Nos. 333-65942, 811- 08225 filed April 15, 2003.)

8.          Participation Agreements. (Incorporated herein by reference to Exhibit 8 to
            Post-Effective Amendment No. 8 to the Registration Statement on Form N-4,
            File No. 333-101778, filed April 21, 2005).

8(a).       Participation Agreement Among Met Investors Series Trust, Met Investors
            Advisory, LLC, MetLife Investors Distribution Company, The Travelers
            Insurance Company and The Travelers Life and Annuity Company effective
            November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-
            Effective Amendment No. 14 and Amendment 30 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4, File Nos. 033-65343,
            811-07463 filed April 5, 2006.)

8(b)(i).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Securities, Inc. and MetLife Life and Annuity Company
            of Connecticut entered as of April 30, 2007.  Filed herewith.

8(b)(ii).   Participation Agreement among Metropolitan Series Fund, Inc., MetLife
            Advisers, LLC, MetLife Investors Distribution Company and MetLife Life and
            Annuity Company of Connecticut entered as of August 31, 2007.  Filed herewith.

9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9 to this Registration Statement on Form N-4, filed July 9, 1998.)

10. (a)     Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed
            herewith.

10. (b)     Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
            Firm. Filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney authorizing Michele H. Abate, John E. Connolly, Jr., James
            L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for Michael K. Farrell, William J. Mullaney, Lisa M. Weber, Stanley J. Talbi
            and Joseph J. Prochaska.  (Incorporated herein by reference to Exhibit 13 to
            Post-Effective Amendment No. 13 to this Registration Statement on Form N-4,
            File No. 333-58809 filed April 9, 2007.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address: MetLife Life and Annuity Company of Connecticut One Cityplace Hartford, CT 06103-3415

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney                Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Eric T. Steigerwalt                Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

William D. Cammarata               Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget                Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman                     Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Christopher A. Kremer              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Patrick D. Studley                 Vice President and Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Herbert B. Brown                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison                Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962

James M. Koeger                    Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962



NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      20. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      21.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        20.   Bond Trust Account A (MA)

        21.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 9% General Partnership interest is held by Metropolitan Asset Management Corporation and 90% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 78.5% Limited Partnership interest is held by Metropolitan Life Insurance Company and 20.5% Limited Partnership interest is held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

            e) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      23.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52.8% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia/Canada)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)

      41. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT) 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    Metropolitan Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

CC.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of August 31, 2007,



Qualified: 5,776


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


MetLife of CT  Fund ABD for Variable Annuities



MetLife of CT  Fund ABD II for Variable Annuities



MetLife of CT  Fund BD for Variable Annuities



MetLife of CT  Fund BD II for Variable Annuities



MetLife of CT  Fund BD III for Variable Annuities



MetLife of CT  Fund BD IV for Variable Annuities



MetLife of CT  Fund U for Variable Annuities



MetLife of CT  Separate Account Five for Variable Annuities



MetLife of CT  Separate Account Six for Variable Annuities



MetLife of CT  Separate Account Seven for Variable Annuities



MetLife of CT  Separate Account Eight for Variable Annuities



MetLife of CT  Separate Account Nine for Variable Annuities



MetLife of CT  Separate Account Ten for Variable Annuities



MetLife of CT  Separate Account Eleven for Variable Annuities



MetLife of CT  Separate Account Twelve for Variable Annuities



MetLife of CT  Separate Account Thirteen for Variable Annuities



MetLife of CT  Separate Account Fourteen for Variable Annuities



MetLife Insurance Company of CT Variable Annuity Separate Account 2002 and



MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002



MetLife of CT  Separate Account PF for Variable Annuities



MetLife of CT  Separate Account PF II for Variable Annuities



MetLife of CT  Separate Account QP for Variable Annuities



MetLife of CT  Separate Account QPN for Variable Annuities



MetLife of CT  Separate Account TM for Variable Annuities



MetLife of CT  Separate Account TM II for Variable Annuities



MetLife of CT  Fund UL for Variable Life Insurance



MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance



MetLife of CT  Variable Life Insurance Separate Account One



MetLife of CT  Variable Life Insurance Separate Account Two



MetLife of CT  Variable Life Insurance Separate Account Three



Metropolitan Life Variable Annuity Separate Account I and



Metropolitan Life Variable Annuity Separate Account II



Met Investors Series Trust



MetLife Investors USA Separate Account A



MetLife Investors Variable Annuity Account One



MetLife Investors Variable Annuity Account Five



MetLife Investors Variable Life Account One



MetLife Investors Variable Life Account Five



First MetLife Investors Variable Annuity Account One



General American Separate Account Eleven



General American Separate Account Twenty-Eight



General American Separate Account Twenty-Nine



General American Separate Account Two



Security Equity Separate Account 26



Security Equity Separate Account 27



Metropolitan Life Separate Account E



Metropolitan Life Separate Account UL


Metropolitan Tower Separate Account One


Metropolitan Tower Separate Account Two



Paragon Separate Account A



Paragon Separate Account B



Paragon Separate Account C and



Paragon Separate Account D


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Distribution Head-National Accounts Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                  (2)
                                                  NET
                    (1)                       UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL               DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                   COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------              ---------------  ---------------  ---------------  ---------------
MLI Distribution LLC......................    $92,981,365           $0               $0               $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1) MetLife Life and Annuity Company of Connecticut One Cityplace Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-
     (4) or such letter.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 31st day of October 2007.



            MetLife of CT Separate Account Six for Variable Annuities

                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                         and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 31st day of October 2007.




         /s/ *MICHAEL K. FARRELL                  Director and President
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)

*By:           /s/ MYRA L. SAUL
     ----------------------------------------
       Myra L. Saul , Attorney-in-fact



* MetLife Life and Annuity Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

6(a)(2)    Certificate of Correction of MetLife Life and Annuity Company of
           Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company, dated and executed as of the 4(th) day of April, 2007.

8(b)(i)    Participation Agreement among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, MetLife Securities, Inc. and MetLife Life and Annuity
           Company of Connecticut entered as of April 30, 2007.  Filed herewith.

8(b)(ii)   Participation Agreement among Metropolitan Series Fund, Inc., MetLife
           Advisers, LLC, MetLife Investors Distribution Company an MetLife Life and Annuity Company of Connecticut entered as of August 31, 2007.

10(a)      Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b)      Consent of Deloitte & Touche LLP, Independent Registered Public
           Accounting Firm.